        As filed with the Securities and Exchange Commission on April 10, 2002.

                                                              File No. 333-19605
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                     -----

         Post-Effective Amendment No.   9                             [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.   236                                            [X]
                     ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _____  immediately upon filing pursuant to paragraph (b) of Rule 485 X

  __X__  on May 1, 2002 pursuant to paragraph (b) of Rule 485

  _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

  _____  on _____, 2002 pursuant to paragraph (a)(1) of Rule 485

  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(A)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

DIRECTOR IMMEDIATE VARIABLE ANNUITY
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Director Immediate Variable Annuity. Please read it carefully.

The Director Immediate Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is an immediate, tax-deferred, variable annuity offered to individuals. It is:

x  Immediate, because we start making Annuity Payouts within 60 days.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.



- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.



- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).



- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.



- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)



- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)


If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).


This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    6
----------------------------------------------------------------------
HIGHLIGHTS                                                        8
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                      9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  The Separate Account                                            9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  12
----------------------------------------------------------------------
THE CONTRACT                                                     12
----------------------------------------------------------------------
  Purchases and Contract Value                                   12
----------------------------------------------------------------------
  Charges and Fees                                               14
----------------------------------------------------------------------
  Death Benefit                                                  15
----------------------------------------------------------------------
  Surrenders                                                     16
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  17
----------------------------------------------------------------------
OTHER INFORMATION                                                20
----------------------------------------------------------------------
  How Contracts are Sold                                         20
----------------------------------------------------------------------
  Legal Matters                                                  20
----------------------------------------------------------------------
  More Information                                               20
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       20
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         25
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          26
----------------------------------------------------------------------
APPENDIX II -- ACCUMULATION UNIT VALUES                          30
----------------------------------------------------------------------
ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL
  RATES OF RETURN                                                33
----------------------------------------------------------------------
ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF
  RETURN                                                         35
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Income Start Date.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: An amount equal to the present value of any remaining guaranteed Annuity Payouts determined as of a Contract Anniversary.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUTS: The money we pay after the Income Start Date for the duration and frequency selected.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that will apply when you Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: The General Account includes our company assets.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

INCOME PAYOUT DATE: The date we use to compute the Annuity Payouts.

INCOME START DATE: The time when regularly scheduled Annuity Payouts begin.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYOUT FACTOR: A number used to calculate the first Annuity Payout.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The Contract Value minus any applicable Premium Tax if requested before the Annuity Calculation Date or the Commuted Value minus any applicable Contingent Deferred Sales Charge if requested on or after the Annuity Calculation Date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                5
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Premium Payment (as a percentage of
  Premium Payment)                                              None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of
  Commuted Value) *
    First Year                                                     6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------

*   Only applies to the following Annuity Payout Options after the Income Start
    Date: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, and Payments Guaranteed for a Specified Number of Years.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%          0.03%       0.66%
-----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%          0.03%       0.51%
-----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%          0.05%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%          0.03%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (1)                                        0.85%          0.10%       0.95%
-----------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.76%          0.10%       0.86%
-----------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                            0.85%          0.07%       0.92%
-----------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                        0.85%          0.08%       0.93%
-----------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                    0.85%          0.04%       0.89%
-----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%          0.07%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%          0.04%       0.89%
-----------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund (1)                                       0.83%          0.08%       0.91%
-----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%          0.04%       0.79%
-----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%          0.04%       0.65%
-----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%          0.04%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%          0.03%       0.43%
-----------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (1)           0.85%          0.15%       1.00%
-----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.70%          0.11%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (1)                  0.85%          0.15%       1.00%
-----------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.67%          0.03%       0.70%
-----------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (1)                                 0.83%          0.07%       0.90%
-----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%          0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%          0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                  0.63%          0.05%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.72%          0.04%       0.76%
-----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%          0.03%       0.49%
-----------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.47%          0.04%       0.51%
-----------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (1)                                        0.83%          0.07%       0.90%
-----------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%          0.05%       0.73%
-----------------------------------------------------------------------------------------------------



(1) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of expenses to be incurred during the current fiscal year.

HARTFORD LIFE INSURANCE COMPANY                                                7
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5%


ANNUAL RETURN ON ASSETS.



                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund           $80    $111    $144     $225    $20     $61    $104     $225     $20       $61      $104       $225
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund       $78    $106    $136     $209    $18     $56    $ 96     $209     $18       $56      $ 96       $209
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund       $80    $111    $145     $227    $20     $61    $105     $227     $20       $61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund           $80    $111    $145     $227    $20     $61    $105     $227     $20       $61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Focus
   HLS Fund       $83    $120    $159     $255    $23     $70    $119     $255     $23       $70      $119       $255
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Advisers HLS
   Fund           $82    $117    $154     $246    $22     $67    $114     $246     $22       $67      $114       $246
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
  Communications
   HLS Fund       $82    $119    $158     $252    $22     $69    $118     $252     $22       $69      $118       $252
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Financial
   Services HLS
   Fund           $82    $119    $158     $253    $22     $69    $118     $253     $22       $69      $118       $253
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund           $82    $118    $156     $249    $22     $68    $116     $249     $22       $68      $116       $249
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund           $81    $115    $152     $241    $21     $65    $112     $241     $21       $65      $112       $241
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund       $82    $118    $156     $249    $22     $68    $116     $249     $22       $68      $116       $249
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   HLS Fund       $82    $118     N/A      N/A    $22     $68     N/A      N/A     $22       $68       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund       $81    $115    $151     $239    $21     $65    $111     $239     $21       $65      $111       $239
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   Opportunities
   HLS Fund       $79    $110    $144     $224    $19     $60    $104     $224     $19       $60      $104       $224
 -----------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund           $81    $115    $152     $241    $21     $65    $112     $241     $21       $65      $112       $241
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund       $77    $103    $132     $200    $17     $53    $ 92     $200     $17       $53      $ 92       $200
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Capital
   Appreciation
   HLS Fund       $83    $121    $162     $261    $23     $71    $122     $261     $23       $71      $122       $261
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund       $81    $115    $152     $241    $21     $65    $112     $241     $21       $65      $112       $241
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Small Company
   HLS Fund       $83    $121    $162     $261    $23     $71    $122     $261     $23       $71      $122       $261
 -----------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund       $80    $112    $146     $229    $20     $62    $106     $229     $20       $62      $106       $229
 -----------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   Value HLS
   Fund           $82    $118    $157     $250    $22     $68    $117     $250     $22       $68      $117       $250
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund           $78    $105    $135     $205    $18     $55    $ 95     $205     $18       $55      $ 95       $205
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund       $78    $105    $135     $205    $18     $55    $ 95     $205     $18       $55      $ 95       $205
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Growth
   HLS Fund       $80    $111    $145     $227    $20     $61    $105     $227     $20       $61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund           $81    $114    $149     $236    $21     $64    $109     $236     $21       $64      $109       $236
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund       $78    $105    $135     $207    $18     $55    $ 95     $207     $18       $55      $ 95       $207
 -----------------------------------------------------------------------------------------------------------------------
 Hartford U.S.
   Government
   Securities
   HLS Fund       $78    $106    $136     $209    $18     $56    $ 96     $209     $18       $56      $ 96       $209
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Value
   HLS Fund       $82    $118    $157     $250    $22     $68    $117     $250     $22       $68      $117       $250
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Value
   Opportunites
   HLS Fund       $80    $113    $148     $232    $20     $63    $108     $232     $20       $63      $108       $232
 -----------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your Premium Payment. You may also transfer from another investment. Your Premium Payment must be at least $25,000. You may not make additional Premium Payments.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, we will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity.

The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:

                   CONTINGENT
                    DEFERRED
                  SALES CHARGE
               AS A PERCENTAGE OF
CONTRACT YEAR    COMMUTED VALUE
---------------------------------
      1               6%
---------------------------------
      2               6%
---------------------------------
      3               5%
---------------------------------
      4               5%
---------------------------------
      5               4%
---------------------------------
      6               3%
---------------------------------
      7               2%
---------------------------------
  8 or more           0%
---------------------------------

If you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, Hartford agrees to make Annuity Payouts for at least the Specified Number of Years you select. Commuted Value is the present value of any remaining Annuity Payouts to be made during the Specified Number of Years. We calculate the Commuted Value for variable dollar amount Annuity Payouts using the Assumed Investment Return you selected.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:
A Mortality and Expense Risk Charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, you may Surrender some or all of the amount you invested after Annuity Payouts begin.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

 - Partial Surrenders may have adverse tax consequences, so please consult your tax adviser.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant die. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greatest of:

x  Commuted Value;

x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or

x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.

HARTFORD LIFE INSURANCE COMPANY                                                9
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As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

You may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Life Annuity, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or Payments Guaranteed for a Specified Number of Years. We may make other Annuity Payout Options available at any time.

GENERAL CONTRACT INFORMATION
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HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia and Puerto Rico. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING       BASIS OF RATING
-------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01          A+      Financial strength
-------------------------------------------------------------------------
 Standard & Poor's         9/20/01         AA       Financial security
                                                    characteristics
-------------------------------------------------------------------------
 Fitch                     9/21/01         AA+      Claims paying ability
-------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.


- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total Premium Payment you make to us.

THE FUNDS


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

10                                               HARTFORD LIFE INSURANCE COMPANY
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Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The Investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.



HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and

HARTFORD LIFE INSURANCE COMPANY                                               11
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maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.



HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.



HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

Effective at the close of the New York Stock Exchange on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, or Asset Rebalancing Program into the Hartford MidCap HLS Fund Sub-Account if you enroll on or before June 29, 2001.

12                                               HARTFORD LIFE INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:


- Individual Retirement Annuities adopted according to Section 408 of the Code:



In this prospectus, an Individual Retirement Annuity is also referred to as a Qualified Contract. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with a Premium Payment. You may also transfer assets from an existing investment. The minimum Premium Payment is $25,000. No additional Premium Payments may be made. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you

HARTFORD LIFE INSURANCE COMPANY                                               13
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authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE INCOME START DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.


When your Premium Payment is credited to your Sub-Accounts, it is converted into Accumulation Units by dividing the amount of your Premium Payment, minus any Premium Taxes, by the Accumulation Unit Value for that day. The larger the Premium Payment you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Income Start Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.



In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;

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- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer limitations, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


CHARGES AND FEES

There are 3 charges and fees associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge is deducted only under the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options. It covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. The longer you leave your Premium Payment in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:

                   CONTINGENT
                    DEFERRED
                  SALES CHARGE
               AS A PERCENTAGE OF
CONTRACT YEAR    COMMUTED VALUE
---------------------------------
      1               6%
---------------------------------
      2               6%
---------------------------------
      3               5%
---------------------------------
      4               5%
---------------------------------
      5               4%
---------------------------------
      6               3%
---------------------------------
      7               2%
---------------------------------
  8 or more           0%
---------------------------------

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner

- Upon cancellation during the Right to Cancel Period

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- The primary mortality risk that we assume is made once Annuity Payouts have begun. Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

For the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, we must cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or periods when the Contingent Deferred Sales Charges would have been deducted. The risk that we bear during this period is that actual mortality rates, in aggregate, may be higher than expected.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Income Start Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and

HARTFORD LIFE INSURANCE COMPANY                                               15
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expense risk charge enables us to keep our commitments and to pay you as planned.

PREMIUM TAX

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

BEFORE THE INCOME START DATE -- If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

ON OR AFTER THE INCOME START DATE -- If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greatest of:

x  Commuted Value;

x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or

x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.

As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value. The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day. Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Income Start Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take a full Surrender without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Annuitant dies before the Income Start Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Income Start Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Income Start Date.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. Spousal continuation is available only once for each Contract.

IF DEATH OCCURS BEFORE THE INCOME START DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is                                   Death Benefit is paid to
                              living                                                  the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.

IF DEATH OCCURS ON OR AFTER THE INCOME START DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE INCOME START DATE -- When you Surrender your Contract before the Income Start Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, or Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SURRENDERS AFTER THE INCOME START DATE -- Partial Surrenders are permitted after the Income Start Date if you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Specified Number of Years" you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Specified Number of Years.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will not make any Annuity Payouts during the remaining Specified Number of Years. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will reduce the remaining Annuity Payouts during the remaining Specified Number of Years. The remaining Annuity Payouts are

HARTFORD LIFE INSURANCE COMPANY                                               17
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reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.

Annuity Payouts that are to be made after the Specified Number of Years is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Income Start Date.

HOW DO I REQUEST A SURRENDER?

Requests for Surrenders must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. The partial Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Income Start Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER THESE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want to receive level monthly Annuity Payouts?

- What is the Assumed Investment Return?

- How are the variable dollar amount Annuity Payouts determined?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Income Start Date and an Annuity Payout Option when you purchase your Contract. The Income Start Date is any date after the right to cancel period is over and no later than 60 days after your Contract is issued. Once selected, neither the Income Start Date nor your Annuity Payout Option can be changed.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Income Start Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Income Start Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we

18                                               HARTFORD LIFE INSURANCE COMPANY
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begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we pay the Beneficiary the Contract Value as of the Annuity Calculation Date, minus applicable Premium Taxes, and minus any Annuity Payouts already made. This Annuity Payout Option is only available if you select the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of the Annuitant. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period, receive the Commuted Value in one lump sum or take the Death Benefit.

For Qualified Contracts, the Annuity Payout period remaining must be less than the life expectancy of the Annuitant when the Contact is issued.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living, but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of the younger Annuitant. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. If the Annuitant and the Joint Annuitant both die before Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period or receive the Commuted Value in one lump sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 100 years minus the age of the Annuitant. If the Annuitant dies before the specified number of years have passed, the Beneficiary may elect either to continue Annuity Payouts for the rest of the specified number of years, or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Income Start Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

HARTFORD LIFE INSURANCE COMPANY                                               19
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4. DO YOU WANT TO RECEIVE LEVEL MONTHLY ANNUITY PAYOUTS?

You may elect to receive Annuity Payouts that vary in amount each Contract Year, but are level each month throughout the Contract Year. We offer these level payouts on a monthly frequency only. You can begin receiving these level monthly Annuity Payouts on your Income Start Date or as of any anniversary of your Income Start Date. You can cancel these level Annuity Payouts by notifying us within 30 days of the anniversary of the Income Start Date.

The level payouts are available only under the following Annuity Payout Options:

- Life Annuity with Cash Refund

- Life Annuity with Payments Guaranteed for a Specified Number of Years

- Joint and Survivor Life Annuity with Payments Guaranteed for a Specified Number of Years

- Payments Guaranteed for a Specified Number of Years

We will transfer the annual variable Annuity Payout amount to the General Account to provide your level monthly Annuity Payouts. The assets of the General Account are subject to the claims of our creditors. The level monthly Annuity Payouts will be calculated using a fixed interest rate which will be determined annually on each anniversary of your Income Start Date. The minimum interest rate will be 3%, compounded annually.

In situations where we make Annuity Payouts based on the life of the Annuitant, we will calcuate the level monthly Annuity Payout using the mortality table listed in the Contract.

5. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.


6. HOW ARE VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS DETERMINED?



A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return


The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:


Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor found in your Contract, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Income Start Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

20                                               HARTFORD LIFE INSURANCE COMPANY
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital

HARTFORD LIFE INSURANCE COMPANY                                               21
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gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C.  TAXATION OF PURCHASERS OF NON-QUALIFIED CONTRACTS

 1. CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. NATURAL PERSONS

Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

    a. DISTRIBUTIONS PRIOR TO THE INCOME START DATE.

The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

    b. DISTRIBUTIONS AFTER THE INCOME START DATE.

The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

    c. PENALTY TAX ON CERTAIN DISTRIBUTIONS.

Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable

22                                               HARTFORD LIFE INSURANCE COMPANY
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income. In general, however, there is no penalty tax on distributions:

- made on or after a taxpayer reaches age 59 1/2;

- made on or after the death of the Contract Owner;

- attributable to a taxpayer's becoming disabled;

- that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

- made under certain annuities issued in connection with structured settlement agreements; and

- made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

    d. AGGREGATION OF TWO OR MORE CONTRACTS.

All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

    e. CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS.

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of
Section 1035 should consult their tax adviser.

    f. TAX STATUS OF THE CONTRACTS.

The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

 3. DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

HARTFORD LIFE INSURANCE COMPANY                                               23
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The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

 5. REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:
(a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. This spousal continuation shall apply only once for this contract. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

D.  CONTRACT OWNERS THAT ARE NONRESIDENT
ALIENS OR FOREIGN CORPORATIONS.

The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

E.  OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

F.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


G.  GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or

24                                               HARTFORD LIFE INSURANCE COMPANY
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more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

HARTFORD LIFE INSURANCE COMPANY                                               25
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

HARTFORD LIFE INSURANCE COMPANY                                               27
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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408



TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.



SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.



Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA

28                                               HARTFORD LIFE INSURANCE COMPANY
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during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.



(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions;



- hardship distributions;



- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or



- direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



Certain states require withholding of state taxes when federal income tax is withheld.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such

HARTFORD LIFE INSURANCE COMPANY                                               29
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contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

30                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- ACCUMULATION UNIT VALUES


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus. There is no information for Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Value Opportunities HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Growth HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.



                                                                   YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          2001      2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
    Accumulation Unit Value at beginning of period   $4.708     $4.803     $4.398     $3.572         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $4.434     $4.708     $4.803     $4.398     $3.572
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --  1,054,157  1,156,230  1,095,048  1,012,472
----------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
    Accumulation Unit Value at beginning of period   $2.416     $2.185     $2.258     $2.114         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $2.593     $2.416     $2.185     $2.258     $2.114
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    152,494    167,707    162,501    111,586
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
    Accumulation Unit Value at beginning of period   $8.388     $7.501     $5.526     $4.845         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $7.709     $8.388     $7.501     $5.526     $4.845
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                       340,758    357,409    347,433    352,482    351,189
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
    Accumulation Unit Value at beginning of period   $2.816     $2.570     $2.471     $2.149         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $2.669     $2.816     $2.570     $2.471     $2.149
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    335,847    381,269    391,151    308,682
----------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.031         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
    Accumulation Unit Value at beginning of period   $1.656     $1.796     $1.476     $1.319         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.533     $1.656     $1.796     $1.476     $1.319
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     61,514     57,797     50,971     43,217
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.711         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
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                                                                   YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          2001      2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.952         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
    Accumulation Unit Value at beginning of period   $1.469     $1.000         --         --         --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.481     $1.469         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     28,572         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
    Accumulation Unit Value at beginning of period   $1.792     $1.952     $1.315         --         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.476     $1.792     $1.952     $1.315         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     87,887     25,343        416         --
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
    Accumulation Unit Value at beginning of period   $0.621     $1.000         --         --         --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.473     $0.621         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     39,523         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
    Accumulation Unit Value at beginning of period   $1.325     $1.422     $1.182         --         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.204     $1.325     $1.422     $1.182         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     78,728     41,232      4,982         --
----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
    Accumulation Unit Value at beginning of period   $1.068     $1.070     $1.035         --         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.083     $1.068     $1.070     $1.035         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     22,916     14,681      1,832         --
----------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
    Accumulation Unit Value at beginning of period   $5.012     $5.608     $4.712     $3.726         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $4.340     $5.012     $5.608     $4.712     $3.726
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    148,780    152,272    131,579    109,837
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
 FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.854         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning of period   $1.856     $2.267     $1.641     $1.469         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.489     $1.856     $2.267     $1.641     $1.469
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    211,646    218,272    240,090    264,642
----------------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                   YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          2001      2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.932         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
    Accumulation Unit Value at beginning of period   $2.546     $2.056     $1.371     $1.097         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $2.423     $2.546     $2.056     $1.371     $1.097
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    241,334    118,306     33,348      8,306
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $0.991         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
    Accumulation Unit Value at beginning of period   $1.863     $1.777     $1.176     $1.650         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.911     $1.863     $1.777     $1.716     $1.650
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    189,367    213,832    183,614    140,797
----------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
    Accumulation Unit Value at beginning of period   $2.414     $2.217     $2.211     $2.098         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $2.563     $2.414     $2.217     $2.211     $2.098
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --     55,019     69,555     78,026     81,143
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
    Accumulation Unit Value at beginning of period   $1.931     $2.251     $1.374     $1.247         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.622     $1.931     $2.251     $1.374     $1.247
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    140,975    107,808     85,431     56,706
----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
    Accumulation Unit Value at beginning of period   $6.587     $7.176     $6.066     $4.602         --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $5.710     $6.587     $7.176     $6.066     $4.602
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --    419,495    432,424    403,629    372,754
----------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
    Accumulation Unit Value at beginning of period   $1.000         --         --         --         --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period         $1.000         --         --         --         --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end
     of period (in thousands)                            --         --         --         --         --
----------------------------------------------------------------------------------------------------------



(a) Inception date May 1, 2000.



(b) Inception date May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

ILLUSTRATIONS OF ANNUITY PAYMENTS
ASSUMING HYPOTHETICAL RATES OF RETURN

The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.
WHAT THE GRAPHS ILLUSTRATE -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).
HYPOTHETICAL RATES OF RETURN -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.85%, 4.04% and 9.93%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.62% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.
Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Annuity Payouts".
ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%,
(3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.
For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".
ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Annuity Payouts".
THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts".

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HYPOTHETICAL ILLUSTRATIONS



  HYPOTHETICAL 0% GROSS RATE       HYPOTHETICAL 6% GROSS RATE       HYPOTHETICAL 12% GROSS RATE
    AVERAGE MONTHLY PAYMENT          AVERAGE MONTHLY PAYMENT          AVERAGE MONTHLY PAYMENT
      FOR EACH YEAR SHOWN              FOR EACH YEAR SHOWN              FOR EACH YEAR SHOWN
$1,000 INITIAL PAYMENT; 5% AIR   $1,000 INITIAL PAYMENT; 5% AIR   $1,000 INITIAL PAYMENT; 5% AIR
-------------------------------  -------------------------------  -------------------------------
                    AVERAGE                          AVERAGE                          AVERAGE
   CONTRACT         MONTHLY         CONTRACT         MONTHLY         CONTRACT         MONTHLY
     YEAR           PAYMENT           YEAR           PAYMENT           YEAR           PAYMENT
---------------  --------------  ---------------  --------------  ---------------  --------------
         1               970              1               996              1             1,022
         2               906              2               988              2             1,072
         3               847              3               980              3             1,125
         4               791              4               972              4             1,179
         5               740              5               964              5             1,237
         6               691              6               956              6             1,298
         7               646              7               948              7             1,361
         8               604              8               940              8             1,427
         9               564              9               932              9             1,497
        10               527             10               924             10             1,570
        11               493             11               917             11             1,647
        12               461             12               909             12             1,727
        13               430             13               902             13             1,812
        14               402             14               894             14             1,900
        15               376             15               887             15             1,993
        16               351             16               879             16             2,091
        17               328             17               872             17             2,193
        18               307             18               865             18             2,300
        19               287             19               858             19             2,412
        20               268             20               851             20             2,530


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE MONTHLY PAYMENT
CONTRACT                       0%          6%         12%
YEAR                   Gross Rate  Gross Rate  Gross Rate
1                             970         996       1,022
2                             906         988       1,072
3                             847         980       1,125
4                             791         972       1,179
5                             740         964       1,237
6                             691         956       1,298
7                             646         948       1,361
8                             604         940       1,427
9                             564         932       1,497
10                            527         924       1,570
11                            493         917       1,647
12                            461         909       1,727
13                            430         902       1,812
14                            402         894       1,900
15                            376         887       1,993
16                            351         879       2,091
17                            328         872       2,193
18                            307         865       2,300
19                            287         858       2,412
20                            268         851       2,530

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

ILLUSTRATIONS OF ANNUITY PAYMENTS
USING HISTORIC RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a HYPOTHETICAL Non-Qualified Contract had one existed during the years shown.


WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 2001. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").


Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Annuity Payouts".)

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.

For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".

ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments". Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts".

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


HARTFORD ADVISERS HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983*                 990                 1.26%
          1984                  948                 6.05%
          1985                1,078                25.26%
          1986                1,253                11.27%
          1987                1,337                 4.66%
          1988                1,322                12.71%
          1989                1,479                20.24%
          1990                1,459                 0.01%
          1991                1,584                18.88%
          1992                1,630                 6.96%
          1993                1,731                10.86%
          1994                1,688                -3.94%
          1995                1,821                26.74%
          1996                2,042                15.14%
          1997                2,384                22.96%
          1998                2,745                23.11%
          1999                2,991                 9.21%
          2000                2,965                -1.98%
          2001                2,657                -5.83%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -5.83%
    5 Year                                       8.82%
    10 Year                                      9.76%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -11.48%
    5 Year                                       8.24%
    10 Year                                      9.76%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983*         990
1984          948
1985        1,078
1986        1,253
1987        1,337
1988        1,322
1989        1,479
1990        1,459
1991        1,584
1992        1,630
1993        1,731
1994        1,688
1995        1,821
1996        2,042
1997        2,384
1998        2,745
1999        2,991
2000        2,965
2001        2,657


 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,038                 9.16%
          1985                1,237                34.37%
          1986                1,485                 7.65%
          1987                1,496                -5.55%
          1988                1,451                24.67%
          1989                1,694                22.60%
          1990                1,550               -12.02%
          1991                1,852                52.16%
          1992                2,100                15.55%
          1993                2,492                19.30%
          1994                2,562                 1.26%
          1995                2,897                28.63%
          1996                3,328                19.20%
          1997                3,881                20.83%
          1998                4,150                14.04%
          1999                4,864                35.75%
          2000                6,183                11.82%
          2001                5,637                -8.09%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -8.09%
    5 Year                                      13.96%
    10 Year                                     15.19%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -13.61%
    5 Year                                      13.49%
    10 Year                                     15.19%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*       1,038
1985        1,237
1986        1,485
1987        1,496
1988        1,451
1989        1,694
1990        1,550
1991        1,852
1992        2,100
1993        2,492
1994        2,562
1995        2,897
1996        3,328
1997        3,881
1998        4,150
1999        4,864
2000        6,183
2001        5,637


 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994*                1,024                 4.07%
           1995                 1,146                34.68%
           1996                 1,383                21.39%
           1997                 1,695                30.25%
           1998                 1,932                14.97%
           1999                 2,006                 4.01%
           2000                 1,964                 9.58%
           2001                 1,947                -5.23%
-------------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -5.23%
    5 Year                                      10.09%
    10 Year                                         --
Since Inception                                 13.39%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -10.92%
    5 Year                                       9.54%
    10 Year                                         --
Since Inception                                 13.39%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*       1,024
1995        1,146
1996        1,383
1997        1,695
1998        1,932
1999        2,006
2000        1,964
2001        1,947


 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD FOCUS HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-----------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998
           1999
           2000
           2001*                  954            3.07%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                  3.07%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -2.93%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001*         954


 * Fund inception was 4/2001. Therefore, the Average Monthly Payment represents the average monthly payment from April 2001 to December 2001. The Annual Sub-Account Return is based on the period from April 2001 to December 2001.


** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998*               1,159                31.47%
          1999                1,450                48.51%
          2000                1,772                -8.22%
          2001                1,332               -17.62%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -17.62%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 12.74%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -22.56%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 11.55%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,159
1999        1,450
2000        1,772
2001        1,332


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998*               1,018                18.18%
          1999                1,205                20.32%
          2000                1,265                -6.82%
          2001                1,060                -9.16%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -9.16%
    5 Year                                          --
    10 Year                                         --
Since Inception                                  5.29%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -14.61%
    5 Year                                          --
    10 Year                                         --
Since Inception                                  4.06%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,018
1999        1,205
2000        1,265
2001        1,060


 * Fund inception was 6/1/98. Therefore, the Average Monthly Payment represents the average monthly payment for June 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998*               1,011                 3.49%
          1999                1,020                 3.40%
          2000                  970                -0.22%
          2001                  953                 1.41%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       1.41%
    5 Year                                          --
    10 Year                                         --
Since Inception                                  2.48%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -4.59%
    5 Year                                          --
    10 Year                                         --
Since Inception                                  1.00%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,011
1999        1,020
2000          970
2001          953


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment for September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD INDEX HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987*                 978               -13.78%
          1988                  890                14.75%
          1989                1,049                28.73%
          1990                1,035                -5.24%
          1991                1,145                27.93%
          1992                1,205                 5.49%
          1993                1,256                 7.76%
          1994                1,228                -0.31%
          1995                1,401                34.85%
          1996                1,653                20.58%
          1997                2,044                30.96%
          1998                2,408                26.47%
          1999                2,829                19.00%
          2000                2,779               -10.63%
          2001                2,099               -13.41%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -13.41%
    5 Year                                       8.81%
    10 Year                                     10.89%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -18.60%
    5 Year                                       8.23%
    10 Year                                     10.89%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*         978
1988          890
1989        1,049
1990        1,035
1991        1,145
1992        1,205
1993        1,256
1994        1,228
1995        1,401
1996        1,653
1997        2,044
1998        2,408
1999        2,829
2000        2,779
2001        2,099


 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------


HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995*               1,037                11.45%
          1996                1,099                10.41%
          1997                1,143                 4.20%
          1998                1,180                11.94%
          1999                1,251                21.63%
          2000                1,294                -7.79%
          2001                1,106                -7.42%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
    FOR THE PERIODS ENDED $1,000 INITIAL PAYMENT;
                        5% AIR
------------------------------------------------------
    1 Year                                      -7.42%
    5 Year                                       3.91%
    10 Year                                         --
Since Inception                                  6.45%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -12.97%
    5 Year                                       3.21%
    10 Year                                         --
Since Inception                                  6.25%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*       1,037
1996        1,099
1997        1,143
1998        1,180
1999        1,251
2000        1,294
2001        1,106


 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for thecontingent deferred sales charge where the latter do not.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000*                 999                -2.39%
          2001                  752               -36.54%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -36.54%
    5 Year                                          --
    10 Year                                         --
Since Inception                                -36.36%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -40.35%
    5 Year                                          --
    10 Year                                         --
Since Inception                                -40.13%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000*         999
2001          752


 * Fund inception was 12/27/2000. Therefore, the Average Monthly Payment represents the average monthly payment in December 2000. The Annual Sub-Account Return is based on December 2000.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------


HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000*                 999                -1.08%
          2001                  923                -6.90%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -6.90%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -6.91%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -12.48%
    5 Year                                          --
    10 Year                                         --
Since Inception                                -12.43%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000*         999
2001          923


 * Fund inception was 13/27/2000. Therefore, the Average Monthly Payment represents the average monthly payment in December 2000. The Annual Sub-Account Return is based on December 2000.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000
          2001*                 845               -14.70%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                -14.70%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                -19.82%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001*         845


 * Fund inception was 5/2001. Therefore, the Average Monthly Payment represents the average monthly payment from May 2001 to December 2001. The Annual Sub-Account Return is based on the period from May 2000 to December 2001.


** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN $1,000 INITIAL PAYMENT; 5% AIR
                                             AVERAGE                      ANNUAL
             CALENDAR                        MONTHLY                    SUB-ACCOUNT
               YEAR                          PAYMENT                      RETURN
--------------------------------------------------------------------------------------------
                1977
                1978
                1979
                1980
                1981
                1982
                1983
                1984
                1985
                1986
                1987
                1988
                1989
                1990*                            900                          -12.18%
                1991                             890                           11.60%
                1992                             869                           -5.62%
                1993                             911                           32.07%
                1994                             999                           -3.15%
                1995                             967                           12.51%
                1996                           1,056                           11.53%
                1997                           1,090                           -0.91%
                1998                           1,086                           11.72%
                1999                           1,195                           38.12%
                2000                           1,266                          -18.13%
                2001                             922                          -19.74%
--------------------------------------------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -19.74%
    5 Year                                       0.09%
    10 Year                                      4.29%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -24.56%
    5 Year                                      -0.72%
    10 Year                                      4.29%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*         900
1991          890
1992          869
1993          911
1994          999
1995          967
1996        1,056
1997        1,090
1998        1,086
1999        1,195
2000        1,266
2001          922


 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN $1,000 INITIAL PAYMENT; 5% AIR
                                             AVERAGE                      ANNUAL
             CALENDAR                        MONTHLY                    SUB-ACCOUNT
               YEAR                          PAYMENT                      RETURN
--------------------------------------------------------------------------------------------
                1977
                1978
                1979
                1980
                1981
                1982
                1983
                1984
                1985
                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993
                1994
                1995
                1996
                1997
                1998
                1999
                2000
                2001*                            933                           -6.77%
--------------------------------------------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -6.77%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                -12.36%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2000*         933


 * Fund inception was 5/2001. Therefore, the Average Monthly Payment represents the average monthly payment from May 2001 to December 2001. The Annual Sub-Account Return is based on the period from May 2001 to December 2001.


** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------


HARTFORD MID-CAP HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT; 5% AIR
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997*                1,026                 9.68%
           1998                 1,143                25.00%
           1999                 1,464                49.92%
           2000                 2,130                23.86%
           2001                 1,941                -4.82%
-------------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -4.82%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 22.16%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -10.53%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 21.70%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*       1,026
1998        1,143
1999        1,464
2000        2,130
2001        1,941


 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT; 5% AIR
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998
           1999
           2000
           2001*                  933                -1.24%
-------------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -1.24%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -7.17%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001*         933


 * Fund inception was 5/2001. Therefore, the Average Monthly Payment represents the average monthly payment from May 2001 to December 2001. The Annual Sub-Account Return is based on the period from May 2001 to December 2001.


** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------


HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980*               1,009                 5.09%
          1981                1,074                14.29%
          1982                1,162                12.39%
          1983                1,212                 8.01%
          1984                1,254                 9.35%
          1985                1,296                 7.19%
          1986                1,313                 5.45%
          1987                1,311                 5.17%
          1988                1,319                 6.06%
          1989                1,347                 7.77%
          1990                1,375                 6.76%
          1991                1,386                 4.72%
          1992                1,364                 2.35%
          1993                1,324                 1.66%
          1994                1,286                 2.67%
          1995                1,272                 4.45%
          1996                1,261                 3.86%
          1997                1,248                 4.02%
          1998                1,237                 3.96%
          1999                1,221                 3.59%
          2000                1,212                 4.79%
          2001                1,201                 2.58%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       2.58%
    5 Year                                       3.79%
    10 Year                                      3.39%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -3.42%
    5 Year                                       3.09%
    10 Year                                      3.39%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980*       1,009
1981        1,074
1982        1,162
1983        1,212
1984        1,254
1985        1,296
1986        1,313
1987        1,311
1988        1,319
1989        1,347
1990        1,375
1991        1,386
1992        1,364
1993        1,324
1994        1,286
1995        1,272
1996        1,261
1997        1,248
1998        1,237
1999        1,221
2000        1,212
2001        1,201


 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,000
          1985                1,064                19.13%
          1986                1,162                 9.75%
          1987                1,151                 1.36%
          1988                1,170                 7.03%
          1989                1,205                11.74%
          1990                1,239                 8.35%
          1991                1,323                13.31%
          1992                1,365                 3.35%
          1993                1,371                 4.99%
          1994                1,296                -2.83%
          1995                1,336                14.73%
          1996                1,348                 3.77%
          1997                1,371                 7.66%
          1998                1,400                 5.39%
          1999                1,365                 0.26%
          2000                1,344                 8.91%
          2001                1,404                 6.16%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       6.16%
    5 Year                                       5.63%
    10 Year                                      5.14%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       0.16%
    5 Year                                       4.98%
    10 Year                                      5.14%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*       1,000
1985        1,064
1986        1,162
1987        1,151
1988        1,170
1989        1,205
1990        1,239
1991        1,323
1992        1,365
1993        1,371
1994        1,296
1995        1,336
1996        1,348
1997        1,371
1998        1,400
1999        1,365
2000        1,344
2001        1,404


 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------


HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996*               1,025                 4.26%
          1997                1,092                16.91%
          1998                1,129                10.23%
          1999                1,390                63.78%
          2001                1,774               -14.20%
          2001                1,230               -15.98%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -15.98%
    5 Year                                       8.76%
    10 Year                                         --
Since Inception                                  9.39%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -21.02%
    5 Year                                       8.18%
    10 Year                                         --
Since Inception                                  9.01%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*       1,025
1997        1,092
1998        1,129
1999        1,390
2000        1,774
2001        1,230

 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD STOCK HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977*                 999                 1.72%
          1978                  992                 3.55%
          1979                1,044                21.10%
          1980                1,228                29.61%
          1981                1,349                -0.64%
          1982                1,311                19.81%
          1983                1,652                12.50%
          1984                1,500                -0.70%
          1985                1,718                29.85%
          1986                2,052                10.93%
          1987                2,305                 4.09%
          1988                2,172                17.51%
          1989                2,536                24.49%
          1990                2,450                -5.07%
          1991                2,701                23.07%
          1992                2,758                 8.68%
          1993                2,982                12.92%
          1994                2,980                -3.11%
          1995                3,306                32.43%
          1996                3,937                22.83%
          1997                4,893                29.75%
          1998                5,892                31.82%
          1999                6,930                18.30%
          2000                6,972                -8.20%
          2001                5,658               -13.32%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -13.32%
    5 Year                                       9.99%
    10 Year                                     12.03%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -18.52%
    5 Year                                       9.44%
    10 Year                                     12.03%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977*         999
1978          992
1979        1,044
1980        1,228
1981        1,349
1982        1,311
1983        1,652
1984        1,500
1985        1,718
1986        2,052
1987        2,305
1988        2,172
1989        2,536
1990        2,450
1991        2,701
1992        2,758
1993        2,982
1994        2,980
1995        3,306
1996        3,937
1997        4,893
1998        5,892
1999        6,930
2000        6,972
2001        5,658


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------


HARTFORD BOND HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977*                 998                 1.00%
          1978                  979                 1.34%
          1979                  959                 1.63%
          1980                  929                 4.91%
          1981                  932                 9.12%
          1982                1,045                26.16%
          1983                1,132                 1.48%
          1984                1,121                11.78%
          1985                1,262                19.11%
          1986                1,396                10.78%
          1987                1,360                -1.26%
          1988                1,364                 6.25%
          1989                1,397                10.73%
          1990                1,416                 7.06%
          1991                1,506                15.02%
          1992                1,579                 4.23%
          1993                1,645                 8.86%
          1994                1,541                -5.14%
          1995                1,585                17.01%
          1996                1,596                 2.24%
          1997                1,637                 9.97%
          1998                1,708                 6.80%
          1999                1,634                -3.23%
          2000                1,610                10.60%
          2001                1,702                 7.33%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       7.33%
    5 Year                                       6.17%
    10 Year                                      5.68%
Since Inception                                     --
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       1.33%
    5 Year                                       5.53%
    10 Year                                      5.68%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977*         998
1978          979
1979          959
1980          929
1981          932
1982        1,045
1983        1,132
1984        1,121
1985        1,262
1986        1,396
1987        1,360
1988        1,364
1989        1,397
1990        1,416
1991        1,506
1992        1,579
1993        1,645
1994        1,541
1995        1,585
1996        1,596
1997        1,637
1998        1,708
1999        1,634
2000        1,610
2001        1,702


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000*                 878               -37.89%
          2001                  475               -23.77%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -23.77%
    5 Year                                          --
    10 Year                                         --
Since Inception                                -36.12%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                     -28.35%
    5 Year                                          --
    10 Year                                         --
Since Inception                                -38.45%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000*         878
2001          475


 * Fund inception was 5/00. Therefore, the Average Monthly Payment represents the average monthly payment for May 2000 to December 2000. The Annual Sub-Account Return is based on this period.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------


HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000*               1,237                46.95%
          2001                1,320                 0.77%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                       0.77%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 26.53%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                      -5.23%
    5 Year                                          --
    10 Year                                         --
Since Inception                                 23.43%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000*       1,237
2001        1,320


 * Fund inception was 5/00. Therefore, the Average Monthly Payment represents the average monthly payment for May 2000 to December 2000. The Annual Sub-Account Return is based on this period.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD VALUE HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT; 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000
          2001*                 959                -0.78%
-----------------------------------------------------------



   **NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -0.78%
------------------------------------------------------



     **STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
           FOR THE PERIODS ENDED 12/31/2001
------------------------------------------------------
    1 Year                                          --
    5 Year                                          --
    10 Year                                         --
Since Inception                                 -6.74%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001*         959


 * Fund inception was 5/2001. Therefore, the Average Monthly Payment represents the average monthly payment for May 2001 to December 2001. The Annual Sub-Account Return is based on the period from May 2001 to December 2001.


** These returns are not annualized

HARTFORD LIFE INSURANCE COMPANY                                               61
--------------------------------------------------------------------------------


HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987*                 980                22.87%
          1988                  860                 3.19%
          1989                1,043                34.77%
          1990                1,038                -4.30%
          1991                1,248                51.59%
          1992                1,322                 1.66%
          1993                1,392                 7.43%
          1994                1,326                -4.03%
          1995                1,504                26.08%
          1996                1,584                14.97%
          1997                1,786                11.03%
          1998                1,868                17.54%
          1999                2,174                53.24%
          2000                3,240                 2.69%
          2001*               2,184               -23.81%
-----------------------------------------------------------



    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
          FOR THE PERIODS ENDED 12/31/2001**
------------------------------------------------------
    1 Year                                     -23.81%
    5 Year                                       9.37%
    10 Year                                      9.04%
Since Inception                                     --
------------------------------------------------------



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
          FOR THE PERIODS ENDED 12/31/2001**
------------------------------------------------------
    1 Year                                     -28.38%
    5 Year                                       8.80%
    10 Year                                      9.04%
Since Inception                                     --
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*         980
1988          860
1989        1,043
1990        1,038
1991        1,248
1992        1,322
1993        1,392
1994        1,326
1995        1,504
1996        1,684
1997        1,786
1998        1,888
1999        2,174
2000        3,240
2001        2,184


 * Fund inception was 3/87. Therefore, the Average Monthly Payment represents the average monthly payment from March 1987 to December 1987. The Annual Sub-Account Return is based on the period from March 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

62                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
-----------------------------------------------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994*                 940                -4.02%
          1995                1,068                28.27%
          1996                1,238                 6.30%
          1997                1,063                 0.17%
          1998                1,130                19.67%
          1999                1,561               106.66%
          2000                2,599               -16.14%
          2001                1,516               -21.17%
-----------------------------------------------------------



    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
          FOR THE PERIODS ENDED 12/31/2001**
------------------------------------------------------
    1 Year                                     -21.17%
    5 Year                                      10.37%
    10 Year                                         --
Since Inception                                 10.65%
------------------------------------------------------



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
          FOR THE PERIODS ENDED 12/31/2001**
------------------------------------------------------
    1 Year                                     -25.90%
    5 Year                                       9.82%
    10 Year                                         --
Since Inception                                 10.65%
------------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*         940
1995        1,068
1996        1,238
1997        1,063
1998        1,130
1999        1,561
2000        2,599
2001        1,516


 * Fund inception was 5/94. Therefore, the Average Monthly Payment represents the average monthly payment for May 1994 to December 1994. The Annual Sub-Account Return is based on the period from May 1994 to December 1994.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               63
--------------------------------------------------------------------------------


HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987*                  980                -1.45%
           1988                   984                 5.04%
           1989                   988                11.73%
           1990                 1,005                 6.59%
           1991                 1,007                12.94%
           1992                 1,107                 4.82%
           1993                 1,142                 8.09%
           1994                 1,033                -7.00%
           1995                 1,074                17.31%
           1996                 1,066                 0.93%
           1997                 1,079                 7.73%
           1998                 1,118                 7.52%
           1999                 1,070                -9.15%
           2000                 1,054                10.42%
           2001                 1,109                 0.17%
-------------------------------------------------------------



    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/2001**
-----------------------------------------------------
    1 Year                                      0.17%
    5 Year                                      5.63%
    10 Year                                     5.01%
Since Inception                                    --
-----------------------------------------------------



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/2001**
-----------------------------------------------------
    1 Year                                      0.17%
    5 Year                                      4.90%
    10 Year                                     5.01%
Since Inception                                    --
-----------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*         960
1988          964
1989          988
1990        1,005
1991        1,057
1992        1,107
1993        1,142
1994        1,033
1995        1,074
1996        1,066
1997        1,079
1998        1,118
1999        1,070
2000        1,054
2001        1,109


 * Fund inception was 3/87. Therefore, the Average Monthly Payment represents the average monthly payment for March 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

64                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------------------------------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996*                1,015                16.25%
           1997                 1,188                23.88%
           1998                 1,265                 8.28%
           1999                 1,321                 7.81%
           2000                 1,387                17.02%
           2001                 1,376                -3.76%
-------------------------------------------------------------



    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/2001**
-----------------------------------------------------
    1 Year                                     -3.76%
    5 Year                                     10.17%
    10 Year                                        --
Since Inception                                10.85%
-----------------------------------------------------



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/2001**
-----------------------------------------------------
    1 Year                                      9.53%
    5 Year                                      9.62%
    10 Year                                        --
Since Inception                                10.54%
-----------------------------------------------------


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
CALENDAR  MONTHLY
YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*       1,015
1997        1,199
1998        1,263
1999        1,321
2000        1,387
2001        1,376


 * Fund inception was 5/96. Therefore, the Average Monthly Payment represents the average monthly payment for May 1996 to December 1996. The Annual Sub-Account Return is based on the period from May 1996 to December 1996.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

To obtain a Statement of Additional Information, please complete the form below and mail to:
    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085
Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:

-------------------------------------------------------------------------------------------------------------------
                            Name
------------------------------------------------------------
                          Address
------------------------------------------------------------
    City/State                                          Zip
                            Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                       DIRECTOR IMMEDIATE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: May 1, 2002



                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................2
      Safekeeping of Assets....................................................2
      Independent Public Accountants...........................................2
      Non-Participating........................................................3
      Misstatement of Age or Sex...............................................3
      Principal Underwriter....................................................4
PERFORMANCE RELATED INFORMATION................................................4
      Total Return for all Sub-Accounts........................................4
      Yield for Sub-Accounts...................................................5
      Money Market Sub-Accounts................................................5
      Additional Materials.....................................................6
      Performance Comparisons..................................................6
PERFORMANCE TABLES.............................................................8
FINANCIAL STATEMENTS..........................................................11

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.



MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447, 988.




                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)N = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(A-B/CD +1)6 -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.



MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one

Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1.



ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.



PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:



|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because, as of December 31, 2001, the Sub-Account had not yet commenced operations.



                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001



                                    SEPARATE
                                     ACCOUNT
                                    INCEPTION
SUB-ACCOUNT                           DATE       1 YEAR     5 YEAR       10 YEAR       SINCE INCEPTION
Hartford Advisers HLS Fund          06/02/86    -11.48%      8.24%        9.76%              N/A
Hartford Bond HLS Fund              06/02/86     1.33%       5.53%        5.68%              N/A
Hartford Capital Appreciation HLS
Fund                                06/02/86    -13.61%     13.49%       15.19%              N/A
Hartford Dividend and Growth HLS
Fund                                03/09/94    -10.92%      9.54%         N/A             13.39%
Hartford Focus HLS Fund             04/30/01      N/A         N/A          N/A             -2.93%
Hartford Global Advisers HLS Fund   03/01/95    -12.97%      3.21%         N/A              6.25%
Hartford Global Communications
HLS Fund                            12/27/00    -40.35%       N/A          N/A             -40.13%
Hartford Global Financial
Services HLS Fund                   12/27/00    -12.48%       N/A          N/A             -12.43%
Hartford Global Health HLS Fund     05/01/00     -5.23%       N/A          N/A             23.43%
Hartford Global Leaders HLS Fund    10/01/98    -22.56%       N/A          N/A             11.55%
Hartford Global Technology HLS
Fund                                05/01/00    -28.35%       N/A          N/A             -38.45%
Hartford Growth and Income HLS
Fund                                05/29/98    -14.61%       N/A          N/A              4.06%
Hartford Growth Opportunities HLS   03/24/87    -28.38%      8.80%        9.04%              N/A
Fund
Hartford High Yield HLS Fund        10/01/98     -4.59%       N/A          N/A              1.00%
Hartford Index HLS Fund             05/01/87    -18.60%      8.23%       10.89%              N/A
Hartford International Capital      04/30/01      N/A         N/A          N/A             -19.82%
Appreciation HLS Fund
Hartford International              07/02/90    -24.56%     -0.72%        4.29%              N/A
Opportunities HLS Fund
Hartford International Small        04/30/01      N/A         N/A          N/A             -12.36%
Company HLS Fund
Hartford MidCap HLS Fund            07/30/97    -10.53%       N/A          N/A             21.70%
Hartford MidCap Value HLS Fund      04/30/01      N/A         N/A          N/A             -7.17%
Hartford Money Market HLS Fund      06/02/86     -3.42%      3.09%        3.39%              N/A
Hartford Mortgage Securities HLS
Fund                                06/02/86     0.16%       4.98%        5.14%              N/A
Hartford Small-Cap Growth HLS Fund  05/02/94    -25.90%      9.82%         N/A             10.65%
Hartford Small Company HLS Fund     08/09/96    -21.02%      8.18%         N/A              9.01%
Hartford Stock HLS Fund             06/02/86    -18.52%      9.44%       12.03%              N/A

Hartford U.S. Government            03/24/87     0.17%       4.98%        5.01%              N/A
Securities Fund
Hartford Value HLS Fund             04/30/01      N/A         N/A          N/A             -6.74%
Hartford Value Opportunities HLS    05/01/96     -9.53%      9.62%         N/A             10.54%
Fund




Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.




                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001



SUB-ACCOUNT                           FUND       1 YEAR     5 YEAR       10 YEAR       SINCE INCEPTION
                                    INCEPTION
                                      DATE
Hartford Advisers HLS Fund          03/31/83     -5.83%      8.82%        9.76%              N/A
Hartford Bond HLS Fund              08/31/77     7.33%       6.17%        5.68%              N/A
Hartford Capital Appreciation HLS
Fund                                04/02/84     -8.09%     13.96%       15.19%              N/A
Hartford Dividend and Growth HLS
Fund                                03/09/94     -5.23%     10.09%         N/A             13.39%
Hartford Focus HLS Fund             04/30/01      N/A         N/A          N/A              3.07%
Hartford Global Advisers HLS Fund   03/01/95     -7.42%      3.91%         N/A              6.45%
Hartford Global Communications
HLS Fund                            12/27/00    -36.54%       N/A          N/A             -36.36%
Hartford Global Financial
Services HLS Fund                   12/27/00     -6.90%       N/A          N/A             -6.91%
Hartford Global Health HLS Fund     05/01/00     0.77%        N/A          N/A             26.53%
Hartford Global Leaders HLS Fund    10/01/98    -17.62%       N/A          N/A             12.74%
Hartford Global Technology HLS
Fund                                05/01/00    -23.77%       N/A          N/A             -36.12%
Hartford Growth and Income HLS
Fund                                05/29/98     -9.16%       N/A          N/A              5.29%
Hartford Growth Opportunities HLS   03/24/87    -23.81%      9.37%        9.04%              N/A
Fund
Hartford High Yield HLS Fund        10/01/98     1.41%        N/A          N/A              2.48%
Hartford Index HLS Fund             05/01/87    -13.41%      8.81%       10.89%              N/A
Hartford International Capital      04/30/01      N/A         N/A          N/A             -14.70%
Appreciation HLS Fund
Hartford International              07/02/90    -19.74%      0.09%        4.29%              N/A
Opportunities HLS Fund
Hartford International Small        04/30/01      N/A         N/A          N/A             -6.77%
Company HLS Fund
Hartford MidCap HLS Fund            07/30/97     -4.82%       N/A          N/A             22.16%
Hartford MidCap Value HLS Fund      04/30/01      N/A         N/A          N/A             -1.24%
Hartford Money Market HLS Fund      06/30/80     2.58%       3.79%        3.39%              N/A
Hartford Mortgage Securities HLS
Fund                                01/01/85     6.16%       5.63%        5.14%              N/A
Hartford Small-Cap Growth HLS Fund  05/02/94    -21.17%     10.37%         N/A             10.65%
Hartford Small Company HLS Fund     08/09/96    -15.98%      8.76%         N/A              9.39%

Hartford Stock HLS Fund             08/31/77    -13.32%      9.99%       12.03%              N/A
Hartford U.S. Government            03/24/87     6.17%       5.63%        5.01%              N/A
Securities Fund
Hartford Value HLS Fund             04/30/01      N/A         N/A          N/A             -0.78%
Hartford Value Opportunities HLS    05/01/96     -3.76%     10.17%         N/A             10.86%
Fund




Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.



  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.



SUB-ACCOUNT                                                        YIELD                       EFFECTIVE YIELD
Hartford Money Market HLS Fund                                     0.55%                            0.55%




        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.



SUB-ACCOUNT                                                                         YIELD
Hartford Bond HLS Fund                                                              4.44%
Hartford High Yield HLS Fund                                                        9.52%
Hartford Mortgage Securities HLS Fund                                               3.56%

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government and Agencies Fund, BB&T Growth and Income Fund, AmSouth Equity Income Fund, Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Growth Fund, Alliance VP Growth and Income Portfolio, Alliance VP Global Bond Portfolio, Brinson Series Trust Tactical Allocation Portfolio, Huntington VA Income Equity Fund, AmSouth Select Equity Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Large Cap Growth Focus Fund, OFFIT VIF -- High Yield Fund, Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund, Armada Advantage Mid Cap Growth Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio, Wachovia Balanced Fund II, Wachovia Equity Fund II, Wachovia Special Values Fund II, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity, AmSouth Capital Growth Fund, BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Large Company Growth Fund, Prudential Jennison International Growth Portfolio, Fifth Third Quality Growth VIP Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                             HARTFORD       HARTFORD
                               BOND          STOCK
                             HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 528,408,194
    Cost $567,739,200
      Market Value.......  $605,532,012        --
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 18,224,079
    Cost $20,497,668
      Market Value.......   20,831,835         --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 483,444,755
    Cost $1,951,128,260
      Market Value.......      --        $2,289,355,053
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 8,924,150
    Cost $49,534,837
      Market Value.......      --            42,223,980
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 589,252,871
    Cost $589,252,871
      Market Value.......      --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 25,971,719
    Cost $25,971,719
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,865,055,718
    Cost $3,654,563,186
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 27,516,160
    Cost $69,720,678
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 695,301,896
    Cost $2,636,789,963
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 16,793,592
    Cost $83,191,370
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
    Shares 158,399,645
    Cost $172,661,947
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IB
    Shares 4,972,702
    Cost $5,685,851
      Market Value.......      --              --
  Due from Hartford Life
   Insurance Company.....   20,140,251          239,501
  Receivable from fund
   shares sold...........      --              --
  Other Assets...........        1,321            1,369
                           ------------  --------------
  Total Assets...........  646,505,419    2,331,819,903
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --
  Payable for fund shares
   purchased.............   20,140,250          239,490
  Other liabilities......      --              --
                           ------------  --------------
  Total Liabilities......   20,140,250          239,490
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $626,365,169  $2,331,580,413
                           ============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                            HARTFORD       HARTFORD
                             HARTFORD       HARTFORD        CAPITAL        MORTGAGE
                           MONEY MARKET     ADVISERS      APPRECIATION    SECURITIES
                             HLS FUND       HLS FUND        HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 528,408,194
    Cost $567,739,200
      Market Value.......      --             --              --              --
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 18,224,079
    Cost $20,497,668
      Market Value.......      --             --              --              --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 483,444,755
    Cost $1,951,128,260
      Market Value.......      --             --              --              --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 8,924,150
    Cost $49,534,837
      Market Value.......      --             --              --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 589,252,871
    Cost $589,252,871
      Market Value.......  $589,252,874       --              --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 25,971,719
    Cost $25,971,719
      Market Value.......   25,971,719        --              --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,865,055,718
    Cost $3,654,563,186
      Market Value.......      --        $4,371,002,396       --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 27,516,160
    Cost $69,720,678
      Market Value.......      --           64,937,203        --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 695,301,896
    Cost $2,636,789,963
      Market Value.......      --             --         $2,763,687,367       --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 16,793,592
    Cost $83,191,370
      Market Value.......      --             --            66,632,944        --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
    Shares 158,399,645
    Cost $172,661,947
      Market Value.......      --             --              --         $182,846,730
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IB
    Shares 4,972,702
    Cost $5,685,851
      Market Value.......      --               32,510        --            5,718,945
  Due from Hartford Life
   Insurance Company.....      --             --              --              167,932
  Receivable from fund
   shares sold...........   12,087,387        --             1,034,370        --
  Other Assets...........      113,429        --              --                  186
                           ------------  --------------  --------------  ------------
  Total Assets...........  627,425,409   4,435,972,109   2,831,354,681    188,733,793
                           ------------  --------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   12,082,324        --             1,034,200        --
  Payable for fund shares
   purchased.............      --               32,506        --              163,799
  Other liabilities......      --                8,564           3,482        --
                           ------------  --------------  --------------  ------------
  Total Liabilities......   12,082,324          41,070       1,037,682        163,799
                           ------------  --------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $615,343,085  $4,435,931,039  $2,830,316,999  $188,569,994
                           ============  ==============  ==============  ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                             HARTFORD    HARTFORD INTERNATIONAL
                              INDEX          OPPORTUNITIES
                             HLS FUND           HLS FUND
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ----------------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 190,610,931
    Cost $430,211,207
      Market Value.......  $606,409,995         --
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 3,000,476
    Cost $10,791,318
      Market Value.......    9,527,451          --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 298,107,392
    Cost $337,909,015
      Market Value.......      --             $284,154,773
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 2,488,783
    Cost $3,223,674
      Market Value.......      --                2,367,749
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
    Shares 501,375,624
    Cost $821,298,737
      Market Value.......      --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
    Shares 12,787,383
    Cost $25,187,504
      Market Value.......      --               --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IA
      Shares 88,765,706
      Cost $104,484,768
      Market Value.......      --               --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IB
      Shares 1,870,546
      Cost $2,147,007
      Market Value.......      --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IA
      Shares 170,322,757
      Cost $275,918,654
      Market Value.......      --               --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
      Shares 6,265,117
      Cost $9,770,187
      Market Value.......      --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 289,962,816
      Cost $593,377,847
      Market Value.......      --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
      Shares 11,292,651
      Cost $26,363,415
      Market Value.......      --               --
  Due from Hartford Life
   Insurance Company.....      359,879          --
  Receivable from fund
   shares sold...........      --                  107,700
  Other Assets...........          408          --
                           ------------       ------------
  Total Assets...........  616,297,733         286,630,222
                           ------------       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  107,699
  Payable for fund shares
   purchased.............      359,879          --
  Other liabilities......      --                      830
                           ------------       ------------
  Total Liabilities......      359,879             108,529
                           ------------       ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $615,937,854       $286,521,693
                           ============       ============

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD SMALL    HARTFORD
                              AND GROWTH         ADVISERS         COMPANY         MIDCAP
                               HLS FUND          HLS FUND         HLS FUND       HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 190,610,931
    Cost $430,211,207
      Market Value.......        --                --               --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 3,000,476
    Cost $10,791,318
      Market Value.......        --                --               --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 298,107,392
    Cost $337,909,015
      Market Value.......        --                --               --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 2,488,783
    Cost $3,223,674
      Market Value.......        --                --               --              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
    Shares 501,375,624
    Cost $821,298,737
      Market Value.......    $942,471,358          --               --              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IB
    Shares 12,787,383
    Cost $25,187,504
      Market Value.......      24,022,033          --               --              --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IA
      Shares 88,765,706
      Cost $104,484,768
      Market Value.......        --             $89,361,857         --              --
    Hartford Global
     Advisers HLS Fund,
     Inc -- Class IB
      Shares 1,870,546
      Cost $2,147,007
      Market Value.......        --               1,879,696         --              --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IA
      Shares 170,322,757
      Cost $275,918,654
      Market Value.......        --                --           $226,879,962        --
    Hartford Small
     Company HLS Fund,
     Inc. -- Class IB
      Shares 6,265,117
      Cost $9,770,187
      Market Value.......        --                --              8,307,746        --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 289,962,816
      Cost $593,377,847
      Market Value.......        --                --               --         $606,933,638
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
      Shares 11,292,651
      Cost $26,363,415
      Market Value.......        --                --               --           23,536,968
  Due from Hartford Life
   Insurance Company.....         371,806            16,820         --              --
  Receivable from fund
   shares sold...........        --                --                817,795        471,922
  Other Assets...........           3,482          --               --                  323
                             ------------       -----------     ------------   ------------
  Total Assets...........     966,868,679        91,258,373      236,005,503    630,942,851
                             ------------       -----------     ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                817,795        471,922
  Payable for fund shares
   purchased.............         371,806            16,820         --              --
  Other liabilities......        --                     726              971        --
                             ------------       -----------     ------------   ------------
  Total Liabilities......         371,806            17,546          818,766        471,922
                             ------------       -----------     ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $966,496,873       $91,240,827     $235,186,737   $630,470,929
                             ============       ===========     ============   ============

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           HARTFORD GROWTH    HARTFORD
                             AND INCOME      HIGH YIELD
                              HLS FUND        HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 96,010,086
    Cost $127,587,497
      Market Value.......   $112,555,600        --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 6,373,589
    Cost $8,130,852
      Market Value.......      7,438,960        --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 52,766,917
    Cost $52,914,528
      Market Value.......       --          $50,868,521
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 5,030,769
    Cost $4,871,990
      Market Value.......       --            4,834,634
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 94,588,917
    Cost $171,921,559
      Market Value.......       --              --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 5,486,709
    Cost $9,252,939
      Market Value.......       --              --
    Smith Barney Cash
     Portfolio --
     Class A
    Shares 335,417
    Cost $335,417
      Market Value.......       --              --
    Smith Barney
     Appreciation Fund
    Shares 14,884
    Cost $127,676
      Market Value.......       --              --
    Smith Barney
     Government Fund
    Shares 27,285
    Cost $27,285
      Market Value.......       --              --
    BB&T Growth and
     Income Fund
    Shares 4,202,607
    Cost $51,660,165
      Market Value.......       --              --
    AmSouth Equity Income
     Fund
    Shares 6,661,134
    Cost $85,994,496
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....         94,784        --
  Receivable from fund
   shares sold...........       --            7,069,081
  Other assets...........       --                  162
                            ------------    -----------
  Total Assets...........    120,089,344     62,772,398
                            ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            7,069,081
  Payable for fund shares
   purchased.............         94,784        --
  Other liabilities......            562        --
                            ------------    -----------
  Total Liabilities......         95,346      7,069,081
                            ------------    -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $119,993,998    $55,703,317
                            ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD GLOBAL  SMITH BARNEY  SMITH BARNEY  SMITH BARNEY      BB&T          AMSOUTH
                               LEADERS          CASH      APPRECIATION   GOVERNMENT    GROWTH AND    EQUITY INCOME
                              HLS FUND       PORTFOLIO        FUND          FUND       INCOME FUND       FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  ------------  ------------  -------------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 96,010,086
    Cost $127,587,497
      Market Value.......       --              --            --           --              --             --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 6,373,589
    Cost $8,130,852
      Market Value.......       --              --            --           --              --             --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 52,766,917
    Cost $52,914,528
      Market Value.......       --              --            --           --              --             --
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 5,030,769
    Cost $4,871,990
      Market Value.......       --              --            --           --              --             --
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 94,588,917
    Cost $171,921,559
      Market Value.......   $136,489,254        --            --           --              --             --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 5,486,709
    Cost $9,252,939
      Market Value.......      7,901,054        --            --           --              --             --
    Smith Barney Cash
     Portfolio --
     Class A
    Shares 335,417
    Cost $335,417
      Market Value.......       --            $335,417        --           --              --             --
    Smith Barney
     Appreciation Fund
    Shares 14,884
    Cost $127,676
      Market Value.......       --              --          $203,764       --              --             --
    Smith Barney
     Government Fund
    Shares 27,285
    Cost $27,285
      Market Value.......       --              --            --          $27,285          --             --
    BB&T Growth and
     Income Fund
    Shares 4,202,607
    Cost $51,660,165
      Market Value.......       --              --            --           --          $52,532,592        --
    AmSouth Equity Income
     Fund
    Shares 6,661,134
    Cost $85,994,496
      Market Value.......       --              --            --           --              --         $77,468,988
  Due from Hartford Life
   Insurance Company.....       --              26,458        --           --               46,953         18,705
  Receivable from fund
   shares sold...........         16,746        --                14            7          --             --
  Other assets...........            263           258           935           11            1,006        --
                            ------------      --------      --------      -------      -----------    -----------
  Total Assets...........    144,407,317       362,133       204,713       27,303       52,580,551     77,487,693
                            ------------      --------      --------      -------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         16,746        --               139           13          --             --
  Payable for fund shares
   purchased.............       --              27,259        --           --               44,763         18,701
  Other liabilities......       --              --            --           --              --                 405
                            ------------      --------      --------      -------      -----------    -----------
  Total Liabilities......         16,746        27,259           139           13           44,763         19,106
                            ------------      --------      --------      -------      -----------    -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $144,390,571      $334,874      $204,574      $27,290      $52,535,788    $77,468,587
                            ============      ========      ========      =======      ===========    ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            EVERGREEN VA   EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND        GROWTH FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  -------------
ASSETS:
  Investments:
    Evergreen VA Capital
     Growth Fund
      Shares 1,667,196
      Cost $21,375,998
      Market Value.......   $23,547,825         --
    Evergreen VA
     International Growth
     Fund
      Shares 1,893,759
      Cost $22,632,107
      Market Value.......       --          $17,725,588
    Evergreen VA Growth
     Fund
      Shares 1,223,357
      Cost $13,652,240
      Market Value.......       --              --
    Alliance VP Growth &
     Income Portfolio --
     Class B
      Shares 167,910
      Cost $4,986,228
      Market Value.......       --              --
    Alliance VP Global
     Bond Portfolio --
     Class B
      Shares 66,769
      Cost $876,382
      Market Value.......       --              --
    Brinson Series Trust
     Tactical Allocation
     Portfolio
      Shares 2,698,407
      Cost $42,319,680
      Market Value.......       --              --
    Huntington VA Income
     Equity Fund
      Shares 327,584
      Cost $3,290,238
      Market Value.......       --              --
    AmSouth Select Equity
     Fund
      Shares 1,909,819
      Cost $17,776,146
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....         9,314         --
  Receivable from fund
   shares sold...........       --                2,021
  Other assets...........                       --
                            -----------     -----------
  Total assets...........    23,557,139      17,727,609
                            -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                2,021
  Payable for fund shares
   purchased.............         9,314         --
  Other liabilities......            43             681
                            -----------     -----------
  Total liabilities......         9,357           2,702
                            -----------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........   $23,547,782     $17,724,907
                            ===========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           EVERGREEN VA     ALLIANCE VP     ALLIANCE VP    BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      GROWTH & INCOME   GLOBAL BOND    TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND          PORTFOLIO       PORTFOLIO          PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT***   SUB-ACCOUNT***      SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  --------------  --------------------  -------------  -------------
ASSETS:
  Investments:
    Evergreen VA Capital
     Growth Fund
      Shares 1,667,196
      Cost $21,375,998
      Market Value.......       --             --              --                --                  --              --
    Evergreen VA
     International Growth
     Fund
      Shares 1,893,759
      Cost $22,632,107
      Market Value.......       --             --              --                --                  --              --
    Evergreen VA Growth
     Fund
      Shares 1,223,357
      Cost $13,652,240
      Market Value.......   $14,594,644        --              --                --                  --              --
    Alliance VP Growth &
     Income Portfolio --
     Class B
      Shares 167,910
      Cost $4,986,228
      Market Value.......       --          $3,699,051         --                --                  --              --
    Alliance VP Global
     Bond Portfolio --
     Class B
      Shares 66,769
      Cost $876,382
      Market Value.......       --             --             $725,114           --                  --              --
    Brinson Series Trust
     Tactical Allocation
     Portfolio
      Shares 2,698,407
      Cost $42,319,680
      Market Value.......       --             --              --              $34,242,785           --              --
    Huntington VA Income
     Equity Fund
      Shares 327,584
      Cost $3,290,238
      Market Value.......       --             --              --                --               $3,308,600         --
    AmSouth Select Equity
     Fund
      Shares 1,909,819
      Cost $17,776,146
      Market Value.......       --             --              --                --                  --          $19,384,667
  Due from Hartford Life
   Insurance Company.....         4,423         17,883         --                   50,493            40,583          95,874
  Receivable from fund
   shares sold...........       --             --                   75           --                  --              --
  Other assets...........       --              11,908         --                   11,173           --              --
                            -----------     ----------        --------         -----------        ----------     -----------
  Total assets...........    14,599,067      3,728,842         725,189          34,304,451         3,349,183      19,480,541
                            -----------     ----------        --------         -----------        ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --                   75           --                  --              --
  Payable for fund shares
   purchased.............         4,423         17,883         --                   50,493            40,583          95,874
  Other liabilities......           109        --                    3           --                        5              22
                            -----------     ----------        --------         -----------        ----------     -----------
  Total liabilities......         4,532         17,883              78              50,493            40,588          95,896
                            -----------     ----------        --------         -----------        ----------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........   $14,594,535     $3,710,959        $725,111         $34,253,958        $3,308,595     $19,384,645
                            ===========     ==========        ========         ===========        ==========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 216,788
    Cost $3,099,036
      Market Value.......   $2,829,089       --
    Evergreen VA Omega
     Fund
    Shares 774,166
    Cost $15,026,565
      Market Value.......      --        $11,194,441
    Evergreen VA Special
     Equity Fund
    Shares 70,269
    Cost $768,436
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 49,030,491
    Cost $64,807,541
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 3,333,083
    Cost $4,530,883
      Market Value.......      --            --
    Hartford Global
     Technology HLS Fund
     -- Class IA
    Shares 66,560,273
    Cost $54,255,907
      Market Value.......      --            --
    Hartford Global
     Technology HLS Fund
     -- Class IB
    Shares 4,957,906
    Cost $3,273,000
      Market Value.......      --            --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 6,419
    Cost $82,707
      Market Value.......      --            --
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 6,842
    Cost $65,551
      Market Value.......      --            --
    OFFIT VIF -- High
     Yield Fund
    Shares 29,987
    Cost $258,105
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --              2,993
  Receivable from fund
   shares sold...........          289       --
  Other assets...........            9       --
                            ----------   -----------
  Total Assets...........    2,829,387    11,197,434
                            ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          289       --
  Payable for fund shares
   purchased.............      --              2,993
  Other liabilities......      --                 33
                            ----------   -----------
  Total Liabilities......          289         3,026
                            ----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $2,829,098   $11,194,408
                            ==========   ===========

  * Formerly Mercury V.I. Large Cap Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                 OFFIT
                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH    VIF -- HIGH
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  LARGE CAP GROWTH     YIELD
                                FUND            FUND             FUND         FOCUS FUND       FOCUS FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 216,788
    Cost $3,099,036
      Market Value.......      --               --               --              --             --               --
    Evergreen VA Omega
     Fund
    Shares 774,166
    Cost $15,026,565
      Market Value.......      --               --               --              --             --               --
    Evergreen VA Special
     Equity Fund
    Shares 70,269
    Cost $768,436
      Market Value.......     $685,123          --               --              --             --               --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 49,030,491
    Cost $64,807,541
      Market Value.......      --            $72,155,477         --              --             --               --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 3,333,083
    Cost $4,530,883
      Market Value.......      --              4,892,427         --              --             --               --
    Hartford Global
     Technology HLS Fund
     -- Class IA
    Shares 66,560,273
    Cost $54,255,907
      Market Value.......      --               --            $32,729,883        --             --               --
    Hartford Global
     Technology HLS Fund
     -- Class IB
    Shares 4,957,906
    Cost $3,273,000
      Market Value.......      --               --              2,430,648        --             --               --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 6,419
    Cost $82,707
      Market Value.......      --               --               --             $57,195         --               --
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 6,842
    Cost $65,551
      Market Value.......      --               --               --              --             $61,713          --
    OFFIT VIF -- High
     Yield Fund
    Shares 29,987
    Cost $258,105
      Market Value.......      --               --               --              --             --             $250,395
  Due from Hartford Life
   Insurance Company.....          803           237,306           65,466        --             --               --
  Receivable from fund
   shares sold...........      --               --               --              --             --               --
  Other assets...........            4               313         --                   6         --                    5
                              --------       -----------      -----------       -------         -------        --------
  Total Assets...........      685,930        77,285,523       35,225,997        57,201          61,713         250,400
                              --------       -----------      -----------       -------         -------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --               --                  75              23              35
  Payable for fund shares
   purchased.............          765           237,306           65,466        --             --               --
  Other liabilities......      --               --                    122        --                   2          --
                              --------       -----------      -----------       -------         -------        --------
  Total Liabilities......          765           237,306           65,588            75              25              35
                              --------       -----------      -----------       -------         -------        --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $685,165       $77,048,217      $35,160,409       $57,126         $61,688        $250,365
                              ========       ===========      ===========       =======         =======        ========

  * Formerly Mercury V.I. Large Cap Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 110,939
    Cost $1,158,194
      Market Value.......     $1,010,655           --
    Armada Advantage
     International Equity
     Fund
    Shares 107,000
    Cost $1,171,063
      Market Value.......       --                 $809,990
    Armada Advantage Mid
     Cap Growth Fund
    Shares 207,761
    Cost $1,556,805
      Market Value.......       --                 --
    Prudential 20/20
     Focus Portfolio
    Shares 32,028
    Cost $349,030
      Market Value.......       --                 --
    Prudential Jennison
     Portfolio
    Shares 124,311
    Cost $2,807,367
      Market Value.......       --                 --
    Wachovia Balanced
     Fund II
    Shares 772,858
    Cost $6,805,575
      Market Value.......       --                 --
    Wachovia Equity Fund
     II
    Shares 305,464
    Cost $2,351,620
      Market Value.......       --                 --
    Wachovia Special
     Values Fund II
    Shares 61,715
    Cost $736,982
      Market Value.......       --                 --
  Due from Hartford Life
   Insurance Company.....            702                676
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                       10
                              ----------           --------
  Total Assets...........      1,011,357            810,676
                              ----------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............            702                676
  Other liabilities......       --                 --
                              ----------           --------
  Total Liabilities......            702                676
                              ----------           --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $1,010,655           $810,000
                              ==========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MID CAP GROWTH   20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 110,939
    Cost $1,158,194
      Market Value.......       --              --            --           --           --           --
    Armada Advantage
     International Equity
     Fund
    Shares 107,000
    Cost $1,171,063
      Market Value.......       --              --            --           --           --           --
    Armada Advantage Mid
     Cap Growth Fund
    Shares 207,761
    Cost $1,556,805
      Market Value.......      $858,054         --            --           --           --           --
    Prudential 20/20
     Focus Portfolio
    Shares 32,028
    Cost $349,030
      Market Value.......       --            $340,458        --           --           --           --
    Prudential Jennison
     Portfolio
    Shares 124,311
    Cost $2,807,367
      Market Value.......       --              --        $2,293,539       --           --           --
    Wachovia Balanced
     Fund II
    Shares 772,858
    Cost $6,805,575
      Market Value.......       --              --            --       $6,561,563       --           --
    Wachovia Equity Fund
     II
    Shares 305,464
    Cost $2,351,620
      Market Value.......       --              --            --           --       $2,126,032       --
    Wachovia Special
     Values Fund II
    Shares 61,715
    Cost $736,982
      Market Value.......       --              --            --           --           --          $786,869
  Due from Hartford Life
   Insurance Company.....         1,507            699         1,232       11,408        4,679         5,480
  Receivable from fund
   shares sold...........       --              --            --           --           --           --
  Other assets...........            24              3             4       --           --           --
                               --------       --------    ----------   ----------   ----------      --------
  Total Assets...........       859,585        341,160     2,294,775    6,572,971    2,130,711       792,349
                               --------       --------    ----------   ----------   ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --            --           --           --           --
  Payable for fund shares
   purchased.............         1,507            699         1,232       11,408        4,679         5,480
  Other liabilities......       --              --            --               10           13             1
                               --------       --------    ----------   ----------   ----------      --------
  Total Liabilities......         1,507            699         1,232       11,418        4,692         5,481
                               --------       --------    ----------   ----------   ----------      --------
  Net Assets (variable
   annuity contract
   liabilities)..........      $858,078       $340,461    $2,293,543   $6,561,553   $2,126,019      $786,868
                               ========       ========    ==========   ==========   ==========      ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                           HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS
                              HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS:
  Investments:
    Hartford Focus HLS
     Fund -- Class IA
    Shares 9,047,738
    Cost $8,865,395
      Market Value.......   $ 9,388,168         --
    Hartford Focus HLS
     Fund -- Class IB
    Shares 1,350,929
    Cost $1,290,272
      Market Value.......     1,400,947         --
    Hartford Global
     Communications HLS
     Fund -- Class IA
    Shares 1,420,429
    Cost $934,326
      Market Value.......       --           $  905,177
    Hartford Global
     Communications HLS
     Fund -- Class IB
    Shares 285,039
    Cost $197,738
      Market Value.......       --              181,499
    Hartford Global
     Financial Services
     HLS Fund --
     Class IA
    Shares 2,237,587
    Cost $2,103,629
      Market Value.......       --              --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IB
    Shares 440,553
    Cost $420,443
      Market Value.......       --              --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IA
    Shares 2,813,327
    Cost $2,407,940
      Market Value.......       --              --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IB
    Shares 656,005
    Cost $542,313
      Market Value.......       --              --
    Hartford
     International Small
     Company HLS Fund --
     Class IA
    Shares 839,786
    Cost $815,713
      Market Value.......       --              --
    Hartford
     International Small
     Company HLS Fund --
     Class IB
    Shares 40,011
    Cost $38,081
      Market Value.......       --              --
    Hartford MidCap Value
     HLS Fund --
     Class IA
    Shares 30,932,387
    Cost $28,788,665
      Market Value.......       --              --
    Hartford MidCap Value
     HLS Fund --
     Class IB
    Shares 4,256,833
    Cost $3,884,913
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       194,928           8,318
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --              --
                            -----------      ----------
  Total assets...........    10,984,043       1,094,994
                            -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............       194,928           8,318
  Other liabilities......            36               1
                            -----------      ----------
  Total liabilities......       194,964           8,319
                            -----------      ----------
  Net assets (variable
   annuity contract
   liabilities)..........   $10,789,079      $1,086,675
                            ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                     HARTFORD          HARTFORD
                            HARTFORD GLOBAL       INTERNATIONAL      INTERNATIONAL    HARTFORD
                           FINANCIAL SERVICES  CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE
                                HLS FUND             HLS FUND          HLS FUND       HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------------  -------------  ------------
ASSETS:
  Investments:
    Hartford Focus HLS
     Fund -- Class IA
    Shares 9,047,738
    Cost $8,865,395
      Market Value.......        --                  --                  --             --
    Hartford Focus HLS
     Fund -- Class IB
    Shares 1,350,929
    Cost $1,290,272
      Market Value.......        --                  --                  --             --
    Hartford Global
     Communications HLS
     Fund -- Class IA
    Shares 1,420,429
    Cost $934,326
      Market Value.......        --                  --                  --             --
    Hartford Global
     Communications HLS
     Fund -- Class IB
    Shares 285,039
    Cost $197,738
      Market Value.......        --                  --                  --             --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IA
    Shares 2,237,587
    Cost $2,103,629
      Market Value.......      $2,097,440            --                  --             --
    Hartford Global
     Financial Services
     HLS Fund --
     Class IB
    Shares 440,553
    Cost $420,443
      Market Value.......         412,550            --                  --             --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IA
    Shares 2,813,327
    Cost $2,407,940
      Market Value.......        --                 $2,417,410           --             --
    Hartford
     International
     Capital Appreciation
     HLS Fund --
     Class IB
    Shares 656,005
    Cost $542,313
      Market Value.......        --                    563,245           --             --
    Hartford
     International Small
     Company HLS Fund --
     Class IA
    Shares 839,786
    Cost $815,713
      Market Value.......        --                  --                $788,166         --
    Hartford
     International Small
     Company HLS Fund --
     Class IB
    Shares 40,011
    Cost $38,081
      Market Value.......        --                  --                  37,533         --
    Hartford MidCap Value
     HLS Fund --
     Class IA
    Shares 30,932,387
    Cost $28,788,665
      Market Value.......        --                  --                  --         $30,770,456
    Hartford MidCap Value
     HLS Fund --
     Class IB
    Shares 4,256,833
    Cost $3,884,913
      Market Value.......        --                  --                  --           4,231,616
  Due from Hartford Life
   Insurance Company.....          32,434               13,908           12,897         549,891
  Receivable from fund
   shares sold...........        --                  --                  --             --
  Other assets...........        --                  --                  --                   7
                               ----------           ----------         --------     -----------
  Total assets...........       2,542,424            2,994,563          838,596      35,551,970
                               ----------           ----------         --------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                  --             --
  Payable for fund shares
   purchased.............          32,434               13,908           12,897         549,891
  Other liabilities......               6                   11           --             --
                               ----------           ----------         --------     -----------
  Total liabilities......          32,440               13,919           12,897         549,891
                               ----------           ----------         --------     -----------
  Net assets (variable
   annuity contract
   liabilities)..........      $2,509,984           $2,980,644         $825,699     $35,002,079
                               ==========           ==========         ========     ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                VICTORY             VICTORY
                                           VARIABLE INSURANCE  VARIABLE INSURANCE
                           HARTFORD VALUE     DIVERSIFIED        SMALL COMPANY     AMSOUTH CAPITAL
                              HLS FUND         STOCK FUND         OPPORTUNITY        GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  ------------------  ---------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......   $13,767,904          --                 --                  --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......     1,366,766          --                 --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......       --             $1,024,125           --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......       --               --                 $66,678             --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......       --               --                 --               $1,687,048
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......       --               --                 --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......       --               --                 --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......       --               --                 --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......       --               --                 --                  --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......       --               --                 --                  --
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......       --               --                 --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......       --               --                 --                  --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......       --               --                 --                  --
  Due from Hartford Life
   Insurance Company.....       290,275            16,564             2,043               7,142
  Receivable from fund
   Shares sold...........       --               --                 --                  --
  Other assets...........            10          --                 --                  --
                            -----------        ----------           -------          ----------
  Total Assets...........    15,424,955         1,040,689            68,721           1,694,190
                            -----------        ----------           -------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --                 --                  --
  Payable for fund Shares
   purchased.............       290,275            16,564             2,043               7,142
  Other liabilities......       --                    159                 1                   1
                            -----------        ----------           -------          ----------
  Total Liabilities......       290,275            16,723             2,044               7,143
                            -----------        ----------           -------          ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $15,134,680        $1,023,966           $66,677          $1,687,047
                            ===========        ==========           =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                   BB&T             BB&T CAPITAL         BB&T       PRUDENTIAL JENNISON   FIFTH THIRD
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE  LARGE COMPANY     INTERNATIONAL     QUALITY GROWTH
                                   FUND             GROWTH FUND       GROWTH FUND    GROWTH PORTFOLIO       VIP FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  ------------------  -------------  -------------------  --------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......       --                     --                --              --                  --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......       --                     --                --              --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......       --                     --                --              --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......       --                     --                --              --                  --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......       --                     --                --              --                  --
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......        $16,570               --                --              --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......       --                   $2,374,624          --              --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......       --                     --               $45,948          --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......       --                     --                --               $43,368            --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......       --                     --                --              --                 $529,268
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......       --                     --                --              --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......       --                     --                --              --                  --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......       --                     --                --              --                  --
  Due from Hartford Life
   Insurance Company.....       --                        2,386          --                   503             28,541
  Receivable from fund
   Shares sold...........       --                     --                --              --                  --
  Other assets...........       --                            6          --                     3                  4
                                 -------             ----------         -------           -------           --------
  Total Assets...........         16,570              2,377,016          45,948            43,874            557,813
                                 -------             ----------         -------           -------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              3               --                    21          --                  --
  Payable for fund Shares
   purchased.............       --                        2,386          --                   503             28,541
  Other liabilities......       --                     --                     1          --                  --
                                 -------             ----------         -------           -------           --------
  Total Liabilities......              3                  2,386              22               503             28,541
                                 -------             ----------         -------           -------           --------
  Net Assets (variable
   annuity contract
   liabilities)..........        $16,567             $2,374,630         $45,926           $43,371           $529,272
                                 =======             ==========         =======           =======           ========

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           INTERNATIONAL      LARGE CAP         SMALL CAP
                             PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ----------------  ----------------
ASSETS:
  Investments:
    Hartford Value HLS
     Fund -- Class IA
    Shares 13,850,230
    Cost $13,434,247
      Market Value.......      --              --
    Hartford Value HLS
     Fund -- Class IB
    Shares 1,375,921
    Cost $1,339,802
      Market Value.......      --              --                  --
    Victory Variable
     Insurance
     Diversified Stock
     Fund -- Class A
    Shares 104,184
    Cost $999,119
      Market Value.......      --              --                  --
    Victory Variable
     Insurance Small
     Company Opportunity
     Fund -- Class A
    Shares 5,985
    Cost $64,244
      Market Value.......      --              --
    AmSouth Capital
     Growth Fund
    Shares 187,450
    Cost $1,730,595
      Market Value.......      --              --
    BB&T Capital
     Appreciation Fund
    Shares 1,549
    Cost $15,654
      Market Value.......      --              --                  --
    BB&T Capital Manager
     Aggressive Growth
     Fund
    Shares 255,886
    Cost $2,363,639
      Market Value.......      --              --                  --
    BB&T Large Company
     Growth Fund
    Shares 4,243
    Cost $44,915
      Market Value.......      --              --                  --
    Prudential Jennison
     International Growth
     Portfolio --
     Class II
    Shares 7,987
    Cost $46,121
      Market Value.......      --              --                  --
    Fifth Third Quality
     Growth VIP Fund
    Shares 64,076
    Cost $522,828
      Market Value.......      --              --                  --
    First American
     International
     Portfolio --
     Class IA
    Shares 426
    Cost $2,869
      Market Value.......      $2,580          --                  --
    First American Large
     Cap Growth Portfolio
     -- Class IA
    Shares 489
    Cost $3,025
      Market Value.......      --               $2,805             --
    First American Small
     Cap Growth Portfolio
     -- Class IA
    Shares 2,948
    Cost $24,288
      Market Value.......      --              --              $     24,612
  Due from Hartford Life
   Insurance Company.....      --              --                  --
  Receivable from fund
   Shares sold...........      --              --                  --
  Other assets...........           1          --                  --
                               ------           ------         ------------
  Total Assets...........       2,581            2,805               24,612
                               ------           ------         ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          16                2                    6
  Payable for fund Shares
   purchased.............      --              --                  --
  Other liabilities......      --              --                  --
                               ------           ------         ------------
  Total Liabilities......          16                2                    6
                               ------           ------         ------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $2,565           $2,803         $     24,606
                               ======           ======         ============

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------------
ASSETS:
  Investments:
    First American
     Technology Portfolio
     -- Class IA
    Shares 999
    Cost $3,145
      Market Value.......      $2,798           --
    First Horizon Capital
     Appreciation
     Portfolio
    Shares 3,027
    Cost $29,257
      Market Value.......      --                $32,996
    First Horizon Growth
     & Income Portfolio
    Shares 98,219
    Cost $964,086
      Market Value.......      --               --
    Huntington VA
     Dividend Capture
     Fund
    Shares 1,369
    Cost $13,778
      Market Value.......      --               --
    Huntington VA Growth
     Fund
    Shares 27,111
    Cost $248,070
      Market Value.......      --               --
    Huntington VA Mid
     Corp America Fund
    Shares 5,763
    Cost $62,734
      Market Value.......      --               --
    Huntington VA New
     Economy Fund
    Shares 785
    Cost $8,230
      Market Value.......      --               --
    Prudential Value
     Portfolio --
     Class II
    Shares 9,093
    Cost $163,993
      Market Value.......      --               --
  Due from Hartford Life
   Insurance Company.....           1                385
  Receivable from fund
   shares sold...........      --               --
  Other assets...........           3           --
                               ------            -------
  Total Assets...........       2,802             33,381
                               ------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --
  Payable for fund shares
   purchased.............      --                    385
  Other liabilities......      --                      1
                               ------            -------
  Total Liabilities......      --                    386
                               ------            -------
  Net Assets (variable
   annuity contract
   liabilities)..........      $2,802            $32,995
                               ======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA                   HUNTINGTON VA  HUNTINGTON VA  PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE  HUNTINGTON VA    MID CORP      NEW ECONOMY      VALUE
                              PORTFOLIO           FUND         GROWTH FUND   AMERICA FUND       FUND        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  -------------  -----------
ASSETS:
  Investments:
    First American
     Technology Portfolio
     -- Class IA
    Shares 999
    Cost $3,145
      Market Value.......      --               --                --             --            --             --
    First Horizon Capital
     Appreciation
     Portfolio
    Shares 3,027
    Cost $29,257
      Market Value.......      --               --                --             --            --             --
    First Horizon Growth
     & Income Portfolio
    Shares 98,219
    Cost $964,086
      Market Value.......     $988,080          --                --             --            --             --
    Huntington VA
     Dividend Capture
     Fund
    Shares 1,369
    Cost $13,778
      Market Value.......      --               $13,895           --             --            --             --
    Huntington VA Growth
     Fund
    Shares 27,111
    Cost $248,070
      Market Value.......      --               --              $249,966         --            --             --
    Huntington VA Mid
     Corp America Fund
    Shares 5,763
    Cost $62,734
      Market Value.......      --               --                --            $64,260        --             --
    Huntington VA New
     Economy Fund
    Shares 785
    Cost $8,230
      Market Value.......      --               --                --             --            $8,556         --
    Prudential Value
     Portfolio --
     Class II
    Shares 9,093
    Cost $163,993
      Market Value.......      --               --                --             --            --           $162,862
  Due from Hartford Life
   Insurance Company.....        5,269          --                --             21,861        --              1,557
  Receivable from fund
   shares sold...........      --               --                --             --            --             --
  Other assets...........      --               --                --             --            --             --
                              --------          -------         --------        -------        ------       --------
  Total Assets...........      993,349           13,895          249,966         86,121         8,556        164,419
                              --------          -------         --------        -------        ------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                     2               28         --                 1         --
  Payable for fund shares
   purchased.............        5,269          --                --             21,861        --              1,557
  Other liabilities......            2          --                     1              1        --             --
                              --------          -------         --------        -------        ------       --------
  Total Liabilities......        5,271                2               29         21,862             1          1,557
                              --------          -------         --------        -------        ------       --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $988,078          $13,893         $249,937        $64,259        $8,555       $162,862
                              ========          =======         ========        =======        ======       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Hartford Bond HLS Fund, Inc. -- Class IA 0.25%................................        78,545    $ 1.815135    $       142,569
  Hartford Bond HLS Fund, Inc. -- Class IA 0.80%................................        47,539      1.206638             57,363
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................       154,465      5.061580            781,839
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................     2,496,455      4.984616         12,443,870
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................           403      2.593211              1,045
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................   216,137,939      2.593211        560,491,281
  Hartford Bond HLS Fund, Inc. -- Class IA 1.40%................................     4,830,693      2.582880         12,477,100
  Hartford Bond HLS Fund, Inc. -- Class IA 1.45%................................     2,402,655      2.588440          6,219,128
  Hartford Bond HLS Fund, Inc. -- Class IA 1.50%................................     6,889,520      1.175151          8,096,226
  Hartford Bond HLS Fund, Inc. -- Class IA 1.60%................................       768,450      2.578131          1,981,164
  Hartford Bond HLS Fund, Inc. -- Class IA 1.65%................................       261,800      1.171188            306,617
  Hartford Bond HLS Fund, Inc. -- Class IA 1.70%................................       206,868      1.172990            242,654
  Hartford Bond HLS Fund, Inc. -- Class IA 1.85%................................        22,700      1.169037             26,537
  Hartford Bond HLS Fund, Inc. -- Class IB 1.45%................................     3,685,917      1.166223          4,298,601
  Hartford Bond HLS Fund, Inc. -- Class IB 1.45%................................     9,162,592      1.166223         10,685,626
  Hartford Bond HLS Fund, Inc. -- Class IB 1.60%................................     1,042,447      1.163042          1,212,409
  Hartford Bond HLS Fund, Inc. -- Class IB 1.60%................................     1,533,901      1.163042          1,783,992
  Hartford Bond HLS Fund, Inc. -- Class IB 1.65%................................       110,853      1.164088            129,043
  Hartford Bond HLS Fund, Inc. -- Class IB 1.65%................................       915,623      1.164088          1,065,865
  Hartford Bond HLS Fund, Inc. -- Class IB 1.80%................................       167,642      1.160902            194,616
  Hartford Bond HLS Fund, Inc. -- Class IB 1.80%................................     1,259,113      1.160902          1,461,707
  Hartford Stock HLS Fund, Inc. -- Class IA 0.25%...............................       973,994      3.153968          3,071,945
  Hartford Stock HLS Fund, Inc. -- Class IA 0.80%...............................        35,362      0.912775             32,278
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................        60,818      0.911093             55,411
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................       505,109     11.131655          5,622,703
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................     1,985,504     10.644256         21,134,213
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................           159      5.709576                910
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................   380,360,088      5.709576      2,171,694,832
  Hartford Stock HLS Fund, Inc. -- Class IA 1.40%...............................     7,339,942      5.686829         41,740,997
  Hartford Stock HLS Fund, Inc. -- Class IA 1.45%...............................     2,301,834      5.699046         13,118,258
  Hartford Stock HLS Fund, Inc. -- Class IA 1.50%...............................    19,461,129      0.968588         18,849,816
  Hartford Stock HLS Fund, Inc. -- Class IA 1.60%...............................       964,160      5.676336          5,472,898
  Hartford Stock HLS Fund, Inc. -- Class IA 1.65%...............................       912,282      0.965319            880,643
  Hartford Stock HLS Fund, Inc. -- Class IA 1.70%...............................       100,459      0.966802             97,124
  Hartford Stock HLS Fund, Inc. -- Class IA 1.85%...............................       117,777      0.963541            113,483
  Hartford Stock HLS Fund, Inc. -- Class IB 1.45%...............................     4,950,578      0.833465          4,126,133
  Hartford Stock HLS Fund, Inc. -- Class IB 1.45%...............................    35,205,971      0.833465         29,342,945
  Hartford Stock HLS Fund, Inc. -- Class IB 1.60%...............................       778,933      0.831193            647,444
  Hartford Stock HLS Fund, Inc. -- Class IB 1.60%...............................     3,703,185      0.831193          3,078,062
  Hartford Stock HLS Fund, Inc. -- Class IB 1.65%...............................       107,696      0.831921             89,595
  Hartford Stock HLS Fund, Inc. -- Class IB 1.65%...............................     3,760,276      0.831921          3,128,253
  Hartford Stock HLS Fund, Inc. -- Class IB 1.80%...............................       168,781      0.829665            140,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Stock HLS Fund, Inc. -- Class IB 1.80%...............................     2,014,893    $ 0.829665    $     1,671,686
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.25%........................       115,575      1.491361            172,364
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................       430,462      3.006120          1,294,020
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................    11,484,269      3.007532         34,539,306
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................           533      1.910625              1,018
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................   261,219,204      1.910625        499,091,941
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.40%........................     7,235,467      1.903025         13,769,274
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.45%........................     3,503,663      1.907125          6,681,923
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.50%........................    27,243,477      1.123520         30,608,592
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.60%........................       840,451      1.899540          1,596,470
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.65%........................       423,811      1.119730            474,553
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.70%........................        54,766      1.121457             61,418
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.85%........................        44,157      1.117678             49,353
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.45%........................     5,343,725      1.059506          5,661,709
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.45%........................    13,416,915      1.059506         14,215,302
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.60%........................       377,599      1.056630            398,982
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.60%........................     2,993,265      1.056630          3,162,773
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.65%........................       154,289      1.057560            163,170
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.65%........................       894,567      1.057560            946,058
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.80%........................       207,092      1.054689            218,418
  Hartford Money Market HLS Fund, Inc. -- Class IB 1.80%........................     1,143,556      1.054689          1,206,096
  Hartford Advisers HLS Fund, Inc. -- Class IA 0.25%............................     1,006,197      2.599670          2,615,780
  Hartford Advisers HLS Fund, Inc. -- Class IA 0.80%............................       139,875      1.009584            141,215
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................        75,865      1.007731             76,452
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................     1,984,186      6.708154         13,310,224
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................     5,764,445      6.708154         38,668,782
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................           217      4.433687                961
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................   939,509,907      4.433687      4,165,492,862
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.40%............................    14,292,205      4.416028         63,114,776
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.45%............................     5,291,861      4.425524         23,419,259
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.50%............................    36,376,206      1.035941         37,683,603
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.60%............................     1,933,786      4.407885          8,523,905
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.65%............................       874,055      1.032449            902,417
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.70%............................       769,995      1.034026            796,195
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.85%............................       205,593      1.030542            211,872
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.45%............................     9,344,234      0.945042          8,830,693
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.45%............................    45,126,382      0.945042         42,646,327
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.60%............................     1,898,777      0.942472          1,789,544
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.60%............................     4,676,211      0.942472          4,407,198
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.65%............................       608,933      0.943308            574,412
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.65%............................     5,011,670      0.943308          4,727,549
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.80%............................       384,563      0.940730            361,770
  Hartford Advisers HLS Fund, Inc. -- Class IB 1.80%............................     1,700,295      0.940730          1,599,518

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 0.25%................     1,532,078    $ 3.899664    $     5,974,589
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 0.80%................        59,460      1.282035             76,230
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................        38,781      1.279676             49,627
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................       528,498     13.104289          6,925,594
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................     1,268,112     13.098890         16,610,860
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................           118      7.709010                910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................   340,757,873      7.709010      2,626,905,852
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.40%................     6,040,452      7.678322         46,380,538
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.45%................     2,896,245      7.694799         22,286,023
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.50%................    15,827,030      1.364573         21,597,138
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.60%................     1,244,031      7.664169          9,534,467
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.65%................       842,054      1.359991          1,145,186
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.70%................       817,688      1.362056          1,113,736
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.85%................        82,074      1.357485            111,414
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.45%................     8,452,477      0.871910          7,369,800
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.45%................    51,280,922      0.871910         44,712,349
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.60%................     1,935,336      0.869538          1,682,848
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.60%................     5,761,809      0.869538          5,010,112
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.65%................       578,767      0.870309            503,706
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.65%................     5,573,779      0.870309          4,850,910
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.80%................       206,837      0.867937            179,522
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IB 1.80%................     2,677,031      0.867937          2,323,494
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 0.25%.................       195,111      1.742192            339,921
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................       357,652      3.322549          1,188,317
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................     3,216,127      3.322549         10,685,740
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................           407      2.562975              1,043
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................    62,571,205      2.562975        160,368,435
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.40%.................     2,085,350      2.552779          5,323,438
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.45%.................       381,294      2.558257            975,448
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.50%.................     1,850,558      1.176284          2,176,782
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.60%.................       286,448      2.548085            729,895
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.65%.................       126,361      1.172322            148,135
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.70%.................        15,827      1.174117             18,583
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.45%.................       978,317      1.144467          1,119,651
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.45%.................     2,991,594      1.144467          3,423,780
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.60%.................       660,734      1.141332            754,116
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.65%.................         8,282      1.142349              9,461
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.65%.................        29,431      1.142349             33,621
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.80%.................        47,385      1.139245             53,983
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IB 1.80%.................       284,707      1.139245            324,351
  Hartford Index HLS Fund, Inc. -- Class IA 0.25%...............................       166,130      2.923820            485,734
  Hartford Index HLS Fund, Inc. -- Class IA 0.80%...............................        20,145      0.893931             18,008
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................         2,754      0.892280              2,457

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................       189,475    $ 1.731982    $       328,167
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................       548,716      1.731982            950,365
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................           213      4.339934                923
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................   132,529,295      4.339934        575,168,395
  Hartford Index HLS Fund, Inc. -- Class IA 1.40%...............................     3,211,703      4.322617         13,882,964
  Hartford Index HLS Fund, Inc. -- Class IA 1.45%...............................     1,016,255      4.331929          4,402,344
  Hartford Index HLS Fund, Inc. -- Class IA 1.50%...............................     6,376,823      0.955179          6,091,008
  Hartford Index HLS Fund, Inc. -- Class IA 1.60%...............................       485,049      4.314652          2,092,817
  Hartford Index HLS Fund, Inc. -- Class IA 1.65%...............................       262,389      0.951965            249,786
  Hartford Index HLS Fund, Inc. -- Class IA 1.70%...............................         5,118      0.953418              4,880
  Hartford Index HLS Fund, Inc. -- Class IA 1.85%...............................         4,956      0.950213              4,709
  Hartford Index HLS Fund, Inc. -- Class IB 1.45%...............................       326,993      0.812376            265,641
  Hartford Index HLS Fund, Inc. -- Class IB 1.45%...............................     8,782,361      0.812376          7,134,580
  Hartford Index HLS Fund, Inc. -- Class IB 1.60%...............................        10,916      0.810156              8,843
  Hartford Index HLS Fund, Inc. -- Class IB 1.60%...............................     1,342,453      0.810156          1,087,597
  Hartford Index HLS Fund, Inc. -- Class IB 1.65%...............................         5,671      0.810882              4,598
  Hartford Index HLS Fund, Inc. -- Class IB 1.65%...............................       840,648      0.810882            681,666
  Hartford Index HLS Fund, Inc. -- Class IB 1.80%...............................        31,380      0.808669             25,376
  Hartford Index HLS Fund, Inc. -- Class IB 1.80%...............................       394,650      0.808669            319,141
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 0.25%.........       798,276      1.752618          1,399,074
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........        98,198      1.533311            150,568
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........       744,239      1.532492          1,140,540
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........           583      1.489425                869
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........   174,215,380      1.489425        259,480,742
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.40%.........     2,550,178      1.483487          3,783,155
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.45%.........       612,729      1.486678            910,931
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.50%.........    18,951,540      0.832550         15,778,105
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.60%.........       265,377      1.480754            392,958
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.65%.........       222,378      0.829762            184,521
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.70%.........        24,718      0.831021             20,541
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.85%.........         7,555      0.828236              6,258
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.45%.........       265,812      0.632036            168,003
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.45%.........     2,522,140      0.632036          1,594,083
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.60%.........        25,720      0.630317             16,212
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.60%.........       587,456      0.630317            370,283
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.65%.........       199,827      0.630879            126,067
  Hartford International Opportunities HLS Fund, Inc. -- Class IB 1.80%.........       147,966      0.629153             93,093
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 0.25%.................       167,423      2.885425            483,088
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 0.80%.................        37,714      1.115257             42,061
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................        34,024      1.113197             37,876
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................       151,983      2.721315            413,593
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.00%.................       728,583      2.721315          1,982,705
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365      2.668698                973

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365    $ 2.668698    $           973
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................           365      2.668698                973
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................   339,000,083      2.668698        904,688,843
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.40%.................     4,664,937      2.658044         12,399,608
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.45%.................     2,968,096      2.663787          7,906,376
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.50%.................     7,628,449      1.080827          8,245,034
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.60%.................     1,190,481      2.653146          3,158,520
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.65%.................       261,831      1.077185            282,040
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.70%.................       266,720      1.078834            287,747
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.85%.................        76,364      1.075204             82,107
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.45%.................     3,284,421      1.126345          3,699,391
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.45%.................    12,679,506      1.126345         14,281,499
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.60%.................       645,574      1.123265            725,151
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.60%.................     1,454,003      1.123265          1,633,231
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.65%.................       364,228      1.124261            409,487
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.65%.................     1,833,665      1.124261          2,061,518
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.80%.................        94,799      1.121189            106,287
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IB 1.80%.................       986,069      1.121189          1,105,570
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 0.25%.....................        38,176      1.641474             62,664
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.00%.....................         8,303      1.559456             12,949
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.00%.....................       147,294      1.559456            229,699
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................           628      1.533019                962
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................    54,475,371      1.533019         83,511,780
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.40%.....................     1,005,467      1.526916          1,535,264
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.45%.....................       286,290      1.530213            438,085
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.50%.....................     2,891,430      1.001070          2,894,523
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.60%.....................       191,455      1.524106            291,798
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.65%.....................        72,656      0.997714             72,490
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.70%.....................        29,416      0.999237             29,393
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.85%.....................        10,016      0.995870              9,974
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.45%.....................       128,004      0.828340            106,031
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.45%.....................     1,761,331      0.828340          1,458,981
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.60%.....................       153,737      0.826087            127,000
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.65%.....................       138,242      0.826808            114,300
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.80%.....................         9,462      0.824561              7,802
  Hartford Global Advisers HLS Fund, Inc. -- Class IB 1.80%.....................        79,538      0.824561             65,584
  Hartford Small Company HLS Fund, Inc. -- Class IA 0.25%.......................       106,162      1.712339            181,784
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.00%.......................       166,259      1.644508            273,414
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.00%.......................       400,709      1.644508            658,969
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................           608      1.622498                987
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................   130,793,549      1.622498        212,212,271
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.40%.......................     4,211,197      1.616034          6,805,437
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.45%.......................     1,189,840      1.619517          1,926,967

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.50%.......................     2,847,240    $ 1.142784    $     3,253,780
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.60%.......................       450,640      1.613066            726,911
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.65%.......................       284,528      1.138949            324,062
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.70%.......................        31,145      1.140676             35,526
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.85%.......................        22,451      1.136848             25,523
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.45%.......................     1,461,842      0.599710            876,682
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.45%.......................     9,149,547      0.599710          5,487,075
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.60%.......................       244,189      0.598073            146,043
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.60%.......................     1,268,241      0.598073            758,501
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.65%.......................        28,478      0.598600             17,047
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.65%.......................       736,880      0.598600            441,097
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.80%.......................        44,459      0.596955             26,540
  Hartford Small Company HLS Fund, Inc. -- Class IB 1.80%.......................       929,356      0.596955            554,784
  Hartford MidCap HLS Fund, Inc. -- Class IA 0.25%..............................       213,538      2.532914            540,873
  Hartford MidCap HLS Fund, Inc. -- Class IA 0.80%..............................        24,435      1.537677             37,574
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................        27,742      1.534844             42,580
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................       256,512      2.450332            628,539
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.00%..............................       726,674      2.450332          1,780,592
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................           411      2.423387                997
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................   231,977,545      2.423387        562,171,368
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.40%..............................     8,730,504      2.413717         21,072,967
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.45%..............................     2,756,516      2.418922          6,667,796
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.50%..............................     5,561,106      1.783774          9,919,755
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.60%..............................     1,062,791      2.409274          2,560,555
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.65%..............................       265,284      1.777790            471,619
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.70%..............................        81,289      1.780492            144,734
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.85%..............................        11,621      1.774521             20,623
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.45%..............................       547,800      0.967334            529,905
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.45%..............................    18,814,756      0.967334         18,200,153
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.60%..............................     2,443,033      0.964700          2,356,794
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.65%..............................        63,402      0.965554             61,218
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.65%..............................     1,524,207      0.965554          1,471,704
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.80%..............................        35,202      0.962922             33,897
  Hartford MidCap HLS Fund, Inc. -- Class IB 1.80%..............................       917,276      0.962922            883,266
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 0.25%...................        40,341      1.247471             50,324
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................         7,807      1.214393              9,480
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................        36,559      0.987824             31,114
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.00%...................       590,739      1.214393            717,389
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................           783      1.203560                943
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.25%...................    81,869,793      1.203560         98,535,208
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.40%...................     4,718,636      1.198767          5,656,545
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.45%...................     1,373,507      1.201343          1,650,053
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.50%...................     4,171,239      1.102048          4,596,906

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.60%...................       629,709    $ 1.196550    $       753,478
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.65%...................       273,093      1.098344            299,950
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.70%...................         3,759      1.100014              4,135
  Hartford Growth and Income HLS Fund, Inc. -- Class IA 1.85%...................        35,088      1.096317             38,468
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.45%...................       806,945      0.872021            703,673
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.45%...................     6,043,094      0.872021          5,269,705
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.60%...................         1,220      0.869645              1,061
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.60%...................       627,856      0.869645            546,011
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.65%...................        22,342      0.870411             19,447
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.65%...................       499,116      0.870411            434,436
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.80%...................        23,289      0.868041             20,216
  Hartford Growth and Income HLS Fund, Inc. -- Class IB 1.80%...................       511,998      0.868041            444,435
  Hartford High Yield HLS Fund -- Class IA 0.25%................................        11,303      1.118615             12,644
  Hartford High Yield HLS Fund -- Class IA 1.00%................................         9,979      1.091656             10,894
  Hartford High Yield HLS Fund -- Class IA 1.00%................................        98,825      1.091656            107,882
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................           877      1.082831                949
  Hartford High Yield HLS Fund -- Class IA 1.25%................................    41,321,870      1.082831         44,744,600
  Hartford High Yield HLS Fund -- Class IA 1.40%................................     2,815,204      1.078506          3,036,214
  Hartford High Yield HLS Fund -- Class IA 1.45%................................       861,085      1.080837            930,693
  Hartford High Yield HLS Fund -- Class IA 1.50%................................       927,175      1.074071            995,852
  Hartford High Yield HLS Fund -- Class IA 1.60%................................       468,179      1.076529            504,008
  Hartford High Yield HLS Fund -- Class IA 1.65%................................       207,235      1.070454            221,836
  Hartford High Yield HLS Fund -- Class IA 1.70%................................         7,221      1.072094              7,742
  Hartford High Yield HLS Fund -- Class IB 1.45%................................       466,702      1.018375            475,278
  Hartford High Yield HLS Fund -- Class IB 1.45%................................     3,071,099      1.018375          3,127,531
  Hartford High Yield HLS Fund -- Class IB 1.60%................................       374,814      1.015616            380,667
  Hartford High Yield HLS Fund -- Class IB 1.65%................................        44,353      1.016508             45,085
  Hartford High Yield HLS Fund -- Class IB 1.65%................................       435,425      1.016508            442,613
  Hartford High Yield HLS Fund -- Class IB 1.80%................................        52,060      1.013731             52,775
  Hartford High Yield HLS Fund -- Class IB 1.80%................................       306,462      1.013731            310,670
  Hartford Global Leaders HLS Fund -- Class IA 0.25%............................        55,506      1.524918             84,642
  Hartford Global Leaders HLS Fund -- Class IA 0.80%............................        14,093      0.987167             13,912
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................        39,057      1.488223             58,125
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................        56,384      0.985350             55,558
  Hartford Global Leaders HLS Fund -- Class IA 1.00%............................       207,594      1.488223            308,946
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................           615      1.476267                909
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................    82,649,266      1.476267        122,012,385
  Hartford Global Leaders HLS Fund -- Class IA 1.40%............................     3,664,044      1.470378          5,387,530
  Hartford Global Leaders HLS Fund -- Class IA 1.45%............................     1,802,063      1.473553          2,655,435
  Hartford Global Leaders HLS Fund -- Class IA 1.50%............................     3,378,855      1.464264          4,947,536
  Hartford Global Leaders HLS Fund -- Class IA 1.60%............................       343,871      1.467663            504,686
  Hartford Global Leaders HLS Fund -- Class IA 1.65%............................       119,176      1.459346            173,919
  Hartford Global Leaders HLS Fund -- Class IA 1.70%............................        15,447      1.461556             22,577

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Leaders HLS Fund -- Class IA 1.85%............................         5,434    $ 1.456653    $         7,915
  Hartford Global Leaders HLS Fund -- Class IB 1.45%............................       698,814      0.674576            471,403
  Hartford Global Leaders HLS Fund -- Class IB 1.45%............................     7,700,357      0.674576          5,194,476
  Hartford Global Leaders HLS Fund -- Class IB 1.60%............................        11,544      0.672731              7,766
  Hartford Global Leaders HLS Fund -- Class IB 1.60%............................     1,497,763      0.672731          1,007,592
  Hartford Global Leaders HLS Fund -- Class IB 1.65%............................        82,558      0.673327             55,588
  Hartford Global Leaders HLS Fund -- Class IB 1.65%............................       858,552      0.673327            578,086
  Hartford Global Leaders HLS Fund -- Class IB 1.80%............................        11,189      0.671491              7,514
  Hartford Global Leaders HLS Fund -- Class IB 1.80%............................       861,744      0.671491            578,653
  Smith Barney Cash Portfolio -- Class A 1.00%..................................         7,159      3.230608             23,129
  Smith Barney Cash Portfolio -- Class A 1.00%..................................        93,253      3.342992            311,745
  Smith Barney Appreciation Fund 1.00%..........................................        16,961     12.061314            204,574
  Smith Barney Government Fund -- Class A 1.00%.................................         9,411      2.899870             27,290
  BB&T Growth and Income Fund 1.25%.............................................    36,387,731      1.340141         48,764,690
  BB&T Growth and Income Fund 1.40%.............................................     1,339,324      1.334787          1,787,712
  BB&T Growth and Income Fund 1.45%.............................................     1,057,399      1.337672          1,414,454
  BB&T Growth and Income Fund 1.60%.............................................       427,020      1.332333            568,932
  AmSouth Equity Income Fund 1.25%..............................................    50,138,483      1.190885         59,709,168
  AmSouth Equity Income Fund 1.40%..............................................     5,207,851      1.186140          6,177,241
  AmSouth Equity Income Fund 1.45%..............................................    12,016,686      0.806024          9,685,737
  AmSouth Equity Income Fund 1.60%..............................................     1,321,018      0.804507          1,062,769
  AmSouth Equity Income Fund 1.65%..............................................       524,825      0.804528            422,236
  AmSouth Equity Income Fund 1.80%..............................................       504,359      0.803027            405,014
  Evergreen VA Capital Growth Fund 1.25%........................................    18,336,436      1.129941         20,719,091
  Evergreen VA Capital Growth Fund 1.40%........................................       453,869      1.125447            510,806
  Evergreen VA Capital Growth Fund 1.45%........................................     1,523,597      1.132020          1,724,742
  Evergreen VA Capital Growth Fund 1.60%........................................       472,505      1.128929            533,425
  Evergreen VA Capital Growth Fund 1.65%........................................         6,413      1.129938              7,246
  Evergreen VA Capital Growth Fund 1.80%........................................         3,152      1.126850              3,552
  Evergreen VA International Growth Fund 1.25%..................................    14,976,901      1.067563         15,988,785
  Evergreen VA International Growth Fund 1.40%..................................       773,068      1.063315            822,015
  Evergreen VA International Growth Fund 1.45%..................................       523,787      0.663078            347,311
  Evergreen VA International Growth Fund 1.60%..................................       661,745      0.661268            437,591
  Evergreen VA International Growth Fund 1.65%..................................        83,837      0.661870             55,489
  Evergreen VA International Growth Fund 1.80%..................................        47,346      0.660048             31,251
  Evergreen VA Growth Fund 1.25%................................................    11,986,282      1.119662         13,420,585
  Evergreen VA Growth Fund 1.40%................................................       112,360      1.115202            125,304
  Evergreen VA Growth Fund 1.45%................................................     1,197,991      0.810833            971,371
  Evergreen VA Growth Fund 1.60%................................................        44,403      0.808614             35,905
  Evergreen VA Growth Fund 1.65%................................................        10,280      0.809335              8,320
  Alliance VP Growth and Income Fund 1.25%......................................     3,346,863      1.085712          3,633,729
  Alliance VP Growth and Income Fund 1.40%......................................        31,816      1.081396             34,406
  Alliance VP Growth and Income Fund 1.50%......................................        42,807      1.000425             42,825
  Alliance VP Global Bond Fund 1.25%............................................       710,781      0.936542            665,676
  Alliance VP Global Bond Fund 1.40%............................................        20,830      0.932819             19,431
  Alliance Global Bond Fund 1.50%...............................................        44,166      0.905750             40,004
  Brinson Series Trust Tactical Allocation Portfolio 1.25%......................    28,235,825      1.032191         29,144,764

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Brinson Series Trust Tactical Allocation Portfolio 1.40%......................     1,185,290    $ 1.028078    $     1,218,571
  Brinson Series Trust Tactical Allocation Portfolio 1.45%......................       352,774      0.898622            317,010
  Brinson Series Trust Tactical Allocation Portfolio 1.50%......................     3,585,154      0.884957          3,172,707
  Brinson Series Trust Tactical Allocation Portfolio 1.60%......................       144,169      0.897491            129,390
  Brinson Series Trust Tactical Allocation Portfolio 1.65%......................       158,666      1.022961            162,309
  Brinson Series Trust Tactical Allocation Portfolio 1.70%......................        19,617      0.883330             17,329
  Brinson Series Trust Tactical Allocation Portfolio 1.85%......................        59,675      1.021080             60,933
  Huntington VA Income Equity Fund 1.25%........................................     1,770,698      1.046199          1,852,502
  Huntington VA Income Equity Fund 1.40%........................................       757,440      1.042814            789,869
  Huntington VA Income Equity Fund 1.45%........................................       453,003      1.044272            473,058
  Huntington VA Income Equity Fund 1.60%........................................       185,578      1.040890            193,166
  AmSouth Select Equity Fund 1.25%..............................................    15,532,265      1.002159         15,565,799
  AmSouth Select Equity Fund 1.40%..............................................       659,197      0.998141            657,972
  AmSouth Select Equity Fund 1.45%..............................................     2,085,794      1.253738          2,615,039
  AmSouth Select Equity Fund 1.60%..............................................       244,459      1.251384            305,912
  AmSouth Select Equity Fund 1.65%..............................................        96,921      1.251424            121,289
  AmSouth Select Equity Fund 1.80%..............................................        94,977      1.249086            118,634
  Evergreen VA Foundation Fund 1.25%............................................     1,878,958      0.870926          1,636,433
  Evergreen VA Foundation Fund 1.40%............................................       687,265      0.868421            596,835
  Evergreen VA Foundation Fund 1.45%............................................       461,346      0.862557            397,937
  Evergreen VA Foundation Fund 1.60%............................................       230,050      0.860215            197,893
  Evergreen VA Omega Fund 1.25%.................................................    10,410,101      0.735796          7,659,711
  Evergreen VA Omega Fund 1.40%.................................................     1,444,491      0.733680          1,059,794
  Evergreen VA Omega Fund 1.45%.................................................     3,208,072      0.574965          1,844,529
  Evergreen VA Omega Fund 1.60%.................................................       721,086      0.573384            413,459
  Evergreen VA Omega Fund 1.65%.................................................       253,496      0.573899            145,481
  Evergreen VA Omega Fund 1.80%.................................................       105,896      0.572332             60,608
  Evergreen VA Special Equity Fund 1.25%........................................       584,499      0.807353            471,897
  Evergreen VA Special Equity Fund 1.40%........................................        90,216      0.805030             72,627
  Evergreen VA Special Equity Fund 1.45%........................................       166,684      0.705848            117,653
  Evergreen VA Special Equity Fund 1.60%........................................         4,523      0.703921              3,184
  Hartford Global Health HLS Fund -- Class IA 0.25%.............................        50,310      1.505734             75,753
  Hartford Global Health HLS Fund -- Class IA 0.80%.............................         6,112      1.492010              9,119
  Hartford Global Health HLS Fund -- Class IA 1.00%.............................        27,763      1.487047             41,285
  Hartford Global Health HLS Fund -- Class IA 1.00%.............................       368,861      1.487047            548,513
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................           724      1.480878              1,072
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................    43,096,682      1.480878         63,820,929
  Hartford Global Health HLS Fund -- Class IA 1.40%.............................     2,412,023      1.477173          3,562,976
  Hartford Global Health HLS Fund -- Class IA 1.45%.............................     1,277,257      1.478148          1,887,975
  Hartford Global Health HLS Fund -- Class IA 1.50%.............................       744,100      1.474703          1,097,326
  Hartford Global Health HLS Fund -- Class IA 1.60%.............................       670,172      1.474451            988,135
  Hartford Global Health HLS Fund -- Class IA 1.65%.............................        36,192      1.471038             53,240
  Hartford Global Health HLS Fund -- Class IA 1.70%.............................         9,857      1.471986             14,509
  Hartford Global Health HLS Fund -- Class IA 1.85%.............................        14,559      1.468325             21,377
  Hartford Global Health HLS Fund -- Class IB 1.45%.............................       211,697      1.471559            311,524

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Health HLS Fund -- Class IB 1.45%.............................     2,208,704    $ 1.471559    $     3,250,238
  Hartford Global Health HLS Fund -- Class IB 1.60%.............................        12,337      1.467877             18,109
  Hartford Global Health HLS Fund -- Class IB 1.60%.............................       415,234      1.467877            609,512
  Hartford Global Health HLS Fund -- Class IB 1.65%.............................         6,097      1.468851              8,956
  Hartford Global Health HLS Fund -- Class IB 1.65%.............................       250,003      1.468851            367,217
  Hartford Global Health HLS Fund -- Class IB 1.80%.............................        15,189      1.465178             22,255
  Hartford Global Health HLS Fund -- Class IB 1.80%.............................       207,903      1.465178            304,615
  Hartford Global Technology HLS Fund -- Class IA 0.25%.........................           240      0.481400                116
  Hartford Global Technology HLS Fund -- Class IA 0.80%.........................         3,411      0.477000              1,627
  Hartford Global Technology HLS Fund -- Class IA 1.00%.........................         6,603      0.475401              3,139
  Hartford Global Technology HLS Fund -- Class IA 1.00%.........................       249,258      0.475401            118,498
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................         1,783      0.473422                844
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................    61,335,378      0.473422         29,037,515
  Hartford Global Technology HLS Fund -- Class IA 1.40%.........................     3,573,710      0.472234          1,687,627
  Hartford Global Technology HLS Fund -- Class IA 1.45%.........................     1,717,343      0.472544            811,520
  Hartford Global Technology HLS Fund -- Class IA 1.50%.........................     1,188,019      0.471447            560,088
  Hartford Global Technology HLS Fund -- Class IA 1.60%.........................       880,872      0.471364            415,211
  Hartford Global Technology HLS Fund -- Class IA 1.65%.........................        71,038      0.470265             33,407
  Hartford Global Technology HLS Fund -- Class IA 1.70%.........................        20,745      0.470577              9,762
  Hartford Global Technology HLS Fund -- Class IA 1.85%.........................        34,244      0.469396             16,074
  Hartford Global Technology HLS Fund -- Class IB 1.45%.........................       316,861      0.470425            149,059
  Hartford Global Technology HLS Fund -- Class IB 1.45%.........................     3,111,650      0.470425          1,463,798
  Hartford Global Technology HLS Fund -- Class IB 1.60%.........................        35,647      0.469254             16,728
  Hartford Global Technology HLS Fund -- Class IB 1.60%.........................       795,912      0.469254            373,485
  Hartford Global Technology HLS Fund -- Class IB 1.65%.........................        21,112      0.469566              9,913
  Hartford Global Technology HLS Fund -- Class IB 1.65%.........................       358,593      0.469566            168,383
  Hartford Global Technology HLS Fund -- Class IB 1.80%.........................        77,620      0.468387             36,356
  Hartford Global Technology HLS Fund -- Class IB 1.80%.........................       454,507      0.468387            212,885
  Merrill Lynch Global Growth Focus Fund 1.25%..................................        71,674      0.797023             57,126
  Merrill Lynch Large Cap Growth Focus Fund 1.25%...............................        75,084      0.821590             61,688
  OFFIT VIF -- High Yield Fund 1.25%............................................       214,735      1.045655            224,538
  OFFIT VIF -- High Yield Fund 1.45%............................................        21,108      1.043726             22,031
  OFFIT VIF -- High Yield Fund 1.60%............................................         3,642      1.041920              3,795
  Armada Advantage Equity Growth Fund 1.25%.....................................       855,413      0.774786            662,762
  Armada Advantage Equity Growth Fund 1.40%.....................................       218,292      0.773035            168,747
  Armada Advantage Equity Growth Fund 1.45%.....................................       145,746      0.737524            107,491
  Armada Advantage Equity Growth Fund 1.60%.....................................        71,432      0.736057             52,578
  Armada Advantage Equity Growth Fund 1.65%.....................................        22,749      0.736156             16,747
  Armada Advantage Equity Growth Fund 1.80%.....................................         3,173      0.734698              2,331
  Armada Advantage International Equity Fund 1.25%..............................       936,796      0.647187            606,282
  Armada Advantage International Equity Fund 1.40%..............................       219,671      0.645716            141,845
  Armada Advantage International Equity Fund 1.45%..............................        85,648      0.642260             55,009
  Armada Advantage International Equity Fund 1.60%..............................        10,639      0.640982              6,819
  Armada Advantage International Equity Fund 1.80%..............................            70      0.639806                 45
  Armada Advantage Mid Cap Growth Fund 1.25%....................................       785,809      0.626570            492,364

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Armada Advantage Mid Cap Growth Fund 1.40%....................................       373,008    $ 0.625134    $       233,180
  Armada Advantage Mid Cap Growth Fund 1.45%....................................       164,714      0.606248             99,857
  Armada Advantage Mid Cap Growth Fund 1.60%....................................        40,145      0.605045             24,290
  Armada Advantage Mid Cap Growth Fund 1.65%....................................        13,860      0.605123              8,387
  Prudential 20/20 Focus Portfolio 1.25%........................................       302,741      0.957174            289,775
  Prudential 20/20 Focus Portfolio 1.40%........................................        16,867      0.954988             16,108
  Prudential 20/20 Focus Portfolio 1.45%........................................        11,723      0.955402             11,200
  Prudential 20/20 Focus Portfolio 1.60%........................................        18,272      0.953228             17,418
  Prudential 20/20 Focus Portfolio 1.80%........................................         6,130      0.972196              5,959
  Prudential Jennison Portfolio 1.25%...........................................     1,062,941      0.629642            669,272
  Prudential Jennison Portfolio 1.40%...........................................       992,959      0.628195            623,772
  Prudential Jennison Portfolio 1.45%...........................................       829,131      0.628466            521,081
  Prudential Jennison Portfolio 1.60%...........................................       262,603      0.627038            164,662
  Prudential Jennison Portfolio 1.65%...........................................       310,779      0.895130            278,188
  Prudential Jennison Portfolio 1.80%...........................................        29,135      0.894012             26,047
  Wachovia Balanced Fund II 1.25%...............................................     6,646,004      0.839119          5,576,788
  Wachovia Balanced Fund II 1.40%...............................................       161,880      0.837660            135,600
  Wachovia Balanced Fund II 1.45%...............................................     1,000,986      0.837571            838,397
  Wachovia Balanced Fund II 1.60%...............................................        12,878      0.836112             10,768
  Wachovia Equity Fund II 1.25%.................................................     2,431,499      0.686666          1,669,628
  Wachovia Equity Fund II 1.40%.................................................        51,050      0.685468             34,993
  Wachovia Equity Fund II 1.45%.................................................       181,259      0.685403            124,235
  Wachovia Equity Fund II 1.60%.................................................       434,319      0.684204            297,163
  Wachovia Special Values Fund II 1.25%.........................................       542,938      1.264454            686,521
  Wachovia Special Values Fund II 1.40%.........................................        19,987      1.262245             25,228
  Wachovia Special Values Fund II 1.45%.........................................        14,584      1.262122             18,407
  Wachovia Special Values Fund II 1.60%.........................................        45,012      1.259925             56,712
  Hartford Focus HLS Fund -- Class IA 0.25%.....................................        16,874      1.037448             17,506
  Hartford Focus HLS Fund -- Class IA 1.00%.....................................         6,679      1.032252              6,894
  Hartford Focus HLS Fund -- Class IA 1.00%.....................................        31,193      1.032252             32,199
  Hartford Focus HLS Fund -- Class IA 1.25%.....................................     8,042,462      1.030520          8,287,918
  Hartford Focus HLS Fund -- Class IA 1.40%.....................................       284,226      1.029486            292,606
  Hartford Focus HLS Fund -- Class IA 1.45%.....................................       367,014      1.029148            377,712
  Hartford Focus HLS Fund -- Class IA 1.50%.....................................       250,609      1.028800            257,826
  Hartford Focus HLS Fund -- Class IA 1.60%.....................................        94,216      1.028110             96,864
  Hartford Focus HLS Fund -- Class IA 1.70%.....................................        18,113      1.027426             18,610
  Hartford Focus HLS Fund -- Class IB 1.45%.....................................       791,699      1.028004            813,870
  Hartford Focus HLS Fund -- Class IB 1.65%.....................................       438,589      1.026629            450,269
  Hartford Focus HLS Fund -- Class IB 1.80%.....................................       133,390      1.025602            136,805
  Hartford Global Communications HLS Fund -- Class IA 1.25%.....................     1,177,479      0.710590            836,705
  Hartford Global Communications HLS Fund -- Class IA 1.40%.....................         8,069      0.709879              5,728
  Hartford Global Communications HLS Fund -- Class IA 1.45%.....................        85,142      0.709641             60,420
  Hartford Global Communications HLS Fund -- Class IA 1.50%.....................           260      0.709401                184
  Hartford Global Communications HLS Fund -- Class IA 1.60%.....................         3,017      0.708932              2,139
  Hartford Global Communications HLS Fund -- Class IB 1.45%.....................       162,993      0.708543            115,487
  Hartford Global Communications HLS Fund -- Class IB 1.60%.....................         2,841      0.707833              2,011
  Hartford Global Communications HLS Fund -- Class IB 1.65%.....................        40,412      0.707597             28,595

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford Global Communications HLS Fund -- Class IB 1.80%.....................        50,087    $ 0.706877    $        35,406
  Hartford Global Financial Services HLS Fund -- Class IA 0.80%.................         2,234      0.954679              2,132
  Hartford Global Financial Services HLS Fund -- Class IA 1.25%.................     1,839,501      0.951800          1,750,837
  Hartford Global Financial Services HLS Fund -- Class IA 1.40%.................        69,962      0.950853             66,523
  Hartford Global Financial Services HLS Fund -- Class IA 1.45%.................       105,450      0.950526            100,233
  Hartford Global Financial Services HLS Fund -- Class IA 1.50%.................        20,975      0.950206             19,931
  Hartford Global Financial Services HLS Fund -- Class IA 1.60%.................       158,356      0.949575            150,371
  Hartford Global Financial Services HLS Fund -- Class IA 1.85%.................         7,813      0.947993              7,407
  Hartford Global Financial Services HLS Fund -- Class IB 1.45%.................       222,982      0.949177            211,649
  Hartford Global Financial Services HLS Fund -- Class IB 1.60%.................        17,246      0.948222             16,353
  Hartford Global Financial Services HLS Fund -- Class IB 1.65%.................       130,727      0.947908            123,917
  Hartford Global Financial Services HLS Fund -- Class IB 1.80%.................        64,027      0.946955             60,630
  Hartford International Capital Appreciation HLS Fund -- Class IA 0.25%........       348,305      0.860170            299,601
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.25%........     1,985,038      0.854418          1,696,052
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.40%........        93,909      0.853571             80,158
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.45%........        92,874      0.853283             79,247
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.50%........       178,744      0.852992            152,467
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.60%........       125,224      0.852419            106,743
  Hartford International Capital Appreciation HLS Fund -- Class IA 1.85%........         3,680      0.851001              3,131
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.45%........       387,109      0.852270            329,921
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.60%........         9,549      0.851412              8,130
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.65%........        77,206      0.851130             65,713
  Hartford International Capital Appreciation HLS Fund -- Class IB 1.80%........       187,564      0.850266            159,479
  Hartford International Small Company HLS Fund -- Class IA 0.25%...............       326,822      0.938253            306,641
  Hartford International Small Company HLS Fund -- Class IA 1.25%...............       466,900      0.931992            435,145
  Hartford International Small Company HLS Fund -- Class IA 1.40%...............        18,778      0.931056             17,483
  Hartford International Small Company HLS Fund -- Class IA 1.45%...............         1,651      0.930743              1,537
  Hartford International Small Company HLS Fund -- Class IA 1.50%...............        27,574      0.930436             25,656
  Hartford International Small Company HLS Fund -- Class IA 1.60%...............         1,830      0.929813              1,702
  Hartford International Small Company HLS Fund -- Class IB 1.45%...............        33,257      0.929630             30,917
  Hartford International Small Company HLS Fund -- Class IB 1.80%...............         7,134      0.927459              6,617
  Hartford MidCap Value HLS Fund -- Class IA 0.25%..............................         7,900      0.998152              7,886
  Hartford MidCap Value HLS Fund -- Class IA 0.80%..............................        15,617      0.994493             15,531
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................         5,347      0.993160              5,310
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................        21,239      0.993160             21,093
  Hartford MidCap Value HLS Fund -- Class IA 1.00%..............................        28,084      0.993160             27,891
  Hartford MidCap Value HLS Fund -- Class IA 1.25%..............................    26,956,090      0.991496         26,726,856
  Hartford MidCap Value HLS Fund -- Class IA 1.40%..............................       876,880      0.990502            868,551
  Hartford MidCap Value HLS Fund -- Class IA 1.45%..............................     1,660,781      0.990170          1,644,457
  Hartford MidCap Value HLS Fund -- Class IA 1.50%..............................       623,095      0.989834            616,761
  Hartford MidCap Value HLS Fund -- Class IA 1.60%..............................       740,312      0.989172            732,296
  Hartford MidCap Value HLS Fund -- Class IA 1.65%..............................        15,554      0.988835             15,380
  Hartford MidCap Value HLS Fund -- Class IA 1.70%..............................        23,338      0.988509             23,070
  Hartford MidCap Value HLS Fund -- Class IA 1.85%..............................        26,333      0.987521             26,004
  Hartford MidCap Value HLS Fund -- Class IB 1.45%..............................     3,237,002      0.989060          3,201,590
  Hartford MidCap Value HLS Fund -- Class IB 1.60%..............................       310,738      0.988068            307,030
  Hartford MidCap Value HLS Fund -- Class IB 1.65%..............................       456,719      0.987730            451,115

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Hartford MidCap Value HLS Fund -- Class IB 1.80%..............................       275,538    $ 0.986744    $       271,885
  Hartford Value HLS Fund -- Class IA 0.80%.....................................        14,730      1.003185             14,777
  Hartford Value HLS Fund -- Class IA 1.00%.....................................        10,920      1.001840             10,941
  Hartford Value HLS Fund -- Class IA 1.00%.....................................        21,761      1.001840             21,801
  Hartford Value HLS Fund -- Class IA 1.25%.....................................    11,986,573      1.000165         11,988,550
  Hartford Value HLS Fund -- Class IA 1.40%.....................................       568,294      0.999160            567,817
  Hartford Value HLS Fund -- Class IA 1.45%.....................................       576,369      0.998831            575,695
  Hartford Value HLS Fund -- Class IA 1.50%.....................................       287,935      0.998499            287,503
  Hartford Value HLS Fund -- Class IA 1.60%.....................................       114,733      0.997828            114,484
  Hartford Value HLS Fund -- Class IA 1.85%.....................................        45,565      0.996158             45,390
  Hartford Value HLS Fund -- Class IB 1.45%.....................................       917,599      0.997693            915,482
  Hartford Value HLS Fund -- Class IB 1.60%.....................................        47,496      0.996687             47,338
  Hartford Value HLS Fund -- Class IB 1.65%.....................................       236,892      0.996354            236,029
  Hartford Value HLS Fund -- Class IB 1.80%.....................................       168,701      0.995354            167,917
  Victory Diversified Stock Fund 1.25%..........................................        83,243      9.243408            769,452
  Victory Diversified Stock Fund 1.40%..........................................           488      9.230732              4,507
  Victory Diversified Stock Fund 1.45%..........................................        27,097      9.226513            250,007
  Victory Small Company Opportunity Fund 1.25%..................................         3,680      9.212679             33,908
  Victory Small Company Opportunity Fund 1.45%..................................         3,564      9.195866             32,770
  AmSouth Capital Growth Fund 1.25%.............................................     1,166,706      0.886288          1,034,038
  AmSouth Capital Growth Fund 1.40%.............................................        40,006      0.885400             35,421
  AmSouth Capital Growth Fund 1.45%.............................................       434,880      0.885103            384,913
  AmSouth Capital Growth Fund 1.60%.............................................        56,453      0.884217             49,916
  AmSouth Capital Growth Fund 1.65%.............................................        53,234      0.883918             47,054
  AmSouth Capital Growth Fund 1.80%.............................................       153,681      0.883028            135,705
  BB&T Capital Appreciation Fund 1.25%..........................................        15,524      1.067183             16,567
  BB&T Capital Manager Aggressive Growth Fund 1.25%.............................     1,824,567      0.911406          1,662,921
  BB&T Capital Manager Aggressive Growth Fund 1.40%.............................        13,068      0.910488             11,898
  BB&T Capital Manager Aggressive Growth Fund 1.45%.............................       384,061      0.910182            349,566
  BB&T Capital Manager Aggressive Growth Fund 1.60%.............................       385,192      0.909273            350,245
  BB&T Large Company Growth Fund 1.25%..........................................        31,189      1.080153             33,689
  BB&T Large Company Growth Fund 1.40%..........................................        11,333      1.079811             12,237
  Prudential Jennison International Growth Portfolio 1.25%......................        34,505      0.739837             25,528
  Prudential Jennison International Growth Portfolio 1.45%......................        22,663      0.738846             16,745
  Prudential Jennison International Growth Portfolio 1.60%......................         1,488      0.738105              1,098
  Fifth Third Quality Growth VIP Fund 1.25%.....................................       481,686      0.810844            390,572
  Fifth Third Quality Growth VIP Fund 1.40%.....................................        47,221      0.809731             38,236
  Fifth Third Quality Growth VIP Fund 1.45%.....................................       120,347      0.809354             97,403
  Fifth Third Quality Growth VIP Fund 1.60%.....................................         3,787      0.808237              3,061
  First American International Portfolio 1.25%..................................         4,321      0.593483              2,565
  First American Large Cap Growth Portfolio 1.25%...............................         5,096      0.550037              2,803
  First American Small Cap Growth Portfolio 1.45%...............................        22,346      1.101128             24,606
  First American Technology Portfolio 1.25%.....................................        10,861      0.257951              2,802
  First Horizon Capital Appreciation Portfolio 1.25%............................        23,338      1.107753             25,853
  First Horizon Capital Appreciation Portfolio 1.40%............................         4,427      1.107218              4,901
  First Horizon Capital Appreciation Portfolio 1.45%............................         2,024      1.107037              2,241
  First Horizon Growth & Income Portfolio 1.25%.................................       475,983      1.026320            488,510
  First Horizon Growth & Income Portfolio 1.40%.................................       225,090      1.025821            230,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  First Horizon Growth & Income Portfolio 1.45%.................................       261,945    $ 1.025653    $       268,665
  Huntington VA Dividend Capture Fund 1.25%.....................................        11,375      1.021713             11,622
  Huntington VA Dividend Capture Fund 1.40%.....................................            53      1.021390                 54
  Huntington VA Dividend Capture Fund 1.45%.....................................         2,171      1.021288              2,217
  Huntington VA Growth Fund 1.25%...............................................       154,127      0.914312            140,921
  Huntington VA Growth Fund 1.40%...............................................        13,827      0.913397             12,630
  Huntington VA Growth Fund 1.45%...............................................        88,908      0.913086             81,180
  Huntington VA Growth Fund 1.60%...............................................        16,671      0.912175             15,207
  Huntington VA Mid Corp America Fund 1.25%.....................................         8,340      1.112070              9,275
  Huntington VA Mid Corp America Fund 1.45%.....................................        49,464      1.111600             54,984
  Huntington VA New Economy Fund 1.25%..........................................         7,869      1.087139              8,555
  Prudential Value Portfolio 1.25%..............................................       120,039      0.942896            113,184
  Prudential Value Portfolio 1.40%..............................................         4,274      0.941945              4,026
  Prudential Value Portfolio 1.45%..............................................        36,975      0.941636             34,816
  Prudential Value Portfolio 1.60%..............................................           770      0.940687                725
  Prudential Value Portfolio 1.80%..............................................        10,763      0.939426             10,112
                                                                                                                ---------------
  SUB-TOTAL.....................................................................                                 14,598,072,829
                                                                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Hartford Bond HLS Fund, Inc. -- Class IA 1.00%................................         7,045      4.984616             35,117
  Hartford Bond HLS Fund, Inc. -- Class IA 1.25%................................       859,440      2.593211          2,228,709
  Hartford Stock HLS Fund, Inc. -- Class IA 1.00%...............................        15,147     10.644256            161,232
  Hartford Stock HLS Fund, Inc. -- Class IA 1.25%...............................     1,279,903      5.709576          7,307,705
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.25%........................        33,953      1.491361             50,636
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%........................        35,103      3.007532            105,573
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%........................       456,446      1.910625            872,096
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................           648      6.708154              4,344
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.00%............................        73,084      6.708154            490,256
  Hartford Advisers HLS Fund, Inc. -- Class IA 1.25%............................     3,504,804      4.433687         15,539,203
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.00%................         9,358      13.09889            122,577
  Hartford Capital Appreciation HLS Fund, Inc. -- Class IA 1.25%................       628,835      7.709010          4,847,697
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.00%.................        38,879      3.322549            129,176
  Hartford Mortgage Securities HLS Fund, Inc. -- Class IA 1.25%.................       298,104      2.562975            764,033
  Hartford Index HLS Fund, Inc. -- Class IA 1.00%...............................         8,229      1.731982             14,253
  Hartford Index HLS Fund, Inc. -- Class IA 1.25%...............................       624,838      4.339934          2,711,756
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.00%.........         1,471      1.532492              2,255
  Hartford International Opportunities HLS Fund, Inc. -- Class IA 1.25%.........       605,400      1.489425            901,698
  Hartford Dividend and Growth HLS Fund, Inc. -- Class IA 1.25%.................       922,631      2.668698          2,462,223
  Hartford Global Advisers HLS Fund, Inc. -- Class IA 1.25%.....................       175,877      1.533019            269,622
  Hartford Small Company HLS Fund, Inc. -- Class IA 1.25%.......................       278,191      1.622498            451,364
  Hartford MidCap HLS Fund, Inc. -- Class IA 1.25%..............................       359,591      2.423387            871,427
  Hartford Growth & Income HLS Fund, Inc. -- Class IA 1.25%.....................       169,609      1.203560            204,135
  Hartford High Yield HLS Fund -- Class IA 1.25%................................       271,035      1.082831            293,485
  Hartford Global Leaders HLS Fund -- Class IA 1.25%............................       171,785      1.476267            253,600
  AmSouth Equity Income Fund 1.25%..............................................         5,394      1.190885              6,423
  Evergreen VA Capital Growth Fund 1.25%........................................        43,294      1.129941             48,920

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY         UNIT          CONTRACT
                                                                                  PARTICIPANTS       PRICE         LIABILITY
                                                                                  -------------   -----------   ---------------
  Evergreen VA International Growth Fund 1.25%..................................        39,778    $ 1.067563    $        42,466
  Evergreen VA Growth Fund 1.25%................................................        29,519      1.119662             33,051
  Brinson Series Trust Tactical Allocation Portfolio 1.25%......................        29,979      1.032191             30,944
  Evergreen VA Omega Fund 1.25%.................................................        14,713      0.735796             10,826
  Evergreen VA Special Equity Fund 1.25%........................................        24,529      0.807353             19,806
  Hartford Global Health HLS Fund -- Class IA 1.25%.............................        21,229      1.480878             31,438
  Hartford Global Technology HLS Fund -- Class IA 1.25%.........................        69,039      0.473422             32,684
  Prudential Jennison Portfolio 1.25%...........................................        16,711      0.629642             10,522
  Hartford MidCap Value HLS Fund -- Class IA 1.25%..............................        39,711      0.991496             39,373
  Hartford Value HLS Fund -- Class IA 1.25%.....................................       140,933      1.000165            140,956
                                                                                                                ---------------
  SUB-TOTAL.....................................................................                                     41,541,581
                                                                                                                ---------------
GRAND TOTAL.....................................................................                                $14,639,614,410
                                                                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD
                              BOND          STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $22,446,766  $  18,712,240
EXPENSES:
  Mortality and expense
   undertakings..........   (6,199,666)   (31,626,858)
                           -----------  -------------
    Net investment income
     (loss)..............   16,247,100    (12,914,618)
                           -----------  -------------
CAPITAL GAINS INCOME.....      --         191,782,191
                           -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (49,951)   (28,612,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,443,210   (536,659,990)
                           -----------  -------------
    Net gain (loss) on
     investments.........   16,393,259   (565,272,784)
                           -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $32,640,359  $(386,405,211)
                           ===========  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                           HARTFORD        HARTFORD                     HARTFORD       HARTFORD
                             HARTFORD      HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND
                           MONEY MARKET    ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH
                             HLS FUND      HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  ---------------  ------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............  $19,341,593   $ 133,241,993  $    18,841,947  $  9,044,999  $   5,489,187  $     424,929  $  15,181,882
EXPENSES:
  Mortality and expense
   undertakings..........   (6,763,742)    (58,959,893)     (37,253,054)   (2,066,771)    (8,477,603)    (4,203,320)   (12,003,852)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net investment income
     (loss)..............   12,577,851      74,282,100      (18,411,107)    6,978,228     (2,988,416)    (3,778,391)     3,178,030
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
CAPITAL GAINS INCOME.....        5,906     234,913,736      840,753,513       --          11,832,175     47,153,653     61,201,834
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --          (21,467,576)     (15,814,324)       28,618    (12,308,828)    (1,978,162)    (2,405,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            3    (589,490,409)  (1,067,647,193)    2,446,885   (101,797,175)  (105,603,271)  (115,204,264)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net gain (loss) on
     investments.........            3    (610,957,985)  (1,083,461,517)    2,475,503   (114,106,003)  (107,581,433)  (117,609,639)
                           -----------   -------------  ---------------  ------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $12,583,760   $(301,762,149) $  (261,119,111) $  9,453,731  $(105,262,244) $ (64,206,171) $ (53,229,775)
                           ===========   =============  ===============  ============  =============  =============  =============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GLOBAL  HARTFORD SMALL    HARTFORD     HARTFORD GROWTH
                              ADVISERS         COMPANY         MIDCAP        AND INCOME
                              HLS FUND         HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $    664,750     $   --         $    --         $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (1,225,574)      (3,010,917)     (8,026,334)    (1,517,191)
                            ------------     ------------   -------------   ------------
    Net investment income
     (loss)..............       (560,824)      (3,010,917)     (8,026,334)    (1,517,191)
                            ------------     ------------   -------------   ------------
CAPITAL GAINS INCOME.....      5,768,475       17,448,684      79,684,773      4,754,460
                            ------------     ------------   -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (981,529)      (5,045,530)     (7,024,837)      (887,756)
  Net unrealized
   appreciation
   (depreciation) of
   Investments during the
   period................    (12,210,950)     (56,625,780)   (103,422,075)   (14,330,224)
                            ------------     ------------   -------------   ------------
    Net gain (loss) on
     investments.........    (13,192,479)     (61,671,310)   (110,446,912)   (15,217,980)
                            ------------     ------------   -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (7,984,828)    $(47,233,543)  $ (38,788,473)  $(11,980,711)
                            ============     ============   =============   ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            HARTFORD    HARTFORD GLOBAL  SMITH BARNEY  SMITH BARNEY  SMITH BARNEY     BB&T         AMSOUTH
                           HIGH YIELD       LEADERS          CASH      APPRECIATION   GOVERNMENT   GROWTH AND   EQUITY INCOME
                            HLS FUND       HLS FUND       PORTFOLIO        FUND          FUND      INCOME FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  31,161    $    836,999      $13,796       $  1,148       $1,045      $ 628,765   $  1,216,833
EXPENSES:
  Mortality and expense
   undertakings..........    (606,774)     (1,974,683)      (3,615)        (2,103)        (289)      (537,834)    (1,084,009)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net investment income
     (loss)..............    (575,613)     (1,137,684)      10,181           (955)         756         90,931        132,824
                            ---------    ------------      -------       --------       ------      ---------   ------------
CAPITAL GAINS INCOME.....      --           1,703,521       --              4,398       --             --            --
                            ---------    ------------      -------       --------       ------      ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      46,428      (1,619,881)      --               (143)      --            (22,602)    (1,745,983)
  Net unrealized
   appreciation
   (depreciation) of
   Investments during the
   period................     303,875     (29,761,833)      --            (12,797)      --           (297,791)   (10,370,920)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net gain (loss) on
     investments.........     350,303     (31,381,714)      --            (12,940)      --           (320,393)   (12,116,903)
                            ---------    ------------      -------       --------       ------      ---------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(225,310)   $(30,815,877)     $10,181       $ (9,497)      $  756      $(229,462)  $(11,984,079)
                            =========    ============      =======       ========       ======      =========   ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EVERGREEN VA   EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND        GROWTH FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   137,035     $   193,919
EXPENSES:
  Mortality and expense
   undertakings..........      (313,724)       (262,928)
                            -----------     -----------
    Net investment income
     (loss)..............      (176,689)        (69,009)
                            -----------     -----------
CAPITAL GAINS INCOME.....       297,917       1,705,221
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        13,411        (463,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,047,969)     (5,748,651)
                            -----------     -----------
    Net gain (loss) on
     investments.........    (4,034,558)     (6,212,310)
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,913,330)    $(4,576,098)
                            ===========     ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           EVERGREEN VA                                           BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      ALLIANCE VP GROWTH  ALLIANCE VP GLOBAL  TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND       & INCOME PORTFOLIO    BOND PORTFOLIO         PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT***      SUB-ACCOUNT***        SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ------------------  --------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --           $    42,464           $ 35,795           $   698,268         $ 42,276      $   53,262
EXPENSES:
  Mortality and expense
   undertakings..........      (189,140)         (51,134)           (11,555)             (440,812)         (30,813)       (133,872)
                            -----------      -----------           --------           -----------         --------      ----------
    Net investment income
     (loss)..............      (189,140)          (8,670)            24,240               257,456           11,463         (80,610)
                            -----------      -----------           --------           -----------         --------      ----------
CAPITAL GAINS INCOME.....     2,618,309        1,098,106           --                   1,934,023           --             --
                            -----------      -----------           --------           -----------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       232,775            6,810            (30,263)             (200,260)             521          (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,146,747)      (1,150,631)           (44,243)           (7,246,506)         (26,898)      1,339,962
                            -----------      -----------           --------           -----------         --------      ----------
    Net gain (loss) on
     investments.........    (3,913,972)      (1,143,821)           (74,506)           (7,446,766)         (26,377)      1,336,522
                            -----------      -----------           --------           -----------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,484,803)     $   (54,385)          $(50,266)          $(5,255,287)        $(14,914)     $1,255,912
                            ===========      ===========           ========           ===========         ========      ==========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           EVERGREEN VA
                            FOUNDATION   EVERGREEN VA
                               FUND       OMEGA FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  59,821    $   --
EXPENSES:
  Mortality and expense
   undertakings..........     (29,055)      (137,324)
                            ---------    -----------
    Net investment income
     (loss)..............      30,766       (137,324)
                            ---------    -----------
CAPITAL GAINS INCOME.....      --            --
                            ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (641)      (110,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (211,047)    (1,585,488)
                            ---------    -----------
    Net gain (loss) on
     investments.........    (211,688)    (1,695,516)
                            ---------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(180,922)   $(1,832,840)
                            =========    ===========

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH          OFFIT
                           SPECIAL EQUITY      HEALTH         TECHNOLOGY     GLOBAL GROWTH  LARGE CAP GROWTH  VIF -- HIGH YIELD
                                FUND          HLS FUND         HLS FUND       FOCUS FUND       FOCUS FUND           FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*       SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--            $  --           $   --            $    605         $     6            $11,527
EXPENSES:
  Mortality and expense
   undertakings..........       (8,192)        (760,944)         (422,377)         (940)           (523)            (1,708)
                              --------       ----------      ------------      --------         -------            -------
    Net investment income
     (loss)..............       (8,192)        (760,944)         (422,377)         (335)           (517)             9,819
                              --------       ----------      ------------      --------         -------            -------
CAPITAL GAINS INCOME.....      --               --               --              --             --                 --
                              --------       ----------      ------------      --------         -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,455)        (328,172)         (963,284)      (10,526)              4                 14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (37,137)       2,824,491        (8,903,049)      (14,950)         (1,942)            (7,778)
                              --------       ----------      ------------      --------         -------            -------
    Net gain (loss) on
     investments.........      (45,592)       2,496,319        (9,866,333)      (25,476)         (1,938)            (7,764)
                              --------       ----------      ------------      --------         -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(53,784)      $1,735,375      $(10,288,710)     $(25,811)        $(2,455)           $ 2,055
                              ========       ==========      ============      ========         =======            =======

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............     $     201           $--
EXPENSES:
  Mortality and expense
   undertakings..........       (11,167)             (8,909)
                              ---------           ---------
    Net investment income
     (loss)..............       (10,966)             (8,909)
CAPITAL GAINS INCOME.....       --                   99,217
                              ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,029)             (7,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (117,739)           (283,506)
                              ---------           ---------
    Net gain (loss) on
     investments.........      (120,768)           (291,013)
                              ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(131,734)          $(200,705)
                              =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MID CAP GROWTH   20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............     $ --             $   727     $       1    $   6,194    $     714      $   133
EXPENSES:
  Mortality and expense
   undertakings..........        (9,358)        (3,032)      (22,235)     (49,367)     (16,543)      (3,582)
                              ---------        -------     ---------    ---------    ---------      -------
    Net investment income
     (loss)..............        (9,358)        (2,305)      (22,234)     (43,173)     (15,829)      (3,449)
CAPITAL GAINS INCOME.....       390,021          3,013        13,512       --           --              165
                              ---------        -------     ---------    ---------    ---------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (18,981)         1,008        (3,130)      (1,088)       1,269         (165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (507,859)        (5,190)     (242,660)    (238,399)    (221,108)      49,583
                              ---------        -------     ---------    ---------    ---------      -------
    Net gain (loss) on
     investments.........      (526,840)        (4,182)     (245,790)    (239,487)    (219,839)      49,418
                              ---------        -------     ---------    ---------    ---------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(146,177)       $(3,474)    $(254,512)   $(282,660)   $(235,668)     $46,134
                              =========        =======     =========    =========    =========      =======

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS   FINANCIAL SERVICES
                              HLS FUND        HLS FUND           HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*       SUB-ACCOUNT*
                           --------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 17,630        $  5,863           $ 10,616
EXPENSES:
  Mortality and expense
   undertakings..........      (44,025)         (3,741)            (9,387)
                              --------        --------           --------
    Net investment income
     (loss)..............      (26,395)          2,122              1,229
                              --------        --------           --------
CAPITAL GAINS INCOME.....      --              --                --
                              --------        --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           64         (11,626)           (17,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      633,448         (45,386)           (14,082)
                              --------        --------           --------
    Net gain (loss) on
     investments.........      633,512         (57,012)           (31,596)
                              --------        --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $607,117        $(54,890)          $(30,367)
                              ========        ========           ========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD                       VICTORY        VICTORY
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE  HARTFORD VALUE   DIVERSIFIED   SMALL COMPANY
                                 HLS FUND          HLS FUND       HLS FUND       HLS FUND      STOCK FUND     OPPORTUNITY
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**
                           --------------------  -------------  ------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............        $  3,028          $  1,402      $   38,864      $ 42,907        $ 1,905        $   72
EXPENSES:
  Mortality and expense
   undertakings..........         (11,161)           (2,068)       (115,323)      (49,532)        (4,158)         (199)
                                 --------          --------      ----------      --------        -------        ------
    Net investment income
     (loss)..............          (8,133)             (666)        (76,459)       (6,625)        (2,253)         (127)
                                 --------          --------      ----------      --------        -------        ------
CAPITAL GAINS INCOME.....        --                  --             --             53,298          1,164        --
                                 --------          --------      ----------      --------        -------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          70,049            (5,511)        (32,235)          617           (719)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          30,401           (28,095)      2,328,493       360,621         25,006         2,434
                                 --------          --------      ----------      --------        -------        ------
    Net gain (loss) on
     investments.........         100,450           (33,606)      2,296,258       361,238         24,287         2,436
                                 --------          --------      ----------      --------        -------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 92,317          $(34,272)     $2,219,799      $407,911        $23,198        $2,309
                                 ========          ========      ==========      ========        =======        ======


                           AMSOUTH CAPITAL
                             GROWTH FUND
                            SUB-ACCOUNT*
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $--
EXPENSES:
  Mortality and expense
   undertakings..........       (8,435)
                              --------
    Net investment income
     (loss)..............       (8,435)
                              --------
CAPITAL GAINS INCOME.....      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (7,314)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (43,546)
                              --------
    Net gain (loss) on
     investments.........      (50,860)
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(59,295)
                              ========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   BB&T             BB&T CAPITAL
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE
                                   FUND             GROWTH FUND
                              SUB-ACCOUNT(A)       SUB-ACCOUNT(B)
                           --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       --$                   $ 1,777
EXPENSES:
  Mortality and expense
   undertakings..........            (76)              (9,800)
  Net investment income
   (loss)................            (76)              (8,023)
                                  ------              -------
CAPITAL GAINS INCOME.....       --                    --
                                  ------              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            664                   18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            916               10,986
                                  ------              -------
Net gain (loss) on
 investments.............          1,580               11,004
                                  ------              -------
Net increase (decrease)
 in net assets resulting
 from operations.........         $1,504              $ 2,981
                                  ======              =======

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                BB&T       PRUDENTIAL JENNISON   FIFTH THIRD    FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           LARGE COMPANY      INTERNATIONAL     QUALITY GROWTH  INTERNATIONAL      LARGE CAP         SMALL CAP
                            GROWTH FUND     GROWTH PORTFOLIO       VIP FUND       PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT(A)    SUB-ACCOUNT(B)     SUB-ACCOUNT(C)  SUB-ACCOUNT(B)   SUB-ACCOUNT(B)    SUB-ACCOUNT(A)
                           --------------  -------------------  --------------  --------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--               $    13           $--             -$-              -$-               --$
EXPENSES:
  Mortality and expense
   undertakings..........         (60)              (210)           (1,101)           (17)             (15)               (6)
  Net investment income
   (loss)................         (60)              (197)           (1,101)           (17)             (15)               (6)
                               ------            -------           -------          -----            -----              ----
CAPITAL GAINS INCOME.....      --               --                  --             --               --                --
                               ------            -------           -------          -----            -----              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                    (10)             (380)        --               --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,032             (2,753)            6,440           (289)            (220)              324
                               ------            -------           -------          -----            -----              ----
Net gain (loss) on
 investments.............       1,032             (2,763)            6,060           (289)            (220)              324
                               ------            -------           -------          -----            -----              ----
Net increase (decrease)
 in net assets resulting
 from operations.........      $  972            $(2,960)          $ 4,959          $(306)           $(235)             $318
                               ======            =======           =======          =====            =====              ====

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT(A)     SUB-ACCOUNT(B)
                           --------------  --------------------
INVESTMENT INCOME:
  Dividends..............     -$-               --$
EXPENSES:
  Mortality and expense
   undertakings..........        (14)                (54)
                               -----              ------
  Net investment income
   (loss)................        (14)                (54)
                               -----              ------
CAPITAL GAINS INCOME.....     --                --
                               -----              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (347)              3,739
                               -----              ------
    Net gain (loss) on
     investments.........       (347)              3,739
                               -----              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(361)             $3,685
                               =====              ======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA   HUNTINGTON VA     PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE   GROWTH FUND      MID CORP      NEW ECONOMY        VALUE
                              PORTFOLIO           FUND            SUB-        AMERICA FUND        FUND         PORTFOLIO
                           SUB-ACCOUNT(B)    SUB-ACCOUNT(D)    ACCOUNT(C)    SUB-ACCOUNT(D)  SUB-ACCOUNT(D)  SUB-ACCOUNT(C)
                           ---------------  ----------------  -------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   657            $ 45           $--             $--            --$             $   488
EXPENSES:
  Mortality and expense
   undertakings..........       (1,843)            (10)            (670)            (36)            (9)            (489)
                               -------            ----           ------          ------           ----          -------
  Net investment income
   (loss)................       (1,186)             35             (670)            (36)            (9)              (1)
                               -------            ----           ------          ------           ----          -------
CAPITAL GAINS INCOME.....      --               --               --              --             --                5,511
                               -------            ----           ------          ------           ----          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           12          --                    3          --             --                   19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       23,994             118            1,896           1,526            326           (1,132)
                               -------            ----           ------          ------           ----          -------
    Net gain (loss) on
     investments.........       24,006             118            1,899           1,526            326           (1,113)
                               -------            ----           ------          ------           ----          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $22,820            $153           $1,229          $1,490           $317          $ 4,397
                               =======            ====           ======          ======           ====          =======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD       HARTFORD
                               BOND          STOCK       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 16,247,100  $  (12,914,618) $  12,577,851
  Capital gains income...       --          191,782,191          5,906
  Net realized gain
   (loss) on security
   transactions..........       (49,951)    (28,612,794)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    16,443,210    (536,659,990)             3
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    32,640,359    (386,405,211)    12,583,760
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    46,204,672      99,021,295     70,195,601
  Net transfers..........   216,487,924     (17,373,401)   284,593,678
  Surrenders for benefit
   payments and fees.....   (57,830,291)   (259,498,428)  (190,464,012)
  Net annuity
   transactions..........       143,705        (254,094)       (22,509)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   205,006,010    (178,104,628)   164,302,758
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets.........   237,646,369    (564,509,839)   176,886,518
NET ASSETS:
  Beginning of period....   388,718,800   2,896,090,252    438,456,567
                           ------------  --------------  -------------
  End of period..........  $626,365,169  $2,331,580,413  $ 615,343,085
                           ============  ==============  =============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD       HARTFORD       HARTFORD
                               BOND          STOCK       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ (2,957,967) $  (18,821,648) $  18,873,832
  Capital gains income...       --          343,352,021        (11,710)
  Net realized gain
   (loss) gain on
   security
   transactions..........      (616,245)       (766,074)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    41,022,331    (584,480,292)      --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    37,448,119    (260,715,993)    18,862,122
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    15,619,853     180,149,212     48,051,252
  Net transfers..........     1,250,470      97,309,380     86,955,502
  Surrenders for benefit
   payments and fees.....   (45,480,186)   (313,297,115)  (131,578,097)
  Net annuity
   transactions..........       299,610         970,043        128,333
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (28,310,253)    (34,868,480)     3,556,990
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets.........     9,137,866    (295,584,473)    22,419,112
NET ASSETS:
  Beginning of period....   379,580,934   3,191,674,725    416,037,455
                           ------------  --------------  -------------
  End of period..........  $388,718,800  $2,896,090,252  $ 438,456,567
                           ============  ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              HARTFORD        HARTFORD                     HARTFORD       HARTFORD
                              HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND
                              ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH
                              HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ---------------  ------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   74,282,100  $   (18,411,107) $  6,978,228  $  (2,988,416) $  (3,778,391) $   3,178,030
  Capital gains income...     234,913,736      840,753,513       --          11,832,175     47,153,653     61,201,834
  Net realized gain
   (loss) on security
   transactions..........     (21,467,576)     (15,814,324)       28,618    (12,308,828)    (1,978,162)    (2,405,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (589,490,409)  (1,067,647,193)    2,446,885   (101,797,175)  (105,603,271)  (115,204,264)
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (301,762,149)    (261,119,111)    9,453,731   (105,262,244)   (64,206,171)   (53,229,775)
                           --------------  ---------------  ------------  -------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     159,059,594      155,562,298    10,060,996     22,362,277      8,171,214     52,945,932
  Net transfers..........      13,368,648       94,155,415    46,086,312     (9,223,275)   (17,460,295)    82,259,297
  Surrenders for benefit
   payments and fees.....    (598,652,895)    (281,337,029)  (26,131,477)   (70,174,643)   (47,270,899)   (85,353,800)
  Net annuity
   transactions..........        (213,386)         224,983       124,197        (57,298)       110,792       (343,483)
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (426,438,039)     (31,394,333)   30,140,028    (57,092,939)   (56,449,188)    49,507,946
                           --------------  ---------------  ------------  -------------  -------------  -------------
  Net increase (decrease)
   in net assets.........    (728,200,188)    (292,513,444)   39,593,759   (162,355,183)  (120,655,359)    (3,721,829)
NET ASSETS:
  Beginning of period....   5,164,131,227    3,122,830,443   148,976,235    778,293,037    407,177,052    970,218,702
                           --------------  ---------------  ------------  -------------  -------------  -------------
  End of period..........  $4,435,931,039  $ 2,830,316,999  $188,569,994  $ 615,937,854  $ 286,521,693  $ 966,496,873
                           ==============  ===============  ============  =============  =============  =============

                                              HARTFORD       HARTFORD                    HARTFORD       HARTFORD
                              HARTFORD        CAPITAL        MORTGAGE      HARTFORD    INTERNATIONAL  DIVIDEND AND
                              ADVISERS      APPRECIATION    SECURITIES      INDEX      OPPORTUNITIES     GROWTH
                              HLS FUND        HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (25,143,668) $  (17,942,874) $   (816,628) $ (4,361,088) $     691,591  $  3,894,417
  Capital gains income...     476,605,449     416,785,639       --          8,315,961     53,766,280    86,688,892
  Net realized gain
   (loss) gain on
   security
   transactions..........       8,202,368       1,306,785      (421,462)     (106,193)     7,705,154       597,927
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (567,251,227)    (83,251,551)   14,022,526   (96,678,007)  (144,862,518)   (8,531,190)
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (107,587,078)    316,897,999    12,784,436   (92,829,327)   (82,699,493)   82,650,046
                           --------------  --------------  ------------  ------------  -------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     203,695,622     175,971,527     2,616,624    51,861,403     22,305,937    29,889,528
  Net transfers..........      41,608,391     281,913,824    (5,544,668)   26,213,951     14,161,666   (57,048,906)
  Surrenders for benefit
   payments and fees.....    (682,041,813)   (319,237,958)  (31,013,914)  (80,843,884)   (54,902,612)  (79,563,726)
  Net annuity
   transactions..........       2,603,665       1,655,616         1,583       209,616        218,601       659,695
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (434,134,135)    140,303,009   (33,940,375)   (2,558,914)   (18,216,408) (106,063,409)
                           --------------  --------------  ------------  ------------  -------------  ------------
  Net increase (decrease)
   in net assets.........    (541,721,213)    457,201,008   (21,155,939)  (95,388,241)  (100,915,901)  (23,413,363)
NET ASSETS:
  Beginning of period....   5,705,852,440   2,665,629,435   170,132,174   873,681,278    508,092,953   993,632,065
                           --------------  --------------  ------------  ------------  -------------  ------------
  End of period..........  $5,164,131,227  $3,122,830,443  $148,976,235  $778,293,037  $ 407,177,052  $970,218,702
                           ==============  ==============  ============  ============  =============  ============

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD        HARTFORD       HARTFORD
                           GLOBAL ADVISERS  SMALL COMPANY     MIDCAP
                              HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (560,824)   $ (3,010,917)  $  (8,026,334)
  Capital gains income...      5,768,475      17,448,684      79,684,773
  Net realized gain
   (loss) on security
   transactions..........       (981,529)     (5,045,530)     (7,024,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (12,210,950)    (56,625,780)   (103,422,075)
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (7,984,828)    (47,233,543)    (38,788,473)
                            ------------    ------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      4,039,616      11,868,543      38,857,387
  Net transfers..........     (3,990,072)     (1,478,792)     17,727,583
  Surrenders for benefit
   payments and fees.....     (8,082,247)    (18,964,548)    (46,490,975)
  Net annuity
   transactions..........         (2,752)         73,277         268,529
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,035,455)     (8,501,520)     10,362,524
                            ------------    ------------   -------------
  Net increase (decrease)
   in net assets.........    (16,020,283)    (55,735,063)    (28,425,949)
NET ASSETS:
  Beginning of period....    107,261,110     290,921,800     658,896,878
                            ------------    ------------   -------------
  End of period..........   $ 91,240,827    $235,186,737   $ 630,470,929
                            ============    ============   =============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                             ADVISERS     SMALL COMPANY     MIDCAP
                             HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  4,873,803   $ (3,967,469)  $ (6,186,659)
  Capital gains income...     7,468,602     38,063,850     20,945,910
  Net realized gain
   (loss) on security
   transactions..........         2,790        894,487        132,504
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,258,200)   (86,813,000)    60,279,543
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (8,913,005)   (51,822,132)    75,171,298
                           ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     8,665,618     38,462,445     81,349,399
  Net transfers..........     7,903,234     77,325,355    284,437,116
  Surrenders for benefit
   payments and fees.....    (9,569,820)   (27,353,620)   (42,187,846)
  Net annuity
   transactions..........        34,315        284,860        438,851
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,033,347     88,719,040    324,037,520
                           ------------   ------------   ------------
  Net increase (decrease)
   in net assets.........    (1,879,658)    36,896,908    399,208,818
NET ASSETS:
  Beginning of period....   109,140,768    254,024,892    259,688,060
                           ------------   ------------   ------------
  End of period..........  $107,261,110   $290,921,800   $658,896,878
                           ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             HARTFORD
                              GROWTH      HARTFORD       HARTFORD     SMITH BARNEY  SMITH BARNEY                        BB&T
                            AND INCOME   HIGH YIELD   GLOBAL LEADERS      CASH      APPRECIATION   SMITH BARNEY      GROWTH AND
                             HLS FUND     HLS FUND       HLS FUND      PORTFOLIO        FUND      GOVERNMENT FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  --------------  ------------  ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,517,191) $  (575,613)  $ (1,137,684)    $ 10,181      $   (955)       $   756       $    90,931
  Capital gains income...     4,754,460      --           1,703,521       --             4,398        --                --
  Net realized gain
   (loss) on security
   transactions..........      (887,756)      46,428     (1,619,881)      --              (143)       --                (22,602)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (14,330,224)     303,875    (29,761,833)      --           (12,797)       --               (297,791)
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,980,711)    (225,310)   (30,815,877)      10,181        (9,497)           756          (229,462)
                           ------------  -----------   ------------     --------      --------        -------       -----------
UNIT TRANSACTIONS:
  Purchases..............    14,825,599    7,935,695     12,171,462       --            --            --              6,390,474
  Net transfers..........     8,493,283   25,678,661     (2,081,524)      --            --            --             14,073,343
  Surrenders for benefit
   payments and fees.....    (9,817,141)  (5,869,041)   (11,397,228)     (75,387)       (4,293)        (1,993)       (3,015,082)
  Net annuity
   transactions..........        71,641       77,923        134,280       --            --            --                --
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,573,382   27,823,238     (1,173,010)     (75,387)       (4,293)        (1,993)       17,448,735
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets.........     1,592,671   27,597,928    (31,988,887)     (65,206)      (13,790)        (1,237)       17,219,273
NET ASSETS:
  Beginning of period....   118,401,327   28,105,389    176,379,458      400,080       218,364         28,527        35,316,515
                           ------------  -----------   ------------     --------      --------        -------       -----------
  End of period..........  $119,993,998  $55,703,317   $144,390,571     $334,874      $204,574        $27,290       $52,535,788
                           ============  ===========   ============     ========      ========        =======       ===========


                              AMSOUTH
                           EQUITY INCOME
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $    132,824
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (1,745,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (10,370,920)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,984,079)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    14,435,746
  Net transfers..........    (3,728,150)
  Surrenders for benefit
   payments and fees.....    (6,981,587)
  Net annuity
   transactions..........        (6,509)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,719,500
                           ------------
  Net increase (decrease)
   in net assets.........    (8,264,579)
NET ASSETS:
  Beginning of period....    85,733,166
                           ------------
  End of period..........  $ 77,468,587
                           ============

                             HARTFORD
                              GROWTH      HARTFORD       HARTFORD     SMITH BARNEY  SMITH BARNEY                        BB&T
                            AND INCOME   HIGH YIELD   GLOBAL LEADERS      CASH      APPRECIATION   SMITH BARNEY      GROWTH AND
                             HLS FUND     HLS FUND       HLS FUND      PORTFOLIO        FUND      GOVERNMENT FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  --------------  ------------  ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (909,831) $ 1,790,346   $   (953,998)    $ 20,323      $     84        $ 1,500       $   673,477
  Capital gains income...     1,683,512      --             857,478       --            16,517        --              1,061,622
  Net realized gain
   (loss) on security
   transactions..........       (63,860)       5,476       (356,127)      --               (37)       --                  6,500
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (8,637,639)  (1,735,269)   (17,093,448)      --           (17,127)       --                638,167
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (7,927,818)      60,553    (17,546,095)      20,323          (563)         1,500         2,379,766
                           ------------  -----------   ------------     --------      --------        -------       -----------
UNIT TRANSACTIONS:
  Purchases..............    22,373,086    3,641,413     39,056,020       --            --            --              3,825,686
  Net transfers..........    47,646,289    8,759,466    112,886,420       --            --            --              3,117,514
  Surrenders for benefit
   payments and fees.....    (8,045,089)  (1,891,418)   (10,998,386)     (90,958)       (4,611)        (4,275)       (2,024,275)
  Net annuity
   transactions..........        53,743       33,944        140,427       --            --            --                --
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    62,028,029   10,543,405    141,084,481      (90,958)       (4,611)        (4,275)        4,918,925
                           ------------  -----------   ------------     --------      --------        -------       -----------
  Net increase (decrease)
   in net assets.........    54,100,211   10,603,958    123,538,386      (70,635)       (5,174)        (2,775)        7,298,691
NET ASSETS:
  Beginning of period....    64,301,116   17,501,431     52,841,072      470,715       223,538         31,302        28,017,824
                           ------------  -----------   ------------     --------      --------        -------       -----------
  End of period..........  $118,401,327  $28,105,389   $176,379,458     $400,080      $218,364        $28,527       $35,316,515
                           ============  ===========   ============     ========      ========        =======       ===========


                              AMSOUTH
                           EQUITY INCOME
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   124,066
  Capital gains income...       802,139
  Net realized gain
   (loss) on security
   transactions..........        (6,646)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,388,408)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,468,849)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    33,811,244
  Net transfers..........    26,482,548
  Surrenders for benefit
   payments and fees.....    (5,812,390)
  Net annuity
   transactions..........        (7,768)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    54,473,634
                            -----------
  Net increase (decrease)
   in net assets.........    50,004,785
NET ASSETS:
  Beginning of period....    35,728,381
                            -----------
  End of period..........   $85,733,166
                            ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EVERGREEN VA       EVERGREEN VA
                           CAPITAL GROWTH  INTERNATIONAL GROWTH
                                FUND               FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (176,689)       $   (69,009)
  Capital gains income...       297,917          1,705,221
  Net realized gain
   (loss) on security
   transactions..........        13,411           (463,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,047,969)        (5,748,651)
                            -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,913,330)        (4,576,098)
                            -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     2,953,130            860,184
  Net transfers..........       221,937         (1,489,442)
  Surrenders for benefit
   payments and fees.....    (2,441,287)        (1,296,907)
  Net annuity
   transactions..........        (5,875)            (5,516)
                            -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       727,905         (1,931,681)
                            -----------        -----------
  Net increase (decrease)
   in net assets.........    (3,185,425)        (6,507,779)
NET ASSETS:
  Beginning of period....    26,733,207         24,232,686
                            -----------        -----------
  End of period..........   $23,547,782        $17,724,907
                            ===========        ===========

  * Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account, Mentor VIP Perpetual International Fund Sub-Account, and Mentor VIP VA Growth Fund Sub-Account, merged with Evergreen VA Capital Growth Fund Sub-Account, Evergreen VA Perpetual International Fund Sub-Account, and Evergreen VA Growth Fund Sub-Account, respectively.
*** Effective October 26, 2001, Brinson Growth & Income Portfolio and Brinson Strategic Income Portfolio merged with Alliance VP Growth & Income Portfolio and Alliance VP Global Bond Portfolio, respectively.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             MENTOR VIP          MENTOR VIP
                           CAPITAL GROWTH  PERPETUAL INTERNATIONAL
                                FUND                FUND
                            SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (293,930)         $  (316,083)
  Capital gains income...       752,010            2,064,494
  Net realized gain
   (loss) on security
   transactions..........        27,047              (24,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,230,103           (5,614,471)
                            -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,715,230           (3,890,361)
                            -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............     1,482,561            2,967,377
  Net transfers..........      (721,882)           3,743,394
  Surrenders for benefit
   payments and fees.....    (2,527,153)          (1,408,286)
  Net annuity
   transactions..........        56,007               65,139
                            -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,710,467)           5,367,624
                            -----------          -----------
  Net increase in net
   assets................     2,004,763            1,477,263
NET ASSETS:
  Beginning of period....    24,728,444           22,755,423
                            -----------          -----------
  End of period..........   $26,733,207          $24,232,686
                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                           EVERGREEN VA                                           BRINSON SERIES TRUST  HUNTINGTON VA     AMSOUTH
                              GROWTH      ALLIANCE VP GROWTH  ALLIANCE VP GLOBAL  TACTICAL ALLOCATION   INCOME EQUITY  SELECT EQUITY
                               FUND       & INCOME PORTFOLIO    BOND PORTFOLIO         PORTFOLIO            FUND           FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT***      SUB-ACCOUNT***        SUB-ACCOUNT*       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ------------------  --------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (189,140)     $    (8,670)         $   24,240          $   257,456        $   11,463     $   (80,610)
  Capital gains income...     2,618,309        1,098,106            --                  1,934,023           --              --
  Net realized gain
   (loss) on security
   transactions..........       232,775            6,810             (30,263)            (200,260)              521          (3,440)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,146,747)      (1,150,631)            (44,243)          (7,246,506)          (26,898)      1,339,962
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,484,803)         (54,385)            (50,266)          (5,255,287)          (14,914)      1,255,912
                            -----------      -----------          ----------          -----------        ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       780,694          140,959            --                  3,194,654         1,183,977       3,418,995
  Net transfers..........    (1,220,546)          99,482            (186,559)           5,310,957           976,614      11,100,165
  Surrenders for benefit
   payments and fees.....      (839,120)        (835,915)           (276,061)          (3,303,265)         (238,184)       (785,537)
  Net annuity
   transactions..........        (3,700)        --                  --                      7,800           --              --
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,282,672)        (595,474)           (462,620)           5,210,146         1,922,407      13,733,623
                            -----------      -----------          ----------          -----------        ----------     -----------
  Net increase (decrease)
   in net assets.........    (2,767,475)        (649,859)           (512,886)             (45,141)        1,907,493      14,989,535
NET ASSETS:
  Beginning of period....    17,362,010        4,360,818           1,237,997           34,299,099         1,401,102       4,395,110
                            -----------      -----------          ----------          -----------        ----------     -----------
  End of period..........   $14,594,535      $ 3,710,959          $  725,111          $34,253,958        $3,308,595     $19,384,645
                            ===========      ===========          ==========          ===========        ==========     ===========

                           MENTOR VIP VA                                                         MITCHELL HUTCHINS   HUNTINGTON VA
                              GROWTH      MITCHELL HUTCHINS GROWTH      MITCHELL HUTCHINS       TACTICAL ALLOCATION  INCOME EQUITY
                               FUND         AND INCOME PORTFOLIO    STRATEGIC INCOME PORTFOLIO       PORTFOLIO           FUND
                            SUB-ACCOUNT         SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ------------------------  --------------------------  -------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (222,527)         $  (39,904)                $   36,811              $  (367,440)      $   19,278
  Capital gains income...       --                  273,613                 --                          544,698          --
  Net realized gain
   (loss) on security
   transactions..........        58,047              (2,779)                        70                  (14,851)             736
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,859,582            (503,789)                   (41,298)              (1,260,916)          45,128
                            -----------          ----------                 ----------              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,695,102            (272,859)                    (4,417)              (1,098,509)          65,142
                            -----------          ----------                 ----------              -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       788,828             561,640                    270,831                7,156,277          213,967
  Net transfers..........     1,392,643             278,759                   (125,205)               7,374,195          927,540
  Surrenders for benefit
   payments and fees.....      (983,436)           (228,782)                   (56,746)                (929,939)         (34,302)
  Net annuity
   transactions..........        36,860          --                         --                           27,805          --
                            -----------          ----------                 ----------              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,234,895             611,617                     88,880               13,628,338        1,107,205
                            -----------          ----------                 ----------              -----------       ----------
  Net increase in net
   assets................     2,929,997             338,758                     84,463               12,529,829        1,172,347
NET ASSETS:
  Beginning of period....    14,432,013           4,022,060                  1,153,534               21,769,270          228,755
                            -----------          ----------                 ----------              -----------       ----------
  End of period..........   $17,362,010          $4,360,818                 $1,237,997              $34,299,099       $1,401,102
                            ===========          ==========                 ==========              ===========       ==========

                              AMSOUTH
                           SELECT EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (7,362)
  Capital gains income...        3,734
  Net realized gain
   (loss) on security
   transactions..........       17,325
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      472,640
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      486,337
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    2,008,027
  Net transfers..........     (280,436)
  Surrenders for benefit
   payments and fees.....     (294,850)
  Net annuity
   transactions..........
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,432,741
                            ----------
  Net increase in net
   assets................    1,919,078
NET ASSETS:
  Beginning of period....    2,476,032
                            ----------
  End of period..........   $4,395,110
                            ==========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   30,766   $  (137,324)
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........         (641)     (110,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (211,047)   (1,585,488)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (180,922)   (1,832,840)
                            ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      709,530     2,820,812
  Net transfers..........    1,060,825     1,888,558
  Surrenders for benefit
   payments and fees.....      (50,646)     (469,495)
  Net annuity
   transactions..........      --             (1,298)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,719,709     4,238,577
                            ----------   -----------
  Net increase (decrease)
   in net assets.........    1,538,787     2,405,737
NET ASSETS:
  Beginning of period....    1,290,311     8,788,671
                            ----------   -----------
  End of period..........   $2,829,098   $11,194,408
                            ==========   ===========

  * Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT*
                           ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   13,821   $   (44,973)
  Capital gains income...          364        21,854
  Net realized gain
   (loss) on security
   transactions..........           13        (4,793)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (58,900)   (2,246,636)
                            ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (44,702)   (2,274,548)
                            ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      767,378     5,022,670
  Net transfers..........      622,096     6,400,175
  Surrenders for benefit
   payments and fees.....      (54,461)     (378,512)
  Net annuity
   transactions..........      --             18,886
                            ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....    1,335,013    11,063,219
                            ----------   -----------
  Net increase in net
   assets................    1,290,311     8,788,671
NET ASSETS:
  Beginning of period....      --            --
                            ----------   -----------
  End of period..........   $1,290,311   $ 8,788,671
                            ==========   ===========

  *  From inception, February 1, 2000 to December 31, 2000.
 **  From inception, May 1, 2000 to December 31, 2000.
***  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                                                 OFFIT
                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH   MERRILL LYNCH    VIF -- HIGH
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  LARGE CAP GROWTH     YIELD
                                FUND            FUND             FUND         FOCUS FUND       FOCUS FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT
                           --------------  ---------------  ---------------  -------------  ----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $ (8,192)      $  (760,944)    $   (422,377)     $   (335)        $  (517)       $  9,819
  Capital gains income...      --               --               --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (8,455)         (328,172)        (963,284)      (10,526)              4              14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (37,137)        2,824,491       (8,903,049)      (14,950)         (1,942)         (7,778)
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (53,784)        1,735,375      (10,288,710)      (25,811)         (2,455)          2,055
                              --------       -----------     ------------      --------         -------        --------
UNIT TRANSACTIONS:
  Purchases..............      146,025        10,250,871        4,548,034        --               2,400             525
  Net transfers..........      127,067        22,163,815       16,159,154        (5,094)         37,547         254,082
  Surrenders for benefit
   payments and fees.....      (37,985)       (4,344,126)      (3,116,597)      (10,796)           (940)        (16,546)
  Net annuity
   transactions..........       (2,180)           29,762           29,741        --             --               --
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      232,927        28,100,322       17,620,332       (15,890)         39,007         238,061
                              --------       -----------     ------------      --------         -------        --------
  Net increase (decrease)
   in net assets.........      179,143        29,835,697        7,331,622       (41,701)         36,552         240,116
NET ASSETS:
  Beginning of period....      506,022        47,212,520       27,828,787        98,827          25,136          10,249
                              --------       -----------     ------------      --------         -------        --------
  End of period..........     $685,165       $77,048,217     $ 35,160,409      $ 57,126         $61,688        $250,365
                              ========       ===========     ============      ========         =======        ========

                            EVERGREEN VA   HARTFORD GLOBAL  HARTFORD GLOBAL  MERRILL LYNCH                           OFFIT
                           SPECIAL EQUITY    HEALTH HLS     TECHNOLOGY HLS   GLOBAL GROWTH  MERCURY V.I. U.S.  VIF -- HIGH YIELD
                                FUND            FUND             FUND         FOCUS FUND     LARGE CAP FUND          FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT***
                           --------------  ---------------  ---------------  -------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (2,906)      $   (73,033)    $   (157,119)     $     61          $   (40)           $   117
  Capital gains income...        2,213         1,119,423         --               6,025              316            --
  Net realized gain
   (loss) on security
   transactions..........       (2,391)            6,113          (36,414)       --                   (1)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (46,176)        4,884,989      (13,465,328)      (10,562)          (1,896)                68
                              --------       -----------     ------------      --------          -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (49,260)        5,937,492      (13,658,861)       (4,476)          (1,621)               185
                              --------       -----------     ------------      --------          -------            -------
UNIT TRANSACTIONS:
  Purchases..............      374,518         8,323,758        8,752,999        19,924            4,380
  Net transfers..........      218,961        33,807,605       33,395,367        83,375           22,382             10,064
  Surrenders for benefit
   payments and fees.....      (66,310)         (856,335)        (670,501)            4               (5)
  Net annuity
   transactions..........       28,113          --                  9,783        --              --
                              --------       -----------     ------------      --------          -------            -------
  Net increase in net
   assets resulting from
   unit transactions.....      555,282        41,275,028       41,487,648       103,303           26,757             10,064
                              --------       -----------     ------------      --------          -------            -------
  Net increase in net
   assets................      506,022        47,212,520       27,828,787        98,827           25,136             10,249
NET ASSETS:
  Beginning of period....      --               --               --              --              --                 --
                              --------       -----------     ------------      --------          -------            -------
  End of period..........     $506,022       $47,212,520     $ 27,828,787      $ 98,827          $25,136            $10,249
                              ========       ===========     ============      ========          =======            =======

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (10,966)         $  (8,909)
  Capital gains income...       --                   99,217
  Net realized gain
   (loss) on security
   transactions..........         (3,029)            (7,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (117,739)          (283,506)
                              ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (131,734)          (200,705)
                              ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............        249,847            155,595
  Net transfers..........        404,225            353,452
  Surrenders for benefit
   payments and fees.....        (63,055)          (101,594)
  Net annuity
   transactions..........       --                 --
                              ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        591,017            407,453
                              ----------          ---------
  Net increase (decrease)
   in net assets.........        459,283            206,748
NET ASSETS:
  Beginning of period....        551,372            603,252
                              ----------          ---------
  End of period..........     $1,010,655          $ 810,000
                              ==========          =========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                            SUB-ACCOUNT(A)      SUB-ACCOUNT(A)
                           ----------------  --------------------
OPERATIONS:
  Net investment
   (loss)................     $   (1,847)         $  (1,656)
  Capital gains income...       --                   53,951
  Net realized gain
   (loss) on security
   transactions..........            (14)                 5
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        (29,800)           (77,567)
                              ----------          ---------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        (31,661)           (25,267)
                              ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............        377,938            262,131
  Net transfers..........        208,733            370,133
  Surrenders for benefit
   payments and fees.....         (3,638)            (3,745)
  Net annuity
   transactions..........       --                 --
                              ----------          ---------
  Net increase in net
   assets resulting from
   unit transactions.....        583,033            628,519
                              ----------          ---------
  Net increase (decrease)
   in net assets.........        551,372            603,252
NET ASSETS:
  Beginning of period....       --                 --
                              ----------          ---------
  End of period..........     $  551,372          $ 603,252
                              ==========          =========

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MIDCAP GROWTH    20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (9,358)      $ (2,305)   $  (22,234)  $  (43,173)  $  (15,829)     $ (3,449)
  Capital gains income...       390,021          3,013        13,512       --           --               165
  Net realized gain
   (loss) on security
   transactions..........       (18,981)         1,008        (3,130)      (1,088)       1,269          (165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (507,859)        (5,190)     (242,660)    (238,399)    (221,108)       49,583
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (146,177)        (3,474)     (254,512)    (282,660)    (235,668)       46,134
                              ---------       --------    ----------   ----------   ----------      --------
UNIT TRANSACTIONS:
  Purchases..............       173,507        128,121       673,641    2,794,642      603,160       206,789
  Net transfers..........       330,771         97,662       922,089    3,575,642    1,604,058       534,515
  Surrenders for benefit
   payments and fees.....       (92,686)        (5,260)     (106,117)    (178,990)     (99,738)       (6,083)
  Net annuity
   transactions..........       --              --             9,715       --           --           --
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       411,592        220,523     1,499,328    6,191,294    2,107,480       735,221
                              ---------       --------    ----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets.........       265,415        217,049     1,244,816    5,908,634    1,871,812       781,355
NET ASSETS:
  Beginning of period....       592,663        123,412     1,048,727      652,919      254,207         5,513
                              ---------       --------    ----------   ----------   ----------      --------
  End of period..........     $ 858,078       $340,461    $2,293,543   $6,561,553   $2,126,019      $786,868
                              =========       ========    ==========   ==========   ==========      ========

                           ARMADA ADVANTAGE    PRUDENTIAL      PRUDENTIAL       WACHOVIA        WACHOVIA        WACHOVIA
                            MID CAP GROWTH    20/20 FOCUS       JENNISON        BALANCED         EQUITY      SPECIAL VALUES
                                 FUND          PORTFOLIO       PORTFOLIO        FUND II         FUND II         FUND II
                            SUB-ACCOUNT(A)   SUB-ACCOUNT(B)  SUB-ACCOUNT(B)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)
                           ----------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   (loss)................     $  (2,052)        $   (390)      $   (2,782)     $     (456)     $     (144)      $     (4)
  Capital gains income...        95,305            1,129          124,653         --              --             --
  Net realized gain
   (loss) on security
   transactions..........           884              (83)             (97)        --                    1        --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (190,892)          (3,382)        (271,168)         (5,614)         (4,481)           304
                              ---------         --------       ----------      ----------      ----------       --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (96,755)          (2,726)        (149,394)         (6,070)         (4,624)           300
                              ---------         --------       ----------      ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............       382,426           86,069          472,051         561,943         202,927          1,733
  Net transfers..........       308,432           41,717          730,220          97,045          55,904          3,481
  Surrenders for benefit
   payments and fees.....        (1,440)          (1,648)          (4,150)              1         --                  (1)
  Net annuity
   transactions..........       --               --               --              --              --             --
                              ---------         --------       ----------      ----------      ----------       --------
  Net increase in net
   assets resulting from
   unit transactions.....       689,418          126,138        1,198,121         658,989         258,831          5,213
                              ---------         --------       ----------      ----------      ----------       --------
  Net increase (decrease)
   in net assets.........       592,663          123,412        1,048,727         652,919         254,207          5,513
NET ASSETS:
  Beginning of period....       --               --               --              --              --             --
                              ---------         --------       ----------      ----------      ----------       --------
  End of period..........     $ 592,663         $123,412       $1,048,727      $  652,919      $  254,207       $  5,513
                              =========         ========       ==========      ==========      ==========       ========

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS  COMMUNICATIONS   FINANCIAL SERVICES
                              HLS FUND        HLS FUND           HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*       SUB-ACCOUNT*
                           --------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (26,395)     $    2,122         $    1,229
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........            64         (11,626)           (17,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       633,448         (45,386)           (14,082)
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       607,117         (54,890)           (30,367)
                            -----------      ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............     2,519,124         210,257            743,443
  Net transfers..........     7,787,444         957,274          1,836,998
  Surrenders for benefit
   payments and fees.....      (124,606)        (25,966)           (40,090)
  Net annuity
   transactions..........       --              --                --
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,181,962       1,141,565          2,540,351
                            -----------      ----------         ----------
  Net increase (decrease)
   in net assets.........    10,789,079       1,086,675          2,509,984
NET ASSETS:
  Beginning of period....       --              --                --
                            -----------      ----------         ----------
  End of period..........   $10,789,079      $1,086,675         $2,509,984
                            ===========      ==========         ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD                       VICTORY        VICTORY
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE  HARTFORD VALUE   DIVERSIFIED   SMALL COMPANY
                                 HLS FUND          HLS FUND       HLS FUND       HLS FUND      STOCK FUND     OPPORTUNITY
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**
                           --------------------  -------------  ------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   (8,133)        $   (666)    $   (76,459)   $    (6,625)    $   (2,253)      $  (127)
  Capital gains income...        --                  --             --              53,298          1,164        --
  Net realized gain
   (loss) on security
   transactions..........           70,049           (5,511)        (32,235)           617           (719)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           30,401          (28,095)      2,328,493        360,621         25,006         2,434
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           92,317          (34,272)      2,219,799        407,911         23,198         2,309
                                ----------         --------     -----------    -----------     ----------       -------
UNIT TRANSACTIONS:
  Purchases..............        2,171,704          206,321       8,499,900      2,556,702        321,892        47,397
  Net transfers..........          726,588          697,063      24,814,071     12,533,763        687,550        16,972
  Surrenders for benefit
   payments and fees.....           (9,965)         (43,413)       (565,653)      (502,426)        (8,674)           (1)
  Net annuity
   transactions..........        --                  --              33,962        138,730        --             --
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,888,327          859,971      32,782,280     14,726,769      1,000,768        64,368
                                ----------         --------     -----------    -----------     ----------       -------
  Net increase (decrease)
   in net assets.........        2,980,644          825,699      35,002,079     15,134,680      1,023,966        66,677
NET ASSETS:
  Beginning of period....        --                  --             --             --             --             --
                                ----------         --------     -----------    -----------     ----------       -------
  End of period..........       $2,980,644         $825,699     $35,002,079    $15,134,680     $1,023,966       $66,677
                                ==========         ========     ===========    ===========     ==========       =======


                           AMSOUTH CAPITAL
                             GROWTH FUND
                            SUB-ACCOUNT*
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (8,435)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (7,314)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (43,546)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (59,295)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       731,680
  Net transfers..........     1,046,270
  Surrenders for benefit
   payments and fees.....       (31,608)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,746,342
                             ----------
  Net increase (decrease)
   in net assets.........     1,687,047
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $1,687,047
                             ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, February 1, 2001 to December 31, 2001.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   BB&T             BB&T CAPITAL
                           CAPITAL APPRECIATION  MANAGER AGGRESSIVE
                                   FUND             GROWTH FUND
                              SUB-ACCOUNT(A)       SUB-ACCOUNT(B)
                           --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (76)            $   (8,023)
  Capital gains income...       --                     --
  Net realized gain
   (loss) on security
   transactions..........            664                     18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            916                 10,986
                                 -------             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,504                  2,981
                                 -------             ----------
UNIT TRANSACTIONS:
  Purchases..............         13,344                982,413
  Net transfers..........          2,473              1,399,215
  Surrenders for benefit
   payments and fees.....           (754)                (9,979)
  Net annuity
   transactions..........       --                     --
                                 -------             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         15,063              2,371,649
                                 -------             ----------
  Net increase (decrease)
   in net assets.........         16,567              2,374,630
NET ASSETS:
  Beginning of period....       --                     --
                                 -------             ----------
  End of period..........        $16,567             $2,374,630
                                 =======             ==========

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                BB&T       PRUDENTIAL JENNISON   FIFTH THIRD    FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           LARGE COMPANY      INTERNATIONAL     QUALITY GROWTH  INTERNATIONAL      LARGE CAP         SMALL CAP
                            GROWTH FUND     GROWTH PORTFOLIO       VIP FUND       PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT(A)    SUB-ACCOUNT(B)     SUB-ACCOUNT(C)  SUB-ACCOUNT(B)   SUB-ACCOUNT(B)    SUB-ACCOUNT(A)
                           --------------  -------------------  --------------  --------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (60)           $  (197)          $ (1,101)        $  (17)          $  (15)          $    (6)
  Capital gains income...      --               --                  --              --              --                --
  Net realized gain
   (loss) on security
   transactions..........      --                    (10)              (380)        --              --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,032             (2,753)             6,440           (289)            (220)              324
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         972             (2,960)             4,959           (306)            (235)              318
                              -------            -------           --------         ------           ------           -------
UNIT TRANSACTIONS:
  Purchases..............      --                 19,134            356,497          2,870            2,460            24,288
  Net transfers..........      44,954             27,195            169,628         --                  576           --
  Surrenders for benefit
   payments and fees.....      --                      2             (1,812)             1                2           --
  Net annuity
   transactions..........      --               --                  --              --              --                --
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      44,954             46,331            524,313          2,871            3,038            24,288
                              -------            -------           --------         ------           ------           -------
  Net increase (decrease)
   in net assets.........      45,926             43,371            529,272          2,565            2,803            24,606
NET ASSETS:
  Beginning of period....      --               --                  --              --              --                --
                              -------            -------           --------         ------           ------           -------
  End of period..........     $45,926            $43,371           $529,272         $2,565           $2,803           $24,606
                              =======            =======           ========         ======           ======           =======

(a)  From inception, October 15, 2001 to December 31, 2001.
(b)  From inception, May 1, 2001 to December 31, 2001.
(c)  From inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FIRST AMERICAN     FIRST HORIZON
                             TECHNOLOGY    CAPITAL APPRECIATION
                             PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT(A)     SUB-ACCOUNT(B)
                           --------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (14)           $   (54)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (347)             3,739
                               ------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (361)             3,685
                               ------            -------
UNIT TRANSACTIONS:
  Purchases..............       2,387             21,637
  Net transfers..........         768              7,483
  Surrenders for benefit
   payments and fees.....           8                190
  Net annuity
   transactions..........      --               --
                               ------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,163             29,310
                               ------            -------
  Net increase (decrease)
   in net assets.........       2,802             32,995
NET ASSETS:
  Beginning of period....      --               --
                               ------            -------
  End of period..........      $2,802            $32,995
                               ======            =======

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                            FIRST HORIZON    HUNTINGTON VA                    HUNTINGTON VA   HUNTINGTON VA     PRUDENTIAL
                           GROWTH & INCOME  DIVIDEND CAPTURE  HUNTINGTON VA      MID CORP      NEW ECONOMY        VALUE
                              PORTFOLIO           FUND         GROWTH FUND     AMERICA FUND        FUND         PORTFOLIO
                           SUB-ACCOUNT(B)    SUB-ACCOUNT(D)   SUB-ACCOUNT(C)  SUB-ACCOUNT(D)  SUB-ACCOUNT(D)  SUB-ACCOUNT(C)
                           ---------------  ----------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,186)         $    35          $   (670)       $   (36)         $   (9)        $     (1)
  Capital gains income...      --               --                --              --              --                5,511
  Net realized gain
   (loss) on security
   transactions..........           12          --                      3         --              --                   19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       23,994              118             1,896          1,526             326           (1,132)
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       22,820              153             1,229          1,490             317            4,397
                              --------          -------          --------        -------          ------         --------
UNIT TRANSACTIONS:
  Purchases..............      739,478           12,198           158,509         60,458           7,623           98,151
  Net transfers..........      227,686            1,543            90,453          2,312             615           60,326
  Surrenders for benefit
   payments and fees.....       (1,906)              (1)             (254)            (1)         --                  (12)
  Net annuity
   transactions..........      --               --                --              --              --              --
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      965,258           13,740           248,708         62,769           8,238          158,465
                              --------          -------          --------        -------          ------         --------
  Net increase (decrease)
   in net assets.........      988,078           13,893           249,937         64,259           8,555          162,862
NET ASSETS:
  Beginning of period....      --               --                --              --              --              --
                              --------          -------          --------        -------          ------         --------
  End of period..........     $988,078          $13,893          $249,937        $64,259          $8,555         $162,862
                              ========          =======          ========        =======          ======         ========

(a)  From inception, January 29, 2001, to December 31, 2001.
(b)  From inception, September 4, 2001, to December 31, 2001.
(c)  From inception, May 1, 2001, to December 31, 2001.
(d)  From inception, October 15, 2001, to December 31, 2001.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-68 ____________________________________

 4.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
HL Separate Account Two
  Hartford Bond HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............         78,545   1.815135         142,569     0.25%      4.67%       8.41%
        Highest contract
         charges.........         22,700   1.169037          26,537     0.85%     --           5.26%
        Remaining
         contract
         charges.........    252,942,166     --         626,196,063     --        --          --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        973,994   3.153968       3,071,945     0.25%      0.73%     (12.45)%
        Highest contract
         charges.........        117,777   0.963541         113,483     1.66%      1.41%     (15.36)%
        Remaining
         contract
         charges.........    466,012,527     --       2,328,394,985     --        --          --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............        149,528   1.491361         223,000     0.25%      3.88%       3.61%
        Highest contract
         charges.........         44,157   1.117678          49,353     1.61%      2.47%       1.64%
        Remaining
         contract
         charges.........    337,459,726     --         615,070,732     --        --          --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      1,006,197   2.599670       2,615,780     0.25%      2.84%      (4.88)%
        Highest contract
         charges.........        205,593   1.030542         211,872     1.64%      4.37%      (7.50)%
        Remaining
         contract
         charges.........  1,079,342,636     --       4,433,103,387     --        --          --
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............      1,532,078   3.899664       5,974,589     0.25%      0.60%      (7.17)%
        Highest contract
         charges.........         82,074   1.357485         111,414     1.66%      1.14%     (13.30)%
        Remaining
         contract
         charges.........    447,425,730     --       2,824,230,996     --        --          --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............        195,111   1.742192         339,921     0.24%      0.69%       7.23%
        Highest contract
         charges.........        284,707   1.139245         324,351     1.62%      5.11%       4.60%
        Remaining
         contract
         charges.........     75,944,769     --         187,905,722     --        --          --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        166,130   2.923820         485,734     0.25%      0.82%     (12.53)%
        Highest contract
         charges.........          4,956   0.950213           4,709     1.68%      0.73%     (16.59)%
        Remaining
         contract
         charges.........    157,016,499     --         615,447,411     --        --          --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        798,276   1.752618       1,399,074     0.25%      0.13%     (18.93)%
        Highest contract
         charges.........          7,555   0.828236           6,258     1.69%      0.13%     (19.61)%
        Remaining
         contract
         charges.........    202,042,279     --         285,116,361     --        --          --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............        167,423   2.885425         483,088     0.25%      1.26%      (4.28)%
        Highest contract
         charges.........         76,364   1.075204          82,107     1.65%      3.88%      (3.64)%
        Remaining
         contract
         charges.........    379,198,892     --         965,931,678     --        --          --
  Hartford Global
   Advisers HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............         38,176   1.641474          62,664     0.25%      0.72%      (6.48)%
        Highest contract
         charges.........         10,016   0.995870           9,974     1.65%      1.19%      (7.92)%
        Remaining
         contract
         charges.........     61,555,758     --          91,168,189     --        --          --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............        106,162   1.712339         181,784     0.25%     --         (15.13)%
        Highest contract
         charges.........         22,451   1.136848          25,523     1.56%     --         (13.05)%
        Remaining
         contract
         charges.........    154,518,113     --         234,979,430     --        --          --
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............        213,538   2.532914         540,873     0.25%     --          (3.86)%
        Highest contract
         charges.........         11,621   1.774521          20,623     1.68%     --          (6.33)%
        Remaining
         contract
         charges.........    276,176,899     --         629,909,433     --        --          --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............         40,341   1.247471          50,324     0.25%     --          (8.25)%
        Highest contract
         charges.........         35,088   1.096317          38,468     1.68%     --         (13.92)%
        Remaining
         contract
         charges.........    102,382,660     --         119,905,206     --        --          --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Hartford High Yield HLS
   Fund
    2001 Lowest contract
     charges.............         11,303   1.118615          12,644     0.25%      0.11%       2.43%
        Highest contract
         charges.........        306,462   1.013731         310,670     1.61%      0.05%      (4.62)%
        Remaining
         contract
         charges.........     51,434,891     --          55,380,003     --        --          --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............         55,506   1.524918          84,642     0.25%      0.56%     (16.79)%
        Highest contract
         charges.........          5,434   1.456653           7,915     1.68%      0.37%     (17.20)%
        Remaining
         contract
         charges.........    104,186,002     --         144,298,014     --        --          --
  Smith Barney Cash
   Portfolio
    2001 Lowest contract
     charges.............         93,253   3.342992         311,745     0.99%      3.76%       2.76%
        Highest contract
         charges.........          7,159   3.230608          23,129     0.99%      3.91%       2.75%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Smith Barney
   Appreciation Fund
    2001 Lowest contract
     charges.............         16,961  12.061314         204,574     0.99%      0.54%      (4.38)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Smith Barney Government
   Portfolio
    2001 Lowest contract
     charges.............          9,411   2.899870          27,290     0.99%      3.57%       2.65%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  BB&T Growth and Income
   Fund
    2001 Lowest contract
     charges.............     36,387,731   1.340141      48,764,690     1.23%      1.44%      (1.09)%
        Highest contract
         charges.........        427,020   1.332333         568,932     1.43%      1.55%      (1.77)%
        Remaining
         contract
         charges.........      2,396,723     --           3,202,166     --        --          --
  AmSouth Equity Income
   Fund
    2001 Lowest contract
     charges.............     50,143,877   1.190885      59,715,591     1.24%      1.44%     (12.10)%
        Highest contract
         charges.........        504,359   0.803027         405,014     1.61%      1.14%     (15.51)%
        Remaining
         contract
         charges.........     19,070,380     --          17,347,982     --        --          --
  Evergreen VA Capital
   Growth Fund
    2001 Lowest contract
     charges.............     18,379,730   1.129941      20,768,011     1.24%      0.56%     (14.03)%
        Highest contract
         charges.........          3,152   1.126850           3,552     1.62%     --         (15.26)%
        Remaining
         contract
         charges.........      2,456,384     --           2,776,219     --        --          --
  Evergreen VA
   International Growth
   Fund
    2001 Lowest contract
     charges.............     15,016,679   1.067563      16,031,251     1.24%      0.92%     (18.90)%
        Highest contract
         charges.........         47,346   0.660048          31,251     1.64%      1.04%     (19.18)%
        Remaining
         contract
         charges.........      2,042,436     --           1,662,405     --        --          --
  Evergreen VA Growth
   Fund
    2001 Lowest contract
     charges.............     12,015,801   1.119662      13,453,636     1.24%     --          (7.84)%
        Highest contract
         charges.........         10,280   0.809335           8,320     1.26%     --          (9.98)%
        Remaining
         contract
         charges.........      1,355,213     --           1,132,579     --        --          --
  Alliance VP Growth &
   Income Portfolio
    2001 Lowest contract
     charges.............      3,346,863   1.085712       3,633,729     1.24%      1.03%      (1.26)%
        Highest contract
         charges.........         42,807   1.000425          42,825     1.48%      0.95%      (1.51)%
        Remaining
         contract
         charges.........         31,816     --              34,405     --        --          --
  Alliance VP Global Bond
   Portfolio
    2001 Lowest contract
     charges.............        710,781   0.936542         665,676     1.24%      3.86%      (6.23)%
        Highest contract
         charges.........         44,166   0.905750          40,004     1.49%      4.15%      (6.47)%
        Remaining
         contract
         charges.........         20,830     --              19,431     --        --          --
  Brinson Series Trust
   Tactical Allocation
   Portfolio
    2001 Lowest contract
     charges.............     28,265,803   1.032191      29,175,708     1.24%      2.03%     (13.63)%
        Highest contract
         charges.........         59,675   1.021080          60,933     1.63%     --         (16.87)%
        Remaining
         contract
         charges.........      5,430,405     --           5,017,317     --        --          --
  Huntington VA Income
   Equity Fund
    2001 Lowest contract
     charges.............      1,770,698   1.046199       1,852,502     1.23%      1.87%       1.07%
        Highest contract
         charges.........        185,578   1.040890         193,166     1.42%      0.98%       0.02%
        Remaining
         contract
         charges.........      1,210,443     --           1,262,927     --        --          --

_____________________________________ SA-70 ____________________________________

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  AmSouth Select Equity
   Fund
    2001 Lowest contract
     charges.............     15,532,265   1.002159      15,565,799     1.22%      0.50%       6.91%
        Highest contract
         charges.........         94,977   1.249086         118,634     1.62%      0.49%      11.57%
        Remaining
         contract
         charges.........      3,086,371     --           3,700,212     --        --          --
  Evergreen VA Foundation
   Fund
    2001 Lowest contract
     charges.............      1,878,958   0.870926       1,636,433     1.22%      2.84%      (9.70)%
        Highest contract
         charges.........        230,050   0.860215         197,893     1.57%      2.58%     (10.02)%
        Remaining
         contract
         charges.........      1,148,610     --             994,772     --        --          --
  Evergreen VA Omega Fund
    2001 Lowest contract
     charges.............     10,424,815   0.735796       7,670,537     1.23%     --         (15.85)%
        Highest contract
         charges.........        105,896   0.572332          60,608     1.63%     --         (18.17)%
        Remaining
         contract
         charges.........      5,636,960     --           3,463,263     --        --          --
  Evergreen VA Special
   Equity Fund
    2001 Lowest contract
     charges.............        609,028   0.807353         491,701     1.23%     --          (9.25)%
        Highest contract
         charges.........          4,523   0.703921           3,184     1.57%     --          (9.57)%
        Remaining
         contract
         charges.........        253,600     --             190,280     --        --          --
  Hartford Global Health
   HLS Fund
    2001 Lowest contract
     charges.............         50,310   1.505734          75,753     0.25%     --           1.79%
        Highest contract
         charges.........         14,559   1.468325          21,377     1.65%     --           6.17%
        Remaining
         contract
         charges.........     51,999,583     --          76,951,087     --        --          --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............            240   0.481400             116     0.28%     --         (23.00)%
        Highest contract
         charges.........         34,244   0.469396          16,074     1.62%     --         (35.42)%
        Remaining
         contract
         charges.........     74,292,666     --          35,144,219     --        --          --
  Merrill Lynch Global
   Growth Focus Fund
    2001 Lowest contract
     charges.............         71,674   0.797023          57,126     1.24%      0.80%     (23.99)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Merrill Lynch Large Cap
   Growth Focus Fund
    2001 Lowest contract
     charges.............         75,084   0.821590          61,688     1.23%      0.02%     (10.45)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  OFFIT VIF -- High Yield
   Fund
    2001 Lowest contract
     charges.............        214,735   1.045655         224,538     1.22%      8.30%       6.44%
        Highest contract
         charges.........          3,642   1.041920           3,795     1.35%      6.96%       0.30%
        Remaining
         contract
         charges.........         21,108     --              22,032     --        --          --
  Armada Advantage Equity
   Growth Fund
    2001 Lowest contract
     charges.............        855,413   0.774786         662,762     1.23%      0.02%     (16.99)%
        Highest contract
         charges.........          3,173   0.734698           2,331     1.48%     --         (17.02)%
        Remaining
         contract
         charges.........        458,219     --             345,562     --        --          --
  Armada Advantage
   International Equity
   Fund
    2001 Lowest contract
     charges.............        936,796   0.647187         606,282     1.23%     --         (26.52)%
        Highest contract
         charges.........             70   0.639806              45     0.94%     --         (24.50)%
        Remaining
         contract
         charges.........        315,958     --             203,673     --        --          --
  Armada Advantage Mid
   Cap Growth Fund
    2001 Lowest contract
     charges.............        785,809   0.626570         492,364     1.23%     --         (20.72)%
        Highest contract
         charges.........         13,860   0.605123           8,387     1.52%     --         (27.58)%
        Remaining
         contract
         charges.........        577,867     --             357,327     --        --          --
  Prudential 20/20 Focus
   Portfolio
    2001 Lowest contract
     charges.............        302,741   0.957174         289,775     1.22%      0.29%      (2.53)%
        Highest contract
         charges.........          6,130   0.972196           5,959     1.45%      0.26%      (2.78)%
        Remaining
         contract
         charges.........         46,862     --              44,727     --        --          --
  Prudential Jennison
   Portfolio
    2001 Lowest contract
     charges.............      1,079,652   0.629642         679,794     1.23%     --         (19.62)%
        Highest contract
         charges.........         29,135   0.894012          26,047     1.47%     --         (10.60)%
        Remaining
         contract
         charges.........      2,395,472     --           1,587,702     --        --          --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Wachiovia Balanced Fund
   II
    2001 Lowest contract
     charges.............      6,646,004   0.839119       5,576,788     1.22%      0.16%     (11.86)%
        Highest contract
         charges.........         12,878   0.836112          10,768     1.37%     --         (13.33)%
        Remaining
         contract
         charges.........      1,162,866     --             973,997     --        --          --
  Wachiovia Equity Fund
   II
    2001 Lowest contract
     charges.............      2,431,499   0.686666       1,669,628     1.22%      0.06%     (23.63)%
        Highest contract
         charges.........        434,319   0.684204         297,163     1.41%     --         (25.46)%
        Remaining
         contract
         charges.........        232,309     --             159,228     --        --          --
  Wachiovia Special
   Values Fund II
    2001 Lowest contract
     charges.............        542,938   1.264454         686,521     1.20%      0.05%      16.24%
        Highest contract
         charges.........         45,012   1.259925          56,712     1.41%     --          13.38%
        Remaining
         contract
         charges.........         34,571     --              43,635     --        --          --
  Hartford Focus HLS Fund
    2001 Lowest contract
     charges.............         16,874   1.037448          17,506     0.16%      0.23%       3.74%
        Highest contract
         charges.........        133,390   1.025602         136,805     1.17%      0.19%       2.56%
        Remaining
         contract
         charges.........     10,324,800     --          10,634,768     --        --          --
  Hartford Global
   Communications HLS
   Fund
    2001 Lowest contract
     charges.............      1,177,479   0.710590         836,705     0.80%      1.45%     (28.94)%
        Highest contract
         charges.........         50,087   0.706877          35,406     1.17%      0.74%     (29.31)%
        Remaining
         contract
         charges.........        302,734     --             214,564     --        --          --
  Hartford Global
   Financial Services HLS
   Fund
    2001 Lowest contract
     charges.............          2,234   0.954679           2,132     0.52%      1.38%      (4.53)%
        Highest contract
         charges.........          7,813   0.947993           7,407     1.19%      0.83%      (5.20)%
        Remaining
         contract
         charges.........      2,629,225     --           2,500,445     --        --          --
  Hartford International
   Capital Appreciation
   HLS Fund
    2001 Lowest contract
     charges.............        348,305   0.860170         299,601     0.16%      0.12%     (13.98)%
        Highest contract
         charges.........          3,680   0.851001           3,131     1.19%      0.22%     (14.90)%
        Remaining
         contract
         charges.........      3,137,216     --           2,677,912     --        --          --
  Hartford International
   Small Company HLS Fund
    2001 Lowest contract
     charges.............        326,822   0.938253         306,641     0.16%      0.19%      (6.17)%
        Highest contract
         charges.........          7,134   0.927459           6,617     1.17%      0.16%      (7.25)%
        Remaining
         contract
         charges.........        549,991     --             512,441     --        --          --
  Hartford MidCap Value
   HLS Fund
    2001 Lowest contract
     charges.............          7,900   0.998152           7,886     0.16%      0.15%      (0.18)%
        Highest contract
         charges.........         26,333   0.987521          26,004     1.19%      0.20%      (1.25)%
        Remaining
         contract
         charges.........     35,286,045     --          34,968,189     --        --          --
  Hartford Value HLS Fund
    2001 Lowest contract
     charges.............         14,730   1.003185          14,777     0.52%      0.48%       0.32%
        Highest contract
         charges.........         45,565   0.996158          45,390     1.19%      0.47%      (0.38)%
        Remaining
         contract
         charges.........     15,078,207     --          15,074,513     --        --          --
  Victory Variable
   Insurance Diversified
   Stock Fund
    2001 Lowest contract
     charges.............         83,243   9.243408         769,452     1.10%      0.52%      (7.57)%
        Highest contract
         charges.........         27,097   9.226513         250,007     1.27%      0.54%      (7.73)%
        Remaining
         contract
         charges.........            488     --               4,506     --        --          --
  Victory Variable
   Insurance Small
   Company Opportunity
   Fund
    2001 Lowest contract
     charges.............          3,680   9.212679          33,908     1.09%      0.43%      (7.87)%
        Highest contract
         charges.........          3,564   9.195866          32,769     1.26%      0.41%      (8.04)%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  AmSouth Capital Growth
   Fund
    2001 Lowest contract
     charges.............      1,166,706   0.886288       1,034,038     0.81%     --         (11.37)%
        Highest contract
         charges.........        153,681   0.883028         135,705     1.16%     --         (11.70)%
        Remaining
         contract
         charges.........        584,572     --             517,304     --        --          --
  BB&T Capital
   Appreciation Fund
    2001 Lowest contract
     charges.............         15,524   1.067183          16,567     0.25%     --           6.72%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --

_____________________________________ SA-72 ____________________________________

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  BB&T Capital Manager
   Aggressive Growth Fund
    2001 Lowest contract
     charges.............      1,824,567   0.911406       1,662,921     0.81%      0.16%      (8.86)%
        Highest contract
         charges.........        385,192   0.909273         350,245     1.03%      0.15%      (9.07)%
        Remaining
         contract
         charges.........        397,129     --             361,464     --        --          --
  BB&T Large Company
   Growth Fund
    2001 Lowest contract
     charges.............         31,189   1.080153          33,689     0.25%     --           8.02%
        Highest contract
         charges.........         11,333   1.079811          12,237     0.23%     --           7.98%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Prudential Jennison
   International Growth
   Portfolio
    2001 Lowest contract
     charges.............         34,505   0.739837          25,528     0.81%      0.09%     (26.02)%
        Highest contract
         charges.........          1,488   0.738105           1,098     0.53%     --         (26.19)%
        Remaining
         contract
         charges.........         22,663     --              16,745     --        --          --
  Fifth Third Quality
   Growth VIP Fund
    2001 Lowest contract
     charges.............        481,686   0.810844         390,572     1.04%     --         (18.92)%
        Highest contract
         charges.........          3,787   0.808237           3,061     1.33%     --         (19.18)%
        Remaining
         contract
         charges.........        167,568     --             135,639     --        --          --
  First American
   International
   Portfolio
    2001 Lowest contract
     charges.............          4,321   0.593483           2,565     1.23%     --         (26.03)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American Large
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............          5,096   0.550037           2,803     1.19%     --         (31.54)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American Small
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............         22,346   1.101128          24,606     0.14%     --          10.11%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First American
   Technology Portfolio
    2001 Lowest contract
     charges.............         10,861   0.257951           2,802     1.20%     --         (52.25)%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  First Horizon Capital
   Appreciation Portfolio
    2001 Lowest contract
     charges.............         23,338   1.107753          25,853     0.37%     --          10.78%
        Highest contract
         charges.........          2,024   1.107037           2,241     0.41%     --          10.70%
        Remaining
         contract
         charges.........          4,427     --               4,901     --        --          --
  First Horizon Growth &
   Income Portfolio
    2001 Lowest contract
     charges.............        475,983   1.026320         488,510     0.37%      0.14%       2.63%
        Highest contract
         charges.........        261,945   1.025653         268,665     0.44%      0.12%       2.57%
        Remaining
         contract
         charges.........        225,090     --             230,902     --        --          --
  Huntington VA Dividend
   Capture Fund
    2001 Lowest contract
     charges.............         11,375   1.021713          11,622     0.21%      1.09%       2.17%
        Highest contract
         charges.........          2,171   1.021288           2,217     0.24%     --           2.13%
        Remaining
         contract
         charges.........             53     --                  54     --        --          --
  Huntington VA Growth
   Fund
    2001 Lowest contract
     charges.............        154,127   0.914312         140,921     0.78%     --          (8.57)%
        Highest contract
         charges.........         16,671   0.912175          15,207     1.02%     --          (8.78)%
        Remaining
         contract
         charges.........        102,735     --              93,809     --        --          --
  Huntington VA Mid Corp
   America Fund
    2001 Lowest contract
     charges.............          8,340   1.112070           9,275     0.17%     --          11.21%
        Highest contract
         charges.........         49,464   1.111600          54,984     0.23%     --          11.16%
        Remaining
         contract
         charges.........       --           --            --           --        --          --
  Huntington VA New
   Economy Fund
    2001 Lowest contract
     charges.............          7,869   1.087139           8,555     0.22%     --           8.71%
        Highest contract
         charges.........       --           --            --           --        --          --
        Remaining
         contract
         charges.........       --           --            --           --        --          --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                               INVESTMENT
                                             UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -------------  ----------  --------------  -------  ----------  ---------
  Prudential Value
   Portfolio
    2001 Lowest contract
     charges.............        120,039   0.942896         113,184     0.80%      0.87%      (5.71)%
        Highest contract
         charges.........         10,763   0.939426          10,111     1.18%      0.70%      (6.06)%
        Remaining
         contract
         charges.........         42,019     --              39,567     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-74 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                      PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (1)

          (3)  (b) Form of Dealer Agreement. (2)

          (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a) Articles of Incorporation of Hartford.(4)

          (6)  (b) Bylaws of Hartford. (4)

          (7)  Not applicable.

          (8)  Form Participation Agreement. (5)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart. (6)

--------
         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
         (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
         (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-19605, dated May 9, 1997.
         (4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.
         (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-70153, dated August 25, 2000.
         (6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on
               April 8, 2002.

Item 25. Directors and Officers of the Depositor

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of January 31, 2002, there were 267,182 Contract Owners.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Separate Account Ten
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life Insurance Company - Separate Account Eleven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

                                                    Positions and Offices
                   Name                               With Underwriter
                 -------                              ----------------
              David A. Carlson                 Vice President
              Bruce W. Ferris                  Vice President
              David T. Foy                     Treasurer, Director
              George R. Jay                    Controller
              Ryan Johnson                     Vice President
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary
              John C. Walters                  Executive Vice President, Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement dated May 3, 1999 and filed with the Commission on April 13, 1999.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2002.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

 By:    Thomas M. Marra                          *By:  /s/ Marianne O'Doherty
      ----------------------------------------        -------------------------
        Thomas M. Marra, Chief Executive                   Marianne O'Doherty
        Officer and Chairman of the Board,                 Attorney-in-Fact
        President*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

 By:    Thomas M. Marra
     ----------------------------------------
        Thomas M. Marra, Chief Executive
        Officer and Chairman of the Board,
        President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Christine Hayer Repasy, Senior Vice President,    *By:  /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,             ----------------------
     Director*                                          Marianne O'Doherty
John C. Walters, Executive Vice President,              Attorney-in-Fact
     Director*                                     Date: April 8, 2002
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-19605

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.